UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
October 31, 2023
Annual
Report
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen ESG Dividend ETF
Cboe BZX Exchange, Inc. NUDV
Nuveen ESG Emerging Markets Equity ETF
Cboe BZX Exchange, Inc. NUEM
Nuveen ESG International Developed Markets Equity ETF
Cboe BZX Exchange, Inc. NUDM
Nuveen ESG Large-Cap ETF
Cboe BZX Exchange, Inc. NULC
Nuveen ESG Large-Cap Growth ETF
Cboe BZX Exchange, Inc. NULG
Nuveen ESG Large-Cap Value ETF
Cboe BZX Exchange, Inc. NULV
Nuveen ESG Mid-Cap Growth ETF
Cboe BZX Exchange, Inc. NUMG
Nuveen ESG Mid-Cap Value ETF
Cboe BZX Exchange, Inc. NUMV
Nuveen ESG Small-Cap ETF
Cboe BZX Exchange, Inc. NUSC

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations 13
About the Funds’ Benchmarks 15
Fund Performance, Expense Ratios and Holdings Summaries 17
Expense Examples 36
Report of Independent Registered Public Accounting Firm 39
Portfolios of Investments 41
Statement of Assets and Liabilities 80
Statement of Operations 82
Statement of Changes in Net Assets 84
Financial Highlights 89
Notes to Financial Statements 93
Important Tax Information 103
Additional Fund Information 105
Glossary of Terms Used in this Report 107
Liquidity Risk Management Program 108
Annual Investment Management Agreement Approval Process 109
Trustees and Officers 117

Chair’s Letter
to Shareholders

Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
as of November 2023, with pauses in June 2023, September 2023 and November 2023. But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. By year-end, the “most predicted recession” had yet to materialize in the U.S., while U.K. and European economic growth was just beginning to show signs of stagnation or decline. U.S. gross domestic product rose 5.2% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
December 22, 2023

Important Notices
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.

Portfolio Managers’
Comments

Nuveen ESG Dividend ETF (NUDV)
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Nuveen ESG Large-Cap ETF (NULC)
Nuveen ESG Large-Cap Growth ETF (NULG)
Nuveen ESG Large-Cap Value ETF (NULV)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Nuveen ESG Small-Cap ETF (NUSC)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Below, the Funds’
portfolio managers, Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, discuss global economic and market conditions, key investment strategies and the performance of the Funds during the twelve-month reporting period ended October 31, 2023. For more information on each Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and market conditions during the twelve-month annual reporting period ended
October 31, 2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended October 31, 2023. Gross domestic product accelerated sharply in third quarter of 2023 to an annualized rate of 5.2%, according to the U.S. Bureau of Economic Analysis second estimate, up from 2.1% in the second quarter of 2023.
By comparison, GDP grew 2.1% in 2022 overall. Early in the reporting period, inflation had risen sharply because of supply chain disruptions and high food and energy prices, the Russia-Ukraine war and China’s zero-COVID restrictions (lifted in December 2022).
Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the
U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies.
Nevertheless, during the reporting period inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate six times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023 and voting to hold it at that level at its next two meetings held near the end of the reporting period. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets, given the uncertainty of how rising interest rates would affect the economy. One of the most highly visible impacts occurred in the U.S. regional banking sector in March 2023, when
Silicon Valley Bank, Signature Bank, First Republic Bank and Silvergate Bank failed. In the same month, Swiss bank UBS agreed to buy Credit Suisse, which was considered vulnerable in the current environment. The Fed’s monetary tightening policy also contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of October 2023, the unemployment rate was 3.9%, rising from its pre-
pandemic low, with monthly job growth continuing to moderate. The strong labor market and wage gains helped the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
During the reporting period, investors also continued to monitor government funding and deficits. The U.S. government avoided a default scenario after approving an increase to the debt ceiling limit in June 2023. At the same time, the potential for a government shutdown loomed but was ultimately avoided with funding resolutions passed in September 2023 and, subsequent to the close of the reporting period, November 2023. Notably, in August 2023, ratings agency Fitch downgraded U.S. debt from AAA to AA+
based on concerns about the U.S.’s growing fiscal debt and reduced confidence in fiscal management.
Global equity performance during the reporting period was concentrated among several mega-cap technology stocks that were expected to benefit from rapidly emerging artificial intelligence capabilities. By comparison, the remainder of the market was weak.
Equities faced pressure from recession risks, especially in Europe, high interest rates, and elevated inflation. Additionally, China’s economic recovery following its prolonged pandemic lockdown disappointed expectations and its property sector continued to signal distress. Geopolitical tensions increased as the U.S. tightened regulations on China’s advanced chip exports, the Russia-
Ukraine war continued, and conflict broke out in the Middle East.

Portfolio Managers’ Comments
(continued)

Nuveen ESG Dividend ETF (NUDV)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NUDV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA High Dividend Index (the “NUDV custom index”), which is comprised of equity securities issued by large and mid-capitalization companies listed on U.S. exchanges.
The NUDV custom index aims to represent the performance of a set of securities with high dividend income and quality characteristics while maximizing the exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Index (the “NUDV base index”). The NUDV custom index selects from the securities included in the NUDV base index, which generally consists of the large and mid-capitalization segments of the U.S. market.
MSCI Inc. (“MSCI”) is the index provider for the NUDV custom index and NUDV base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track.
The Fund’s total return at NAV was -1.59% for the reporting period while the custom index returned -1.36%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the
Fund that are not incurred by the custom index. Gross of management fees and other expenses, the Fund performed in line with its custom index over the reporting period.
During the reporting period, the NUDV custom index significantly underperformed the NUDV base index, driven by underweight allocations to and security selection within the information technology and communication services sectors. The custom index lacked exposure to a handful of strong-performing, non-dividend paying stocks in both sectors. This created a headwind for the
NUDV custom index’s performance relative to the base index but is consistent with the custom index’s selection criteria.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NUEM seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index (the
“NUEM custom index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries within emerging markets, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the
MSCI Emerging Markets Index (the “NUEM base index”). The NUEM custom index selects from the securities included in the NUEM base index, which currently consists of large and mid-capitalization companies located in emerging market countries.
MSCI Inc. (“MSCI”) is the index provider for the NUEM custom index and NUEM base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track. The Fund’s total return at NAV was 11.80% for the reporting period while the custom index returned 12.59%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index along with transaction costs such as commissions and exchange taxes and fees, which can be higher in emerging markets.
During the reporting period, the NUEM custom index outperformed the NUEM base index, driven by security selection in the information technology and consumer discretionary sectors. From a country perspective, a lack of exposure to Kuwait and a modest overweight allocation to Taiwan also contributed positively to relative returns.
Nuveen ESG International Developed Markets Equity ETF (NUDM)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NUDM seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity
Index (the “NUDM custom index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries within developed markets, excluding the United States and Canada, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI EAFE Index (the “NUDM base index”). The NUDM custom index selects from the securities included in the NUDM base index, which currently consists of large and mid-capitalization companies located in developed market countries.
MSCI Inc. (“MSCI”) is the index provider for the NUDM custom index and NUDM base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track. The Fund’s total return at NAV was 12.84% for the reporting period while the custom index returned 13.14%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.
During the reporting period, the NUDM custom index underperformed the NUDM base index, driven by security selection in the industrials sector. Within industrials, relative returns were hampered by underweight allocations to aerospace & defense firms as well as trading companies & distributors. From a country perspective, security selection in Japanese equities also detracted from relative performance, due to an underweight allocation to industrials, energy and utilities.

Portfolio Managers’ Comments
(continued)

Nuveen ESG Large-Cap ETF (NULC)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NULC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Index (the “NULC custom index”), which is comprised of equity securities issued by large capitalization companies listed on U.S. exchanges, and uses a rules-
based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Index (the “NULC base index”). The NULC custom index selects from the securities included in the NULC base index, which generally consists of the large and mid-capitalization segments of the U.S. market.
MSCI Inc. (“MSCI”) is the index provider for the NULC custom index and NULC base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track.
The Fund’s total return at NAV was 8.06% for the reporting period while the custom index returned 8.30%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the
Fund that are not incurred by the custom index.
During the reporting period, the NULC custom index underperformed the NULC base index, driven by stock selection within the communication services sector. The custom index did not have exposure to Alphabet, Inc. or Meta Platforms, Inc., two of the best-
performing companies in the communication services sector. Both securities were excluded from the custom index over the period due to ESG concerns. This is consistent with the custom index’s selection criteria.
Nuveen ESG Large-Cap Growth ETF (NULG)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NULG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index (the “NULG
custom index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Growth Index (the “NULG base index”). The NULG custom index selects from the securities included in the NULG base index, which generally consists of large and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.
MSCI Inc. (“MSCI”) is the index provider for the NULG custom index and NULG base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track. The Fund’s total return at NAV was 19.36% for the reporting period while the custom index returned 19.72%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.
During the reporting period, the NULG custom index underperformed the NULG base index, driven by stock selection within the communication services sector. The custom index did not have exposure to Alphabet, Inc. or Meta Platforms, Inc., two of the best-
performing companies in the communication services sector. Both securities were excluded from the custom index over the period due to ESG concerns. This is consistent with the custom index’s selection criteria.
Nuveen ESG Large-Cap Value ETF (NULV)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NULV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index (the “NULV
custom index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Value Index (the “NULV base index”). The NULV custom index selects from the securities included in the NULV base index, which generally consists of large and mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, twelve-month forward earnings to price and dividend yield.
MSCI Inc. (“MSCI”) is the index provider for the NULV custom index and NULV base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track.
The Fund’s total return at NAV was -2.73% for the reporting period while the custom index returned -2.49%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the
Fund that are not incurred by the custom index.
During the reporting period, the NULV custom index underperformed the NULV base index, driven by security selection in the information technology sector. The largest individual detractor during the reporting period was Broadcom, Inc., a security not held by the custom index. Broadcom posted strong returns given positive investor sentiment over potential in artificial intelligence technology. This was partially offset by an underweight allocation to and stock selection within the energy sector.

Portfolio Managers’ Comments
(continued)

Nuveen ESG Mid-Cap Growth ETF (NUMG)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NUMG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index (the “NUMG
custom index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges, and uses a rules-based methodology that aims to increase exposure to positive ESG factors as well as exhibit lower carbon exposure than the
MSCI USA
Mid-Cap Growth Index (the “NUMG base index”). The NUMG custom index selects from the securities included in the NUMG base index, which generally consists of mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend.
MSCI Inc. (“MSCI”) is the index provider for the NUMG custom index and NUMG base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track.
The Fund’s total return at NAV was 0.43% for the reporting period while the custom index returned 0.72%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the
Fund that are not incurred by the custom index.
During the reporting period, the NUMG custom index underperformed the NUMG base index, driven by security selection in the communication services sector. The largest detractors from relative returns within the sector were an overweight position in
ZoomInfo Technologies Inc. and a lack of exposure to Trade Desk, Inc. Security selection within the financials sector also detracted relative to the base index.
Nuveen ESG Mid-Cap Value ETF (NUMV)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NUMV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index (the “NUMV custom index”), which is comprised of equity securities issued by mid capitalization companies listed on U.S. exchanges, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Mid-Cap Value Index (the “NUMV base index”). The NUMV custom index selects from the securities included in the NUMV base index, which generally consists of mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, twelve-month forward earnings to price and dividend yield.

MSCI Inc. (“MSCI”) is the index provider for the NUMV custom index and NUMV base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track.
The Fund’s total return at NAV was -8.58% for the reporting period while the custom index returned -8.37%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the
Fund that are not incurred by the custom index.
During the reporting period, the NUMV custom index underperformed the NUMV base index, driven by security selection in the financials sector, primarily because of overweight allocations to both Silicon Valley Bank and First Republic Bank. Security selection within the consumer discretionary sector also detracted relative to the base index, particularly an underweight in homebuilders and cruise lines.
Nuveen ESG Small-Cap ETF (NUSC)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of its custom index, which is comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track its custom index by investing all, or substantially all, of its assets in the securities represented in its custom index in approximately the same proportions. The Fund rebalances its holdings quarterly in response to the quarterly rebalance of its custom index, which occurs in February, May, August, and November.
NUSC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Small-Cap Index (the “NUSC custom index”), which is comprised of equity securities issued by small-capitalization companies listed on U.S. exchanges, and uses a rules-
based methodology that aims to increase exposure to positive ESG factors as well as exhibit lower carbon exposure than the MSCI
USA Small-Cap Index (the “NUSC base index”). The NUSC custom index selects from the securities included in the NUSC base index, which generally consists of the small-capitalization segment of the U.S. market.
MSCI Inc. (“MSCI”) is the index provider for the NUSC custom index and NUSC base index. The custom index and base index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select index components or change the custom index’s methodology. The custom index identifies equity securities from its base index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s total return at NAV is compared with the performance of the Fund’s custom index, which the Fund is designed to track.
The Fund’s total return at NAV was -7.77% for the reporting period while the custom index returned -7.58%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the
Fund that are not incurred by the custom index.
During the reporting period, the NUSC custom index underperformed the NUSC base index, driven by security selection in the consumer discretionary and health care sectors. Within consumer discretionary, an underweight allocation to homebuilders relative to the base index was the primary driver of underperformance. Within health care, a modest tilt towards smaller companies detracted relative to the base index.

Portfolio Managers’ Comments
(continued)

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations

Nuveen ESG Dividend ETF (NUDV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Dividend-paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. Due to the percentage weight within the base index, the Fund may at times be significantly invested in certain countries, such as China. Investing in China involves additional risks, including a reduction in growth if global or domestic demand for Chinese goods decreases significantly, pricing anomalies that may be connected to governmental influence, a lack of publicy-available information and/or social instability. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG Large-Cap ETF (NULC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in large-
capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Large-Cap Growth ETF (NULG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

Risk Considerations
(continued)

Nuveen ESG Large-Cap Value ETF (NULV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Value ETF (NUMV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Small-Cap ETF (NUSC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.

About the Funds’ Benchmarks

MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large
and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Growth Index:
An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS)
growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Index:
An index designed to measure the performance of the large and mid-cap segments of the U.S.
market. With over 600 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid-Cap Growth Index:
An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS)
growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid-Cap Value Index:
An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Small-Cap Index:
An index designed to measure the performance of the small-cap segment of the U.S.
equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Value Index:
An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG Emerging Markets Equity Index:
A custom index that is based on the MSCI Emerging Markets Index (Net)
(defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG International Developed Markets Equity Index:
A custom index that is based on the MSCI EAFE Index
(Net) (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

About the Funds’ Benchmarks
(continued)

TIAA ESG USA High Dividend Yield Index:
A custom index that is based on the MSCI USA Index (defined herein), its base index, and uses a rules-based methodology that aims to represent the performance of a set of securities with high dividend income and quality characteristics while maximizing the exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Growth Index:
A custom index based on the MSCI USA Growth Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Index:
A custom index based on the MSCI USA Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Value Index:
A custom index based on the MSCI USA Value Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Growth Index:
A custom index based on the MSCI USA Mid-Cap Growth Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Value Index:
A custom index based on the MSCI USA Mid-Cap Value Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Small-Cap Index:
A custom index based on the MSCI USA Small-Cap Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen ESG Dividend ETF (NUDV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA High Dividend Yield Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NUDV at NAV 9/27/21 (1.59)% (2.51)% 0.26%
NUDV at Market Price 9/27/21 (1.69)% (2.56)% —
MSCI USA Index — 10.08% (2.26)% —
TIAA ESG USA High Dividend Yield Index — (1.36)% (2.29)% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .6%
Other Assets & Liabilities, Net 0 .4%
Net Assets 100%
Portfolio Composition
(% of net assets)
Financials 21.3%
Industrials 17.1%
Health Care 11.6%
Information Technology 11.6%
Consumer Staples 10.6%
Real Estate 8.0%
Consumer Discretionary 5.2%
Materials 4.4%
Communication Services 4.2%
Utilities 3.7%
Energy 1.9%
Other Assets & Liabilities, Net 0.4%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
UnitedHealth Group Inc 2.8%
Merck & Co Inc 2.0%
Home Depot Inc/The 2.0%
Intel Corp 1.9%
Coca-Cola Co/The 1.9%

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG Emerging Markets Equity Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUEM at NAV 6/06/17 11.80% 2.95% 1.64% 0.36%
NUEM at Market Price 6/06/17 12.00% 2.80% 1.61% —
MSCI Emerging Markets Index (Net) — 10.80% 1.59% 0.86% —
TIAA ESG Emerging Markets Equity Index — 12.59% 3.74% 2.41% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 100 .0%
Corporate Bonds 0 .0%
Other Assets & Liabilities, Net ( 0 .0 ) %
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Taiwan Semiconductor
Manufacturing Co Ltd 7.7%
Alibaba Group Holding Ltd 3.7%
China Construction Bank Corp 2.2%
Baidu Inc 1.6%
NetEase Inc 1.5%
Portfolio Composition
(% of net assets)
Financials 23.7%
Information Technology 17.1%
Consumer Discretionary 15.8%
Communication Services 10.1%
Materials 8.8%
Consumer Staples 6.7%
Industrials 5.2%
Health Care 3.7%
Energy 3.7%
Utilities 2.9%
Real Estate 2.3%
Other Assets & Liabilities, Net (0.0)%
Total 100%
Country Allocation
1
(% of net assets)
China 30.7%
India 16.4%
Taiwan 14.5%
South Korea 11.7%
Brazil 4.9%
Saudi Arabia 4.4%
South Africa 2.9%
Mexico 2.5%
Thailand 1.9%
Indonesia 1.9%
Other 8.2%
Other Assets & Liabilities, Net (0.0)%
Net Assets 100%
1 Includes 100.0% (as a percentage of net assets) in emerging market countries.

Nuveen ESG International Developed Markets Equity ETF
(NUDM)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG International Developed Markets Equity
Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUDM at NAV 6/06/17 12.84% 4.30% 2.91% 0.31%
NUDM at Market Price 6/06/17 13.40% 4.40% 3.00% —
MSCI EAFE® Index (Net) — 14.40% 4.10% 2.97% —
TIAA ESG International Developed Markets Equity Index — 13.14% 4.57% 3.17% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .5%
Investments Purchased with
Collateral from Securities
Lending 0 .1%
Other Assets & Liabilities, Net 0 .4%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Nestle SA 3.3%
Novo Nordisk A/S 2.7%
AstraZeneca PLC 2.6%
ASML Holding NV 2.3%
Sony Group Corp 2.1%
Portfolio Composition
(% of net assets)
Financials 20.4%
Industrials 16.9%
Consumer Discretionary 13.1%
Health Care 12.0%
Consumer Staples 11.0%
Materials 7.7%
Information Technology 6.5%
Communication Services 5.5%
Real Estate 2.7%
Utilities 2.7%
Energy 1.0%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Other Assets & Liabilities, Net 0.4%
Total 100%
Country Allocation
(% of net assets)
Japan 22.8%
United Kingdom 14.9%
France 11.5%
Switzerland 9.9%
Australia 7.4%
Germany 7.3%
Denmark 3.5%
Spain 3.5%
Netherlands 3.2%
Italy 3.0%
Other 12.6%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NULC at NAV 6/03/19 8.06% 10.97% 0.21%
NULC at Market Price 6/03/19 7.96% 10.97% —
MSCI USA Index — 10.08% 11.84% —
TIAA ESG USA Large-Cap Index — 8.30% 11.21% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .2%
Other Assets & Liabilities, Net 0 .0%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 27.4%
Financials 15.0%
Health Care 13.1%
Consumer Discretionary 11.5%
Industrials 8.8%
Consumer Staples 8.0%
Communication Services 6.1%
Materials 3.3%
Energy 2.7%
Utilities 2.2%
Real Estate 1.7%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Other Assets & Liabilities, Net 0.0%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.9%
Amazon.com Inc 4.7%
NVIDIA Corp 3.9%
Procter & Gamble Co/The 2.2%
Mastercard Inc 2.1%

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NULG at NAV 12/13/16 19.36% 14.56% 15.30% 0.26%
NULG at Market Price 12/13/16 19.29% 14.52% 15.29% —
MSCI USA Growth Index — 21.92% 14.55% 15.28% —
TIAA ESG USA Large-Cap Growth Index — 19.72% 14.96% 15.71% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 100 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Other Assets & Liabilities, Net ( 0 .0 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 39.2%
Health Care 11.6%
Consumer Discretionary 11.0%
Industrials 9.6%
Communication Services 9.5%
Financials 9.5%
Consumer Staples 5.9%
Materials 1.9%
Energy 0.9%
Real Estate 0.9%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets & Liabilities, Net (0.0)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 13.6%
NVIDIA Corp 6.3%
Eli Lilly & Co 3.6%
Visa Inc 3.1%
Mastercard Inc 2.9%

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI USA Value Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NULV at NAV 12/13/16 (2.73)% 5.31% 6.09% 0.26%
NULV at Market Price 12/13/16 (2.98)% 5.24% 6.07% —
MSCI USA Value Index — (1.37)% 6.45% 6.55% —
TIAA ESG USA Large-Cap Value Index — (2.49)% 5.64% 6.43% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Other Assets & Liabilities, Net 0 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Financials 19.2%
Health Care 17.7%
Information Technology 13.6%
Consumer Staples 12.1%
Industrials 10.5%
Materials 6.0%
Utilities 5.0%
Communication Services 4.2%
Real Estate 4.0%
Energy 3.9%
Consumer Discretionary 3.6%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets & Liabilities, Net 0.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
JPMorgan Chase & Co 3.6%
UnitedHealth Group Inc 2.9%
Merck & Co Inc 2.8%
Coca-Cola Co/The 2.6%
PepsiCo Inc 2.5%

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Mid-Cap Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUMG at NAV 12/13/16 0.43% 7.44% 8.17% 0.31%
NUMG at Market Price 12/13/16 0.27% 7.28% 8.15% —
MSCI USA Mid-Cap Growth Index — 2.90% 9.35% 9.39% —
TIAA ESG USA Mid-Cap Growth Index — 0.72% 7.82% 8.58% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Investments Purchased with
Collateral from Securities
Lending 0 .4%
Other Assets & Liabilities, Net ( 0 .3 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 32.2%
Industrials 19.0%
Health Care 12.5%
Financials 9.8%
Consumer Discretionary 8.6%
Communication Services 7.8%
Materials 4.0%
Real Estate 2.4%
Energy 2.1%
Consumer Staples 1.5%
Investments Purchased with
Collateral from Securities
Lending 0.4%
Other Assets & Liabilities, Net (0.3)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Gartner Inc 2.9%
Splunk Inc 2.9%
MongoDB Inc 2.6%
Quanta Services Inc 2.6%
West Pharmaceutical Services
Inc 2.5%

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Mid-Cap Value Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUMV at NAV 12/13/16 (8.58)% 3.91% 4.10% 0.31%
NUMV at Market Price 12/13/16 (8.76)% 3.85% 4.09% —
MSCI USA Mid-Cap Value Index — (5.55)% 4.50% 4.79% —
TIAA ESG USA Mid-Cap Value Index — (8.37)% 4.27% 4.48% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .7%
Investments Purchased with
Collateral from Securities
Lending 0 .1%
Other Assets & Liabilities, Net 0 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Industrials 17.5%
Financials 16.0%
Consumer Discretionary 10.3%
Real Estate 9.9%
Utilities 9.0%
Materials 8.4%
Information Technology 7.5%
Health Care 7.4%
Consumer Staples 5.7%
Energy 4.6%
Communication Services 3.4%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Other Assets & Liabilities, Net 0.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Ferguson PLC 2.5%
ONEOK Inc 2.5%
Hartford Financial Services
Group Inc/The 2.3%
Martin Marietta Materials Inc 2.2%
Baker Hughes Co 2.2%

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Small-Cap Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUSC at NAV 12/13/16 (7.77)% 5.63% 6.05% 0.31%
NUSC at Market Price 12/13/16 (7.89)% 5.59% 6.05% —
MSCI USA Small-Cap Index — (4.54)% 5.74% 6.32% —
TIAA ESG USA Small-Cap Index — (7.58)% 5.97% 6.42% —

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Common Stock Rights 0 .0%
Investments Purchased with
Collateral from Securities
Lending 1 .0%
Other Assets & Liabilities, Net ( 0 .8 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Industrials 17.8%
Financials 16.3%
Consumer Discretionary 15.6%
Information Technology 13.6%
Health Care 11.8%
Real Estate 6.7%
Materials 5.2%
Energy 4.7%
Consumer Staples 3.7%
Utilities 2.6%
Communication Services 1.8%
Investments Purchased with
Collateral from Securities
Lending 1.0%
Other Assets & Liabilities, Net (0.8)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
EMCOR Group Inc 1.1%
TechnipFMC PLC 1.1%
Murphy USA Inc 1.1%
WEX Inc 1.0%
Service Corp International/US 0.9%

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended October 31, 2023.
The beginning of the period is May 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen ESG Dividend ETF (NUDV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $955.57
Expenses Incurred During the Period $1.28
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.89
Expenses Incurred During the Period $1.33
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $951.54
Expenses Incurred During the Period $1.77
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.39
Expenses Incurred During the Period $1.84
Expenses are equal to the Fund’s annualized net expense ratio of 0.36% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $898.44
Expenses Incurred During the Period $1.48
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.64
Expenses Incurred During the Period $1.58
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap ETF (NULC)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,012.07
Expenses Incurred During the Period $1.07
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.15
Expenses Incurred During the Period $1.07
Expenses are equal to the Fund’s annualized net expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Growth ETF (NULG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,056.61
Expenses Incurred During the Period $1.35
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.89
Expenses Incurred During the Period $1.33
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Value ETF (NULV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $951.10
Expenses Incurred During the Period $1.28
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.89
Expenses Incurred During the Period $1.33
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $944.07
Expenses Incurred During the Period $1.52
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.64
Expenses Incurred During the Period $1.58
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Value ETF (NUMV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $931.70
Expenses Incurred During the Period $1.51
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.64
Expenses Incurred During the Period $1.58
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Small-Cap ETF (NUSC)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $924.46
Expenses Incurred During the Period $1.50
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.64
Expenses Incurred During the Period $1.58
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Funds Listed in Appendix A (the Funds), including the portfolios of investments, as of October 31, 2023, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2023, the results of their operations and the changes in their net assets for the periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2023, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
December 28, 2023

Report of Independent Registered Public Accounting Firm
(continued)

Appendix A
Nushares ETF Trust
For the year ended October 31, 2023 (statement of operations); for each of the years in the two- year period ended
October 31, 2023 (Statement of changes in net assets); for each of the years in the two-year period ended October
31, 2023, and the period September 27, 2021 (commencement of operations) through October 31, 2021 (financial highlights):
Nuveen ESG Dividend ETF
For the year ended October 31, 2023 (statement of operations); for each of the years in the two- year period ended
October 31, 2023 (statement of changes in net assets); for each of the years in the five-year period ended October
31, 2023 (financial highlights):
Nuveen ESG Emerging Markets Equity ETF
Nuveen ESG International Developed Markets Equity ETF
Nuveen ESG Large-Cap Growth ETF
Nuveen ESG Large-Cap Value ETF
Nuveen ESG Mid-Cap Growth ETF
Nuveen ESG Mid-Cap Value ETF
Nuveen ESG Small-Cap ETF
For the year ended October 31, 2023 (statement of operations); for each of the years in the two- year period ended October 31, 2023 (statement of changes in net assets); for each of the years in the four-year period ended
October 31, 2023, and the period June 3, 2019 (commencement of operations) through October 31, 2019 (financial highlights):
Nuveen ESG Large-Cap ETF

Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.6%
X –
COMMON STOCKS - 99.6%
Communication Services - 4.2%
12,832 AT&T Inc $ 197,613
830 Fox Corp, Class A 25,224
428 Fox Corp, Class B 11,946
1,191 Interpublic Group of Cos Inc/The 33,824
5,819 Verizon Communications Inc 204,421
Total Communication Services 473,028
Consumer Discretionary - 5.2%
607 Best Buy Co Inc 40,560
406 Hasbro Inc 18,331
772 Home Depot Inc/The 219,781
829 LKQ Corp 36,410
867 Lowe's Cos Inc 165,224
338 Tractor Supply Co 65,085
124 Vail Resorts Inc 26,319
1,020 VF Corp 15,024
Total Consumer Discretionary 586,734
Consumer Staples - 10.6%
1,675 Archer-Daniels-Midland Co 119,880
463 Bunge Ltd 49,069
381 Clorox Co/The 44,844
3,746 Coca-Cola Co/The 211,611
927 Hormel Foods Corp 30,174
317 J M Smucker Co/The 36,087
2,800 Keurig Dr Pepper Inc 84,924
1,038 Kimberly-Clark Corp 124,186
957 Kroger Co/The 43,419
777 McCormick & Co Inc/MD 49,650
1,267 PepsiCo Inc 206,876
1,311 Target Corp 145,246
2,262 Walgreens Boots Alliance Inc 47,683
Total Consumer Staples 1,193,649
Energy - 1.9%
3,127 Baker Hughes Co 107,631
2,771 Halliburton Co 109,011
Total Energy 216,642
Financials - 21.3%
830 Ally Financial Inc 20,078
320 Ameriprise Financial Inc 100,662
1,522 Annaly Capital Management Inc 23,758
163 Assurant Inc 24,271
7,351 Bank of America Corp 193,625
2,390 Bank of New York Mellon Corp/The 101,575
269 BlackRock Inc 164,703
3,760 Citigroup Inc 148,482
783 Discover Financial Services 64,269
1,822 Fidelity National Information Services Inc 89,478
916 Franklin Resources Inc 20,876
568 Goldman Sachs Group Inc/The 172,451
557 Hartford Financial Services Group Inc/The 40,912
4,453 Huntington Bancshares Inc/OH 42,971
1,050 Invesco Ltd 13,619

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
October 31, 2023
42
Shares Description (a) Value
Financials (continued)
942 Marsh & McLennan Cos Inc $ 178,650
2,001 MetLife Inc 120,080
2,166 Morgan Stanley 153,396
1,060 Nasdaq Inc 52,576
642 Northern Trust Corp 42,314
1,227 PNC Financial Services Group Inc/The 140,455
1,127 Prudential Financial Inc 103,053
621 Raymond James Financial Inc 59,268
1,031 State Street Corp 66,634
1,322 Synchrony Financial 37,082
692 T Rowe Price Group Inc 62,626
4,537 US Bancorp 144,640
Total Financials 2,382,504
Health Care - 11.6%
739 Amgen Inc 188,962
3,069 Bristol-Myers Squibb Co 158,145
623 Cigna Group/The 192,632
2,352 Gilead Sciences Inc 184,726
2,148 Merck & Co Inc 220,600
346 Quest Diagnostics Inc 45,014
587 UnitedHealth Group Inc 314,374
Total Health Care 1,304,453
Industrials - 17.1%
1,677 3M Co 152,523
268 Allegion plc 26,361
725 Automatic Data Processing Inc 158,210
363 Broadridge Financial Solutions Inc 61,942
708 Caterpillar Inc 160,043
358 CH Robinson Worldwide Inc 29,295
437 Cummins Inc 94,523
815 Eaton Corp PLC 169,447
1,748 Emerson Electric Co 155,520
631 Ferguson PLC 94,776
727 Illinois Tool Works Inc 162,935
2,110 Johnson Controls International plc 103,432
696 Masco Corp 36,255
1,276 Otis Worldwide Corp 98,520
331 Robert Half Inc 24,749
354 Rockwell Automation Inc 93,035
704 Trane Technologies PLC 133,978
1,113 United Parcel Service Inc, Class B 157,211
Total Industrials 1,912,755
Information Technology - 11.6%
3,958 Cisco Systems Inc 206,330
1,777 Gen Digital Inc 29,605
3,983 Hewlett Packard Enterprise Co 61,258
2,738 HP Inc 72,092
5,806 Intel Corp 211,919
1,330 International Business Machines Corp 192,371
992 Juniper Networks Inc 26,705
656 NetApp Inc 47,744
798 NXP Semiconductors NV 137,599
996 Paychex Inc 110,606
573 Seagate Technology Holdings PLC 39,107
1,173 Texas Instruments Inc 166,578
Total Information Technology 1,301,914

Shares Description (a) Value
Materials - 4.4%
4,539 Amcor PLC $ 40,352
249 Avery Dennison Corp 43,343
970 Ball Corp 46,705
788 International Flavors & Fragrances Inc 53,860
802 LyondellBasell Industries NV, Class A 72,372
2,444 Newmont Corp 91,577
723 PPG Industries Inc 88,763
496 Steel Dynamics Inc 52,829
Total Materials 489,801
Real Estate - 8.0%
997 American Tower Corp 177,656
460 Boston Properties Inc 24,642
1,338 Crown Castle Inc 124,407
230 Equinix Inc 167,817
900 Iron Mountain Inc 53,163
1,528 Prologis Inc 153,946
333 SBA Communications Corp 69,474
1,533 Welltower Inc 128,174
Total Real Estate 899,279
Utilities - 3.7%
598 American Water Works Co Inc 70,355
447 Atmos Energy Corp 48,124
1,070 Consolidated Edison Inc 93,935
773 Essential Utilities Inc 25,865
1,077 Eversource Energy 57,932
3,057 Exelon Corp 119,039
Total Utilities 415,250
Total Common Stocks
(cost $12,262,657) 11,176,009
Total Long-Term Investments
(cost $12,262,657) 11,176,009
Other Assets & Liabilities, Net - 0.4% 39,537
Net Assets - 100% $ 11,215,546
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
See Notes to Financial Statements

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.0%
X –
COMMON STOCKS - 100.0%
Communication Services - 10.1%
18,405 37 Interactive Entertainment Network Technology Group Co Ltd, Class A $ 51,891
664,952 America Movil SAB de CV 548,448
260,007 (b) Baidu Inc, Class A 3,412,662
156,764 Bharti Airtel Ltd 1,721,681
7,783 CD Projekt SA 193,928
13,966 (b) China Literature Ltd, 144A 47,032
143,896 (b) China Ruyi Holdings Ltd 33,102
309,851 Emirates Telecommunications Group Co PJSC 1,557,269
304,908 Focus Media Information Technology Co Ltd, Class A 287,381
956 G-bits Network Technology Xiamen Co Ltd, Class A 34,635
287 (b) HYBE Co Ltd 46,645
24,461 Info Edge India Ltd 1,199,932
396 JYP Entertainment Corp 30,084
64,466 Kakao Corp 1,804,313
69,987 (b) Kanzhun Ltd, ADR 1,035,808
8,838 KT Corp 213,662
424,891 (b) Kuaishou Technology, 144A 2,734,103
39,460 Mango Excellent Media Co Ltd, Class A 135,922
4,320 MTN Group Ltd 20,965
1,494 NCSoft Corp 257,195
149,421 NetEase Inc 3,213,909
12,987 Ooredoo QPSC 35,276
18,982 Perfect World Co Ltd/China, Class A 31,025
186,038 Saudi Telecom Co 1,904,217
72,832 Telefonica Brasil SA 653,365
1,677,259 Telkom Indonesia Persero Tbk PT 368,501
117,381 (b) Turkcell Iletisim Hizmetleri AS 199,142
Total Communication Services 21,772,093
Consumer Discretionary - 15.8%
11,244 AIMA Technology Group Co Ltd, Class A 43,034
777,850 (b) Alibaba Group Holding Ltd 7,957,837
87,204 (b) Allegro.eu SA, 144A 623,920
23,620 BYD Co Ltd, Class A 767,404
67,029 BYD Co Ltd 2,033,674
32,283 China Tourism Group Duty Free Corp Ltd, Class A 415,956
27,040 China Tourism Group Duty Free Corp Ltd, 144A 305,317
294,814 Chow Tai Fook Jewellery Group Ltd 415,963
19,282 Coway Co Ltd 616,773
62,628 (b) East Buy Holding Ltd, 144A 255,327
28,800 Eicher Motors Ltd 1,139,962
460 (b),(c) FF Group 5
250,423 Geely Automobile Holdings Ltd 283,881
9,364 Hangzhou Robam Appliances Co Ltd, Class A 29,462
11,903 Hero MotoCorp Ltd 441,523
14,809 Hotai Motor Co Ltd 275,315
257,080 Indian Hotels Co Ltd 1,183,833
329,868 Jiumaojiu International Holdings Ltd, 144A 358,341
32,682 LG Electronics Inc 2,412,643
85,459 (b) Li Auto Inc, Class A 1,460,250
114,899 Lojas Renner SA 279,330
108,096 Mahindra & Mahindra Ltd 1,893,721
52,139 Minor International PCL 40,617
9,880 (b) Naspers Ltd 1,533,276
17,327 (b) NIO Inc, ADR 126,487

Shares Description (a) Value
Consumer Discretionary (continued)
15,615 Pop Mart International Group Ltd, 144A $ 43,006
396,898 PTT Oil & Retail Business PCL 202,079
372,566 TCL Technology Group Corp, Class A 199,425
80,554 Titan Co Ltd 3,086,031
428,806 (b) Tongcheng Travel Holdings Ltd 818,746
18,012 TVS Motor Co Ltd 344,150
7,840 (b) Vipshop Holdings Ltd, ADR 111,798
30,303 (b) XPeng Inc, Class A 223,847
48,200 Yum China Holdings Inc 2,533,392
1,095,033 (b) Zomato Ltd 1,382,293
Total Consumer Discretionary 33,838,618
Consumer Staples - 6.7%
732,744 (b) Alibaba Health Information Technology Ltd 431,709
39,267 Arca Continental SAB de CV 351,648
2,040 BGF retail Co Ltd 208,750
16,697 Britannia Industries Ltd 887,706
439,074 China Feihe Ltd, 144A 272,717
169,456 China Mengniu Dairy Co Ltd 553,332
1,925 CJ CheilJedang Corp 402,660
167,070 CP ALL PCL 255,654
174,610 Fomento Economico Mexicano SAB de CV 1,973,684
92,310 Hindustan Unilever Ltd 2,754,041
133,995 Inner Mongolia Yili Industrial Group Co Ltd, Class A 500,425
16,453 Marico Ltd 106,029
8,438 Nestle India Ltd 2,456,117
181,395 Nongfu Spring Co Ltd, 144A 1,032,787
122,292 Raia Drogasil SA 625,646
34,515 Savola Group/The 334,883
329,295 Wal-Mart de Mexico SAB de CV 1,177,057
29,864 Yihai Kerry Arawana Holdings Co Ltd, Class A 142,363
Total Consumer Staples 14,467,208
Energy - 3.7%
221,413 Cosan SA 691,504
1,172,333 Dialog Group Bhd 529,020
117,124 Empresas Copec SA 772,870
14,214 HD Hyundai Co Ltd 604,112
22,926 Motor Oil Hellas Corinth Refineries SA 545,238
93,410 Offshore Oil Engineering Co Ltd, Class A 79,008
206,635 Qatar Fuel QSC 842,771
15,447 (b) SK Innovation Co Ltd 1,397,670
15,538 S-Oil Corp 763,928
425,915 Thai Oil PCL 556,945
250,176 Ultrapar Participacoes SA 1,014,495
22,200 Yantai Jereh Oilfield Services Group Co Ltd, Class A 86,326
Total Energy 7,883,887
Financials - 23.7%
97,364 Agricultural Bank of China Ltd, Class A 47,607
5,687,825 Agricultural Bank of China Ltd 2,100,787
53,967 AU Small Finance Bank Ltd, 144A 433,700
800,281 B3 SA - Brasil Bolsa Balcao 1,761,475
10,712 Bancolombia SA 68,360
3,402 Bancolombia SA 24,136
3,061,556 Bank Central Asia Tbk PT 1,686,409
220,953 Bank Negara Indonesia Persero Tbk PT 66,627
461,315 Bank of Communications Co Ltd 272,971
6,015,413 Bank Rakyat Indonesia Persero Tbk PT 1,878,278
606,856 Cathay Financial Holding Co Ltd 821,365

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
October 31, 2023
46
Shares Description (a) Value
Financials (continued)
192,198 China Construction Bank Corp, Class A $ 164,134
8,409,598 China Construction Bank Corp 4,771,952
20,212 China International Capital Corp Ltd, Class A 101,417
395,872 China International Capital Corp Ltd, 144A 630,392
810,285 China Merchants Bank Co Ltd 3,085,972
96,138 China Merchants Bank Co Ltd, Class A 402,776
143,660 Commercial International Bank Egypt SAE 280,352
3,807 Credicorp Ltd 475,723
1,660 DB Insurance Co Ltd 108,040
688,593 FirstRand Ltd 2,256,755
993,694 Fubon Financial Holding Co Ltd 1,841,252
93,639 Grupo Financiero Banorte SAB de CV 758,946
66,663 Haci Omer Sabanci Holding AS 126,056
29,199 Hana Financial Group Inc 847,507
156,245 HDFC Bank Ltd 2,770,829
126,329 Huatai Securities Co Ltd, Class A 275,816
98,509 (b) IDFC First Bank Ltd 97,848
6,371,124 Industrial & Commercial Bank of China Ltd 3,061,553
92,680 Industrial & Commercial Bank of China Ltd, Class A 59,708
156,104 Industrial Bank Co Ltd, Class A 320,625
33,478 KB Financial Group Inc 1,276,604
15,687 Komercni Banka AS 458,724
107,017 Kotak Mahindra Bank Ltd 2,235,745
1,077,241 Malayan Banking Bhd 2,039,398
3,784 (b) mBank SA 466,759
98,850 Ping An Insurance Group Co of China Ltd, Class A 612,053
583,713 Ping An Insurance Group Co of China Ltd 2,991,449
17,094 (b) Piraeus Financial Holdings SA 50,411
565,523 Postal Savings Bank of China Co Ltd, Class A 352,005
972,017 Postal Savings Bank of China Co Ltd, 144A 443,486
7,842 (b) Powszechna Kasa Oszczednosci Bank Polski SA 80,988
1,118,363 Public Bank Bhd 976,470
346,626 Qatar National Bank QPSC 1,417,539
10,399 Samsung Fire & Marine Insurance Co Ltd 1,990,405
18,424 Samsung Life Insurance Co Ltd 986,306
1,303 (b) Santander Bank Polska SA 141,122
55,955 Shinhan Financial Group Co Ltd 1,439,737
104,339 Standard Bank Group Ltd 1,017,905
33,772 Woori Financial Group Inc 297,573
215,437 Yapi ve Kredi Bankasi AS 131,275
Total Financials 51,005,322
Health Care - 3.7%
510,729 3SBio Inc, 144A 454,295
84,927 (b) Akeso Inc, 144A 476,484
287,729 Bangkok Dusit Medical Services PCL 212,139
604 Celltrion Healthcare Co Ltd 29,741
80,717 CSPC Pharmaceutical Group Ltd 70,457
29,511 Dr Sulaiman Al Habib Medical Services Group Co 1,982,293
96,622 (b) Hapvida Participacoes e Investimentos S/A, 144A 70,699
62,220 IHH Healthcare Bhd 78,355
130,100 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 849,489
14,328 Pharmaron Beijing Co Ltd, Class A 64,887
16,734 Richter Gedeon Nyrt 391,498
30,534 Shanghai Pharmaceuticals Holding Co Ltd, Class A 74,983
6,570 (b) SK Bioscience Co Ltd 294,800
60,279 WuXi AppTec Co Ltd, 144A 724,155
4,990 WuXi AppTec Co Ltd, Class A 58,796
274,930 (b) Wuxi Biologics Cayman Inc, 144A 1,707,640
26,026 Yunnan Baiyao Group Co Ltd, Class A 180,252
14,194 (b) Zai Lab Ltd 35,990

Shares Description (a) Value
Health Care (continued)
7,740 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A $ 263,761
Total Health Care 8,020,714
Industrials - 5.2%
827,340 Airports of Thailand PCL 1,536,480
112,250 CCR SA 266,658
46,061 Contemporary Amperex Technology Co Ltd, Class A 1,164,378
109,240 COSCO SHIPPING Holdings Co Ltd, Class A 145,365
552,756 Delta Electronics Thailand PCL 1,214,933
31,259 Evergreen Marine Corp Taiwan Ltd 103,602
41,143 Grupo Aeroportuario del Pacifico SAB de CV, Class B 479,299
12,164 Havells India Ltd 182,061
4,577 Hyundai Glovis Co Ltd 579,856
43,324 (b) JD Logistics Inc, 144A 51,272
71,768 Jiangsu Zhongtian Technology Co Ltd, Class A 136,751
17,224 LG Corp 984,557
36,838 Localiza Rent a Car SA 371,594
17,458 Mytilineos SA 645,490
102,525 Rumo SA 453,566
14,602 (b) Samsung Engineering Co Ltd 256,782
103,472 SF Holding Co Ltd, Class A 553,858
7,348 Shanghai M&G Stationery Inc, Class A 38,781
27,413 Shenzhen Inovance Technology Co Ltd, Class A 225,665
8,309 Siemens Ltd 332,420
24,339 SM Investments Corp 343,594
6,776 Sungrow Power Supply Co Ltd, Class A 77,662
46,382 (b) Turk Hava Yollari AO 356,233
332,914 Turkiye Sise ve Cam Fabrikalari AS 557,038
3,704 Voltronic Power Technology Corp 147,886
Total Industrials 11,205,781
Information Technology - 17.1%
155,050 AAC Technologies Holdings Inc 279,005
554,493 Acer Inc 582,957
162,721 Advantech Co Ltd 1,663,080
36,381 ASE Technology Holding Co Ltd 127,308
125,200 Asustek Computer Inc 1,304,689
185,251 AU Optronics Corp 89,099
131,117 China Railway Signal & Communication Corp Ltd, Class A 83,934
331,187 Delta Electronics Inc 2,966,235
74,623 HCL Technologies Ltd 1,143,651
165,336 Infosys Ltd 2,717,382
1,030,316 Lenovo Group Ltd 1,198,256
221,032 Lite-On Technology Corp 681,462
19,337 Samsung Electro-Mechanics Co Ltd 1,779,711
36,245 SK Hynix Inc 3,121,168
1,017,092 Taiwan Semiconductor Manufacturing Co Ltd 16,588,305
580,059 United Microelectronics Corp 826,229
550,700 Wistron Corp 1,517,884
Total Information Technology 36,670,355
Materials - 8.8%
8,113 Anglo American Platinum Ltd 270,045
5,876 Anglogold Ashanti UK Ltd 107,980
56,209 Asian Paints Ltd 2,022,434
81,486 (b) Cemex SAB de CV 48,883
80,666 China Jushi Co Ltd, Class A 127,118
630,813 China Steel Corp 469,682
12,033 Cia Siderurgica Nacional SA 28,060
288,216 CMOC Group Ltd 171,649

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
October 31, 2023
48
Shares Description (a) Value
Materials (continued)
365,023 CMOC Group Ltd, Class A $ 275,431
85,805 Ganfeng Lithium Group Co Ltd, 144A 307,598
33,810 Ganfeng Lithium Group Co Ltd, Class A 203,909
73,677 GEM Co Ltd, Class A 58,805
397,815 Gerdau SA 1,717,318
52,813 Gold Fields Ltd 699,980
57,442 Grasim Industries Ltd 1,301,675
46,151 Impala Platinum Holdings Ltd 191,232
5,919 KGHM Polska Miedz SA 157,667
118,024 Klabin SA 500,836
362,781 Klabin SA 308,612
2,246 Korea Zinc Co Ltd 779,959
8,190 Kumba Iron Ore Ltd 215,736
2,736 LG Chem Ltd 891,370
693 LG Chem Ltd 143,931
631,230 Nan Ya Plastics Corp 1,204,660
114,257 (b) National Industrialization Co 353,893
10,797 Pidilite Industries Ltd 318,754
2,875 POSCO Future M Co Ltd 503,452
39,421 SABIC Agri-Nutrients Co 1,405,941
125,332 Sahara International Petrochemical Co 1,077,395
258,237 (b) Saudi Arabian Mining Co 2,478,018
2,819 Sociedad Quimica y Minera de Chile SA, Class B 135,942
31,128 Tianqi Lithium Corp, Class A 233,183
23,596 Zangge Mining Co Ltd, Class A 71,957
33,589 Zhejiang Huayou Cobalt Co Ltd, Class A 168,310
Total Materials 18,951,415
Real Estate - 2.3%
1,041,210 Aldar Properties PJSC 1,474,079
129,986 China Resources Land Ltd 486,746
195,676 China Vanke Co Ltd 183,057
59,315 Country Garden Services Holdings Co Ltd 51,851
212,665 DLF Ltd 1,439,329
38,937 Longfor Group Holdings Ltd, 144A 56,630
2,184,659 SM Prime Holdings Inc 1,155,089
Total Real Estate 4,846,781
Utilities - 2.9%
11,976 (b) Adani Green Energy Ltd 131,132
136,780 China Longyuan Power Group Corp Ltd 115,897
279,186 China Resources Gas Group Ltd 826,005
20,496 Cia de Saneamento Basico do Estado de Sao Paulo SABESP 237,230
64,250 Cia Energetica de Minas Gerais 149,573
68,049 CPFL Energia SA 451,231
2,202,438 (b) Enel Americas SA 225,665
6,760 Energisa S/A 62,479
55,955 Energy Absolute PCL 65,385
70,742 Engie Brasil Energia SA 551,291
195,651 ENN Energy Holdings Ltd 1,494,025
59,346 Equatorial Energia SA 371,869
60,446 Interconexion Electrica SA ESP 211,866
585,197 Power Grid Corp of India Ltd 1,420,843
Total Utilities 6,314,491
Total Common Stocks
(cost $224,041,582) 214,976,665

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.0%
Consumer Staples - 0.0%
$ 25 Britannia Industries Ltd 5.500% 6/03/24 $ 295
Total Consumer Staples 295
Total Corporate Bonds
(cost $122) 295
Total Long-Term Investments
(cost $224,041,704) 214,976,960
Other Assets & Liabilities, Net - (0.0)% (63,051)
Net Assets - 100% $ 214,913,909
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments October 31, 2023
h
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X –
COMMON STOCKS - 99.5%
Communication Services - 5.5%
1,617,307 BT Group PLC $ 2,212,743
122,627 KDDI Corp 3,633,183
118,519 Nintendo Co Ltd 4,868,478
15,270 Publicis Groupe SA 1,157,589
176,059 Telenor ASA 1,798,933
29,057 Telstra Group Ltd 70,094
3,544,672 Vodafone Group PLC 3,256,070
269,837 WPP PLC 2,313,646
Total Communication Services 19,310,736
Consumer Discretionary - 13.1%
78,921 Amadeus IT Group SA 4,489,637
39,839 Bayerische Motoren Werke AG 3,690,084
13,450 Bayerische Motoren Werke AG 1,139,464
61,120 Cie Generale des Etablissements Michelin SCA 1,810,200
5,387 D'ieteren Group 797,738
24,139 (b) Dufry AG 841,105
9,724 Fast Retailing Co Ltd 2,120,152
1,784 Hermes International 3,318,057
580,214 Honda Motor Co Ltd 5,771,682
140 Kering SA 56,706
156,952 Oriental Land Co Ltd/Japan 5,033,615
490,241 Panasonic Holdings Corp 4,237,350
43,513 (b) Prosus NV 1,215,601
58,695 (c) Sharp Corp/Japan 364,196
12,131 Sodexo SA 1,280,708
88,717 Sony Group Corp 7,278,608
26,769 Valeo 351,988
77,171 Wesfarmers Ltd 2,468,448
Total Consumer Discretionary 46,265,339
Consumer Staples - 11.0%
102,991 Ajinomoto Co Inc 3,726,704
39,850 (b) Coca-Cola Europacific Partners PLC 2,331,624
93,363 Danone SA 5,541,145
414,857 J Sainsbury PLC 1,295,269
19,414 Kerry Group PLC, Class A 1,495,541
64,682 Koninklijke Ahold Delhaize NV 1,914,328
9,484 L'Oreal SA 3,971,241
110,274 Mowi ASA 1,789,582
106,546 Nestle SA 11,480,580
187,108 Orkla ASA 1,288,621
384,622 Tesco PLC 1,258,743
56,996 Unilever PLC 2,689,702
Total Consumer Staples 38,783,080
Energy - 1.0%
105,924 Neste Oyj 3,550,305
Total Energy 3,550,305
Financials - 20.4%
219,541 3i Group PLC 5,153,547
15,573 Ageas SA/NV 596,864
24,762 Allianz SE 5,781,711

Shares Description (a) Value
Financials (continued)
143,881 Assicurazioni Generali SpA $ 2,850,781
204,113 AXA SA 6,031,220
409,783 Banco Bilbao Vizcaya Argentaria SA 3,214,770
84,665 BNP Paribas SA 4,858,461
925,918 BOC Hong Kong Holdings Ltd 2,449,518
119,325 DNB Bank ASA 2,150,087
48,596 Gjensidige Forsikring ASA 727,742
189,294 Hang Seng Bank Ltd 2,168,827
38,092 Hong Kong Exchanges & Clearing Ltd 1,338,765
1,559,776 Intesa Sanpaolo SpA 4,049,990
1 Isracard Ltd 3
15,420 KBC Group NV 845,915
10,331,081 Lloyds Banking Group PLC 5,006,978
107,309 MS&AD Insurance Group Holdings Inc 3,892,161
1,458,532 NatWest Group PLC 3,153,883
546,811 Oversea-Chinese Banking Corp Ltd 5,060,811
130,720 Poste Italiane SpA, 144A 1,290,517
260,457 Suncorp Group Ltd 2,206,474
62,905 Swedbank AB 1,028,931
221 Swiss Life Holding AG 141,286
1,162 Swiss Re AG 126,562
185,551 Tokio Marine Holdings Inc 4,095,856
164,249 UBS Group AG 3,829,860
Total Financials 72,051,520
Health Care - 12.0%
111,391 Astellas Pharma Inc 1,397,490
73,237 AstraZeneca PLC 9,109,117
2,223 BioMerieux 212,649
13,968 CSL Ltd 2,054,866
182,407 Daiichi Sankyo Co Ltd 4,646,744
63,147 Eisai Co Ltd 3,319,445
2,868 (b) Genmab A/S 808,248
50,473 (b) Hoya Corp 4,777,513
2,439 Lonza Group AG 849,047
20,644 Merck KGaA 3,106,178
3,701 (b),(d) NMC Health PLC –
101,028 Novo Nordisk A/S, Class B 9,685,960
38,650 Ramsay Health Care Ltd 1,191,260
70,918 Sonic Healthcare Ltd 1,290,925
300 Sonova Holding AG 70,710
959 Sysmex Corp 45,295
Total Health Care 42,565,447
Industrials - 16.9%
110,492 ABB Ltd 3,695,815
54,845 ACS Actividades de Construccion y Servicios SA 1,980,875
7,441 Aeroports de Paris 832,131
462,203 Aurizon Holdings Ltd 1,000,842
24,875 Beijer Ref AB 235,332
47,704 Bouygues SA 1,674,552
347,792 Brambles Ltd 2,886,881
207,278 CNH Industrial NV 2,292,807
87,887 Computershare Ltd 1,379,456
54,820 Dai Nippon Printing Co Ltd 1,414,978
3,233 Daikin Industries Ltd 461,750
24,741 DCC PLC 1,370,503
56,109 DHL Group 2,180,133
5,154 DSV A/S 767,843
18,375 Eiffage SA 1,664,498
58,695 FANUC Corp 1,415,780

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(contin-
ued)
Portfolio of Investments
October 31, 2023
52
Shares Description (a) Value
Industrials (continued)
2,774 (b) Hitachi Construction Machinery Co Ltd $ 70,557
366,724 Keppel Corp Ltd 1,662,243
3,276 Kingspan Group PLC 219,814
71,980 Lixil Corp 784,701
390,119 MTR Corp Ltd 1,458,347
37,479 Recruit Holdings Co Ltd 1,072,313
128,530 RELX PLC 4,473,068
21,125 Schneider Electric SE 3,237,276
12,452 SGS SA 1,012,251
139,441 Shimizu Corp 986,109
50,933 Siemens AG 6,727,369
87,585 Smiths Group PLC 1,714,828
13,321 Teleperformance 1,522,784
391,288 Transurban Group 2,928,334
54,061 Vestas Wind Systems A/S 1,165,688
34,644 Volvo AB 692,716
238,097 Volvo AB 4,707,534
3,548 West Japan Railway Co 134,615
Total Industrials 59,824,723
Information Technology - 6.5%
13,813 ASML Holding NV 8,253,573
25,152 Fujitsu Ltd 3,224,445
16,246 Ibiden Co Ltd 680,220
38,019 Logitech International SA 2,972,839
23,685 SAP SE 3,172,941
70,506 STMicroelectronics NV 2,681,404
11,330 Temenos AG 810,984
9,179 Tokyo Electron Ltd 1,197,340
Total Information Technology 22,993,746
Materials - 7.7%
30,645 Antofagasta PLC 500,154
123,875 Asahi Kasei Corp 755,299
68,348 Boliden AB 1,748,058
21,465 Croda International PLC 1,140,325
27,090 Endeavour Mining PLC 558,830
205,257 Fortescue Metals Group Ltd 2,898,074
1,089 Givaudan SA 3,613,845
74,963 IGO Ltd 451,372
2,546 JSR Corp 67,565
43,819 Mineral Resources Ltd 1,602,493
42,776 Mitsui Chemicals Inc 1,062,868
677,664 Pilbara Minerals Ltd 1,574,661
46,756 SIG Group AG 1,027,034
18,868 Sika AG 4,496,972
28,344 Smurfit Kappa Group PLC 920,958
351,590 Sumitomo Chemical Co Ltd 886,839
61,824 Sumitomo Metal Mining Co Ltd 1,721,087
323,786 Toray Industries Inc 1,549,606
27,485 Umicore SA 652,209
Total Materials 27,228,249
Real Estate - 2.7%
282,951 Capitaland Investment Ltd/Singapore 607,187
126,246 City Developments Ltd 582,369
12,727 Covivio SA/France 543,479
148,887 Daiwa House Industry Co Ltd 4,057,292
269,518 Dexus 1,105,782
72,266 Keppel REIT 41,934

Shares Description (a) Value
Real Estate (continued)
172,046 Lendlease Corp Ltd $ 676,461
325,321 Sino Land Co Ltd 324,714
110,806 Stockland 248,355
106,547 Swire Pacific Ltd 682,208
288,805 Swire Properties Ltd 558,815
1 (b) Unibail-Rodamco-Westfield 49
143,015 Vicinity Ltd 153,935
Total Real Estate 9,582,580
Utilities - 2.7%
226,216 Iberdrola SA 2,510,658
479,959 National Grid PLC 5,699,427
1,596 Orsted AS 76,801
14,575 Verbund AG 1,263,274
Total Utilities 9,550,160
Total Common Stocks
(cost $359,992,643) 351,705,885
Total Long-Term Investments
(cost $359,992,643) 351,705,885
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
293,935 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(f) $ 293,935
Total Investments Purchased with Collateral from Securities Lending
(cost $293,935) 293,935
Total Investments (cost $ 360,286,578 ) - 99 .6% 351,999,820
Other Assets & Liabilities, Net - 0.4% 1,523,429
Net Assets - 100% $ 353,523,249
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $272,723.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
Communication Services - 6.1%
12,419 AT&T Inc $ 191,253
1,408 Comcast Corp, Class A 58,136
1,585 Electronic Arts Inc 196,207
1,643 Fox Corp, Class A 49,931
872 Fox Corp, Class B 24,338
1,411 (b) Liberty Global PLC, Class C 23,931
1,213 (b) Liberty Media Corp-Liberty Formula One, Class C 78,469
1,707 (b) Match Group Inc 59,062
716 (b) Netflix Inc 294,770
2,318 News Corp, Class A 47,936
3,644 (b) Pinterest Inc, Class A 108,883
4,808 (c) Sirius XM Holdings Inc 20,578
6,206 (b) Snap Inc, Class A 62,122
256 (b) Take-Two Interactive Software Inc 34,240
51 (b) Trade Desk Inc/The, Class A 3,619
742 Verizon Communications Inc 26,066
819 (b) Walt Disney Co/The 66,822
1,621 (b) ZoomInfo Technologies Inc 21,008
Total Communication Services 1,367,371
Consumer Discretionary - 11.5%
7,875 (b) Amazon.com Inc 1,048,084
1,733 (b) Aptiv PLC 151,117
51 (b) AutoZone Inc 126,334
112 (b) Booking Holdings Inc 312,431
1,436 BorgWarner Inc 52,988
436 DR Horton Inc 45,518
193 Lear Corp 25,044
790 Lowe's Cos Inc 150,550
5,616 (b),(c) Lucid Group Inc 23,138
145 (b) Lululemon Athletica Inc 57,055
269 (b) MercadoLibre Inc 333,759
4,008 (b) Rivian Automotive Inc, Class A 65,010
2,035 Starbucks Corp 187,708
129 Yum! Brands Inc 15,591
Total Consumer Discretionary 2,594,327
Consumer Staples - 8.0%
3,339 Archer-Daniels-Midland Co 238,972
918 Bunge Ltd 97,290
6,988 Coca-Cola Co/The 394,752
983 (b) Darling Ingredients Inc 43,537
4,153 Kroger Co/The 188,422
1,797 PepsiCo Inc 293,414
3,306 Procter & Gamble Co/The 495,999
469 Target Corp 51,961
Total Consumer Staples 1,804,347
Energy - 2.7%
6,207 Baker Hughes Co 213,645
5,531 Halliburton Co 217,589
2,744 ONEOK Inc 178,909
Total Energy 610,143

Shares Description (a) Value
Financials - 15.0%
363 American Express Co $ 53,009
95 Bank of America Corp 2,502
642 Cboe Global Markets Inc 105,217
1,137 Citigroup Inc 44,900
1,910 (b) Fiserv Inc 217,263
270 Goldman Sachs Group Inc/The 81,975
125 LPL Financial Holdings Inc 28,065
1,879 Marsh & McLennan Cos Inc 356,352
1,248 Mastercard Inc, Class A 469,685
3,641 Morgan Stanley 257,856
1,880 PNC Financial Services Group Inc/The 215,204
2,614 Progressive Corp/The 413,247
1,793 Regions Financial Corp 26,052
989 S&P Global Inc 345,468
1,301 Travelers Cos Inc/The 217,839
2,346 Truist Financial Corp 66,533
1,994 Visa Inc, Class A 468,789
Total Financials 3,369,956
Health Care - 13.1%
392 Amgen Inc 100,234
5,148 Bristol-Myers Squibb Co 265,276
74 Cigna Group/The 22,881
301 Cooper Cos Inc/The 93,837
1,517 Danaher Corp 291,294
508 (b) EAS Segment 35,052
3,575 (b) Edwards Lifesciences Corp 227,799
321 Elevance Health Inc 144,479
788 Eli Lilly & Co 436,497
4,052 Gilead Sciences Inc 318,244
1,048 HCA Healthcare Inc 236,995
1,501 (b) Hologic Inc 99,321
3,000 Merck & Co Inc 308,100
145 STERIS PLC 30,447
369 UnitedHealth Group Inc 197,622
414 West Pharmaceutical Services Inc 131,772
166 Zimmer Biomet Holdings Inc 17,332
Total Health Care 2,957,182
Industrials - 8.8%
1,440 Automatic Data Processing Inc 314,237
431 (b) Axon Enterprise Inc 88,135
257 (b) Builders FirstSource Inc 27,890
5,118 Carrier Global Corp 243,924
961 CSX Corp 28,686
934 Deere & Co 341,246
851 Dover Corp 110,588
514 Eaton Corp PLC 106,866
581 Ferguson PLC 87,266
773 Fortune Brands Innovations Inc 43,133
20 Old Dominion Freight Line Inc 7,533
882 Quanta Services Inc 147,400
2,029 United Parcel Service Inc, Class B 286,596
183 WW Grainger Inc 133,559
Total Industrials 1,967,059
Information Technology - 27.4%
466 (b) Adobe Inc 247,940
1,636 Applied Materials Inc 216,525
337 (b) Atlassian Corp Ltd, Class A 60,876

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
October 31, 2023
56
Shares Description (a) Value
Information Technology (continued)
1,491 (b) Cadence Design Systems Inc $ 357,616
624 (b) First Solar Inc 88,889
3,469 Gen Digital Inc 57,794
7,919 Hewlett Packard Enterprise Co 121,794
5,440 HP Inc 143,235
11,553 Intel Corp 421,685
2,652 International Business Machines Corp 383,585
1,970 Juniper Networks Inc 53,032
1,094 (b) Keysight Technologies Inc 133,523
7 Lam Research Corp 4,118
5,257 Microsoft Corp 1,777,444
2,149 NVIDIA Corp 876,362
209 NXP Semiconductors NV 36,038
1,063 (b) Salesforce Inc 213,482
1,145 Seagate Technology Holdings PLC 78,146
143 (b) ServiceNow Inc 83,205
776 (b) Synopsys Inc 364,285
2,106 Texas Instruments Inc 299,073
1,518 (b) Trimble Inc 71,543
1,962 (b) Western Digital Corp 78,774
Total Information Technology 6,168,964
Materials - 3.3%
2,789 DuPont de Nemours Inc 203,262
357 Ecolab Inc 59,883
764 FMC Corp 40,645
1,596 LyondellBasell Industries NV, Class A 144,023
181 Newmont Corp 6,782
360 Reliance Steel & Aluminum Co 91,577
713 Sherwin-Williams Co/The 169,844
324 Steel Dynamics Inc 34,509
Total Materials 750,525
Real Estate - 1.7%
1,187 American Tower Corp 211,512
206 Crown Castle Inc 19,154
59 Equinix Inc 43,049
1,054 Prologis Inc 106,190
Total Real Estate 379,905
Utilities - 2.2%
1,217 Consolidated Edison Inc 106,840
2,925 Exelon Corp 113,900
3,826 Sempra 267,935
Total Utilities 488,675
Total Common Stocks
(cost $21,228,012) 22,458,454
Total Long-Term Investments
(cost $21,228,012) 22,458,454
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
34,355 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 34,355
Total Investments Purchased with Collateral from Securities Lending
(cost $34,355) 34,355
Total Investments (cost $21,262,367 ) - 100.0% 22,492,809
Other Assets & Liabilities, Net - 0.0% 10,840
Net Assets - 100% $ 22,503,649

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $32,787.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.0%
X –
COMMON STOCKS - 100.0%
Communication Services - 9.5%
67,702 (b) Liberty Media Corp-Liberty Formula One, Class C $ 4,379,642
147,323 (b) Match Group Inc 5,097,376
56,843 (b) Netflix Inc 23,401,695
314,444 (b) Pinterest Inc, Class A 9,395,587
222,427 (b) ROBLOX Corp, Class A 7,075,403
32,345 (b) Roku Inc 1,926,792
537,517 (b) Snap Inc, Class A 5,380,545
89,813 (b) Take-Two Interactive Software Inc 12,012,489
189,644 (b) Trade Desk Inc/The, Class A 13,457,138
182,840 (b) Walt Disney Co/The 14,917,915
138,354 (b) ZoomInfo Technologies Inc 1,793,068
Total Communication Services 98,837,650
Consumer Discretionary - 11.0%
149,657 (b) Aptiv PLC 13,050,090
3,082 (b) AutoZone Inc 7,634,515
6,396 (b) Booking Holdings Inc 17,842,026
12,956 (b) Burlington Stores Inc 1,568,065
13,836 (b) Deckers Outdoor Corp 8,260,922
11,437 Dick's Sporting Goods Inc 1,223,187
175,883 (b),(c) Lucid Group Inc 724,638
37,280 (b) Lululemon Athletica Inc 14,668,934
13,478 (b) MercadoLibre Inc 16,722,694
12,471 Pool Corp 3,937,968
126,381 Starbucks Corp 11,657,383
21,899 Tractor Supply Co 4,216,871
13,131 (b) Ulta Beauty Inc 5,006,982
62,866 Yum! Brands Inc 7,597,985
Total Consumer Discretionary 114,112,260
Consumer Staples - 5.9%
128,630 Church & Dwight Co Inc 11,697,612
9,942 Clorox Co/The 1,170,173
48,454 Costco Wholesale Corp 26,767,928
42,400 Hershey Co/The 7,943,640
77,005 Lamb Weston Holdings Inc 6,915,049
103,861 Sysco Corp 6,905,718
Total Consumer Staples 61,400,120
Energy - 0.9%
123,749 Baker Hughes Co 4,259,440
134,117 Halliburton Co 5,276,163
Total Energy 9,535,603
Financials - 9.5%
9,934 FactSet Research Systems Inc 4,290,395
7,387 MarketAxess Holdings Inc 1,578,971
79,311 Mastercard Inc, Class A 29,848,695
27,118 Moody's Corp 8,352,344
82,530 Nasdaq Inc 4,093,488
53,351 S&P Global Inc 18,636,038
135,855 Visa Inc, Class A 31,939,511
Total Financials 98,739,442

Shares Description (a) Value
Health Care - 11.6%
26,426 Agilent Technologies Inc $ 2,731,656
15,097 Cooper Cos Inc/The 4,706,490
67,928 Danaher Corp 13,043,534
22,642 (b) EAS Segment 1,562,298
135,349 (b) Edwards Lifesciences Corp 8,624,438
20,669 Elevance Health Inc 9,302,910
67,455 Eli Lilly & Co 37,365,348
14,755 HCA Healthcare Inc 3,336,696
48,952 (b) Hologic Inc 3,239,154
13,705 (b) IDEXX Laboratories Inc 5,474,736
9,399 (b) Insulet Corp 1,246,025
5,548 (b) Mettler-Toledo International Inc 5,465,890
13,391 (b) Repligen Corp 1,801,893
38,545 West Pharmaceutical Services Inc 12,268,488
62,207 Zoetis Inc 9,766,499
Total Health Care 119,936,055
Industrials - 9.6%
60,694 Automatic Data Processing Inc 13,244,645
32,314 (b) Axon Enterprise Inc 6,607,890
10,547 Broadridge Financial Solutions Inc 1,799,740
67,804 (b) Builders FirstSource Inc 7,358,090
13,371 Cintas Corp 6,780,702
29,029 Deere & Co 10,606,035
43,561 Graco Inc 3,238,760
8,307 IDEX Corp 1,590,043
36,444 Illinois Tool Works Inc 8,167,829
2,183 JB Hunt Transport Services Inc 375,192
25,476 Old Dominion Freight Line Inc 9,595,790
69,475 Otis Worldwide Corp 5,364,165
38,974 Quanta Services Inc 6,513,335
9,162 Rockwell Automation Inc 2,407,865
17,939 Toro Co/The 1,450,189
45,865 TransUnion 2,012,556
10,835 United Rentals Inc 4,401,936
10,829 WW Grainger Inc 7,903,329
Total Industrials 99,418,091
Information Technology - 39.2%
50,291 (b) Adobe Inc 26,757,830
45,852 (b) ANSYS Inc 12,758,778
113,807 Applied Materials Inc 15,062,356
80,534 (b) Atlassian Corp Ltd, Class A 14,547,662
78,586 (b) Autodesk Inc 15,530,951
12,298 (b) Ceridian HCM Holding Inc 787,195
42,654 Intuit Inc 21,111,597
94,374 (b) Keysight Technologies Inc 11,518,347
416,331 Microsoft Corp 140,765,674
159,766 NVIDIA Corp 65,152,575
76,344 NXP Semiconductors NV 13,163,996
10,898 Paycom Software Inc 2,669,683
8,580 (b) Paylocity Holding Corp 1,539,252
59,489 (b) PTC Inc 8,353,445
116,710 (b) Salesforce Inc 23,438,869
39,257 (b) Synopsys Inc 18,428,806
70,713 (b) Workday Inc, Class A 14,970,649
Total Information Technology 406,557,665

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
October 31, 2023
60
Shares Description (a) Value
Materials - 1.9%
20,995 Avery Dennison Corp $ 3,654,599
39,205 Ecolab Inc 6,576,247
38,099 Sherwin-Williams Co/The 9,075,563
Total Materials 19,306,409
Real Estate - 0.9%
24,712 American Tower Corp 4,403,431
70,157 (b) CBRE Group Inc, Class A 4,864,687
Total Real Estate 9,268,118
Total Common Stocks
(cost $1,016,039,722) 1,037,111,413
Total Long-Term Investments
(cost $1,016,039,722) 1,037,111,413
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
539,429 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 539,429
Total Investments Purchased with Collateral from Securities Lending
(cost $539,429) 539,429
Total Investments (cost $ 1,016,579,151 ) - 100 .0% 1,037,650,842
Other Assets & Liabilities, Net - (0.0)% (152,068)
Net Assets - 100% $ 1,037,498,774
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $520,187.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
Communication Services - 4.2%
874,190 AT&T Inc $ 13,462,526
114,248 Fox Corp, Class B 3,188,662
311,110 Interpublic Group of Cos Inc/The 8,835,524
353,877 Paramount Global, Class B 3,850,182
834,417 Verizon Communications Inc 29,313,069
Total Communication Services 58,649,963
Consumer Discretionary - 3.6%
198,726 Aramark 5,351,691
40,144 Home Depot Inc/The 11,428,595
3,376 LKQ Corp 148,274
131,945 Lowe's Cos Inc 25,144,759
43,587 (b),(c) Lucid Group Inc 179,578
32,379 Vail Resorts Inc 6,872,443
Total Consumer Discretionary 49,125,340
Consumer Staples - 12.1%
267,212 Archer-Daniels-Midland Co 19,124,363
121,457 Bunge Ltd 12,872,013
635,824 Coca-Cola Co/The 35,917,698
4,904 General Mills Inc 319,937
621,481 Keurig Dr Pepper Inc 18,849,519
172,934 Kimberly-Clark Corp 20,689,824
4,906 Kraft Heinz Co/The 154,343
444,404 Kroger Co/The 20,162,609
74,775 McCormick & Co Inc/MD 4,778,122
207,424 PepsiCo Inc 33,868,191
3,836 Target Corp 424,990
Total Consumer Staples 167,161,609
Energy - 3.9%
529,207 Baker Hughes Co 18,215,305
363,421 Halliburton Co 14,296,982
319,077 ONEOK Inc 20,803,820
Total Energy 53,316,107
Financials - 19.2%
77,022 American Express Co 11,247,523
42,604 Assurant Inc 6,343,736
150,736 Bank of New York Mellon Corp/The 6,406,280
85,124 Cboe Global Markets Inc 13,950,972
218,837 Citigroup Inc 8,641,873
378,631 Fidelity National Information Services Inc 18,594,568
204,688 (c) Fiserv Inc 23,283,260
42,995 Goldman Sachs Group Inc/The 13,053,712
249,590 Hartford Financial Services Group Inc/The 18,332,386
358,618 JPMorgan Chase & Co 49,869,419
111,530 Marsh & McLennan Cos Inc 21,151,665
153,805 MetLife Inc 9,229,838
294,319 Morgan Stanley 20,843,672
75,979 PNC Financial Services Group Inc/The 8,697,316
11,353 Prudential Financial Inc 1,038,118
748,577 Regions Financial Corp 10,876,824
116,089 Travelers Cos Inc/The 19,437,942

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
October 31, 2023
62
Shares Description (a) Value
Financials (continued)
180,940 Truist Financial Corp $ 5,131,458
Total Financials 266,130,562
Health Care - 17.7%
304,329 Abbott Laboratories 28,774,307
84,094 Amgen Inc 21,502,836
467,337 Bristol-Myers Squibb Co 24,081,875
50,154 Cigna Group/The 15,507,617
86,581 Danaher Corp 16,625,283
28,795 (c) EAS Segment 1,986,855
264,736 Gilead Sciences Inc 20,792,365
71,665 HCA Healthcare Inc 16,206,323
372,519 Merck & Co Inc 38,257,701
1,359 Quest Diagnostics Inc 176,806
64,418 STERIS PLC 13,526,492
74,903 UnitedHealth Group Inc 40,115,051
68,875 Zimmer Biomet Holdings Inc 7,191,239
Total Health Care 244,744,750
Industrials - 10.5%
1,822 3M Co 165,711
61,498 Broadridge Financial Solutions Inc 10,494,019
444,846 CSX Corp 13,278,653
102,224 Eaton Corp PLC 21,253,392
135,956 Ferguson PLC 20,420,591
254,255 Fortive Corp 16,597,767
12,844 Hubbell Inc 3,469,165
114,227 Ingersoll Rand Inc 6,931,294
95,503 Jacobs Solutions Inc 12,730,550
252,065 Johnson Controls International plc 12,356,226
76,081 Otis Worldwide Corp 5,874,214
54,283 TransUnion 2,381,938
125,225 United Parcel Service Inc, Class B 17,688,031
5,086 United Rentals Inc 2,066,289
Total Industrials 145,707,840
Information Technology - 13.6%
76,581 Accenture PLC, Class A 22,751,449
94,312 Applied Materials Inc 12,482,193
374,060 Cisco Systems Inc 19,499,748
28,602 (c) First Solar Inc 4,074,355
393,895 Gen Digital Inc 6,562,291
357,020 Hewlett Packard Enterprise Co 5,490,968
251,300 HP Inc 6,616,729
892,627 Intel Corp 32,580,885
202,804 International Business Machines Corp 29,333,570
201,526 Marvell Technology Inc 9,516,058
72,977 NXP Semiconductors NV 12,583,424
177,766 Texas Instruments Inc 25,244,550
35,826 (c) Wolfspeed Inc 1,212,352
Total Information Technology 187,948,572
Materials - 6.0%
12,239 Ball Corp 589,308
283,866 DuPont de Nemours Inc 20,688,154
38,940 Ecolab Inc 6,531,796
100,491 FMC Corp 5,346,121
50,628 International Flavors & Fragrances Inc 3,460,424
209,558 LyondellBasell Industries NV, Class A 18,910,514
111,811 Newmont Corp 4,189,558

Shares Description (a) Value
Materials (continued)
30,860 PPG Industries Inc $ 3,788,682
47,270 Reliance Steel & Aluminum Co 12,024,543
64,558 Steel Dynamics Inc 6,876,072
Total Materials 82,405,172
Real Estate - 4.0%
114,474 American Tower Corp 20,398,122
73,574 Crown Castle Inc 6,840,911
191,553 Host Hotels & Resorts Inc 2,965,241
14,602 Iron Mountain Inc 862,540
219,575 Prologis Inc 22,122,181
34,117 Welltower Inc 2,852,522
Total Real Estate 56,041,517
Utilities - 5.0%
128,895 CenterPoint Energy Inc 3,464,698
225,983 Consolidated Edison Inc 19,839,047
4,434 Essential Utilities Inc 148,362
64,072 Eversource Energy 3,446,433
544,644 Exelon Corp 21,208,437
310,241 Sempra 21,726,177
Total Utilities 69,833,154
Total Common Stocks
(cost $1,497,269,367) 1,381,064,586
Total Long-Term Investments
(cost $1,497,269,367) 1,381,064,586
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
139,667 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 139,667
Total Investments Purchased with Collateral from Securities Lending
(cost $139,667) 139,667
Total Investments (cost $ 1,497,409,034 ) - 99 .8% 1,381,204,253
Other Assets & Liabilities, Net - 0.2% 2,431,894
Net Assets - 100% $ 1,383,636,147
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $134,683.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
See Notes to Financial Statements

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
Communication Services - 7.8%
91,463 (b) Liberty Media Corp-Liberty Formula One, Class C $ 5,916,741
68,526 (b) Roku Inc 4,082,094
667,722 (b) Snap Inc, Class A 6,683,897
41,773 (b) Take-Two Interactive Software Inc 5,587,139
232,587 (b) ZoomInfo Technologies Inc 3,014,328
Total Communication Services 25,284,199
Consumer Discretionary - 8.6%
13,801 (b) Burlington Stores Inc 1,670,335
12,902 (b) Deckers Outdoor Corp 7,703,268
428,935 (b),(c) Lucid Group Inc 1,767,212
19,879 Pool Corp 6,277,192
36,742 Tractor Supply Co 7,075,040
8,648 (b) Ulta Beauty Inc 3,297,569
Total Consumer Discretionary 27,790,616
Consumer Staples - 1.5%
54,271 Church & Dwight Co Inc 4,935,405
Total Consumer Staples 4,935,405
Energy - 2.1%
194,157 Baker Hughes Co 6,682,884
Total Energy 6,682,884
Financials - 9.8%
107,883 Brown & Brown Inc 7,489,238
13,279 FactSet Research Systems Inc 5,735,067
27,595 Jack Henry & Associates Inc 3,890,619
33,929 LPL Financial Holdings Inc 7,617,739
22,223 MarketAxess Holdings Inc 4,750,166
47,230 Nasdaq Inc 2,342,608
Total Financials 31,825,437
Health Care - 12.5%
20,561 Cooper Cos Inc/The 6,409,892
53,942 (b) DaVita Inc 4,165,941
66,694 (b) Hologic Inc 4,413,142
27,553 (b) Insulet Corp 3,652,701
6,537 (b) Molina Healthcare Inc 2,176,494
37,651 (b) Repligen Corp 5,066,319
27,295 (b) Waters Corp 6,510,676
25,450 West Pharmaceutical Services Inc 8,100,480
Total Health Care 40,495,645
Industrials - 19.0%
35,912 (b) Axon Enterprise Inc 7,343,645
32,808 Broadridge Financial Solutions Inc 5,598,357
57,850 (b) Builders FirstSource Inc 6,277,882
48,822 (b) CoStar Group Inc 3,584,023
70,887 Graco Inc 5,270,449
13,058 IDEX Corp 2,499,432
25,115 JB Hunt Transport Services Inc 4,316,515
426 Lennox International Inc 157,850
49,460 Quanta Services Inc 8,265,755

Shares Description (a) Value
Industrials (continued)
79,590 Robert Half Inc $ 5,950,944
59,306 Toro Co/The 4,794,297
14,391 United Rentals Inc 5,846,632
2,358 WW Grainger Inc 1,720,939
Total Industrials 61,626,720
Information Technology - 32.2%
27,829 (b) ANSYS Inc 7,743,697
22,074 (b) Aspentech Corp 3,923,653
91,617 (b) Ceridian HCM Holding Inc 5,864,404
57,811 (b) DocuSign Inc 2,247,692
7,120 (b) Fair Isaac Corp 6,022,594
36,995 (b) First Solar Inc 5,269,938
28,064 (b) Gartner Inc 9,318,371
17,804 (b) HubSpot Inc 7,544,801
61,278 (b) Keysight Technologies Inc 7,478,980
74,890 (b) Lattice Semiconductor Corp 4,164,633
24,295 (b) MongoDB Inc 8,371,814
28,048 (b) Paylocity Holding Corp 5,031,811
52,897 (b) PTC Inc 7,427,797
63,290 (b) Splunk Inc 9,313,756
89,619 (b) Twilio Inc, Class A 4,593,870
80,708 (b) Wolfspeed Inc 2,731,159
45,287 (b) Zscaler Inc 7,186,594
Total Information Technology 104,235,564
Materials - 4.0%
10,329 Avery Dennison Corp 1,797,969
52,486 RPM International Inc 4,790,397
32,852 Vulcan Materials Co 6,455,090
Total Materials 13,043,456
Real Estate - 2.4%
113,674 (b) CBRE Group Inc, Class A 7,882,155
Total Real Estate 7,882,155
Total Common Stocks
(cost $353,039,887) 323,802,081
Total Long-Term Investments
(cost $353,039,887) 323,802,081
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
1,374,422 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 1,374,422
Total Investments Purchased with Collateral from Securities Lending
(cost $1,374,422) 1,374,422
Total Investments (cost $ 354,414,309 ) - 100 .3% 325,176,503
Other Assets & Liabilities, Net - (0.3)% (1,114,290)
Net Assets - 100% $ 324,062,213

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
October 31, 2023
66
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,325,408.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
See Notes to Financial Statements

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99.7%
Communication Services - 3.4%
144,570 Interpublic Group of Cos Inc/The $ 4,105,788
66,003 Omnicom Group Inc 4,944,285
96,214 Paramount Global, Class B 1,046,808
Total Communication Services 10,096,881
Consumer Discretionary - 10.3%
139,109 Aramark 3,746,205
58,999 Bath & Body Works Inc 1,749,320
57,763 BorgWarner Inc 2,131,455
25,722 (b) CarMax Inc 1,571,357
16,724 DR Horton Inc 1,745,986
79,217 Hasbro Inc 3,576,648
100,013 LKQ Corp 4,392,571
88,814 (b),(c) Lucid Group Inc 365,914
76,836 PulteGroup Inc 5,654,361
22,613 Vail Resorts Inc 4,799,609
46,700 VF Corp 687,891
315 Whirlpool Corp 32,936
Total Consumer Discretionary 30,454,253
Consumer Staples - 5.7%
52,740 Bunge Ltd 5,589,385
157,625 Conagra Brands Inc 4,312,620
67,616 Kellogg Co 3,412,580
57,216 McCormick & Co Inc/MD 3,656,102
Total Consumer Staples 16,970,687
Energy - 4.6%
188,810 Baker Hughes Co 6,498,840
111,662 ONEOK Inc 7,280,363
Total Energy 13,779,203
Financials - 16.0%
108,497 Ally Financial Inc 2,624,542
268,707 Annaly Capital Management Inc 4,194,516
34,778 Assurant Inc 5,178,444
38,747 Cboe Global Markets Inc 6,350,246
151,322 Citizens Financial Group Inc 3,545,475
20,485 Discover Financial Services 1,681,409
67,204 Fifth Third Bancorp 1,593,407
91,154 Hartford Financial Services Group Inc/The 6,695,261
244,222 Huntington Bancshares Inc/OH 2,356,742
14,911 Jack Henry & Associates Inc 2,102,302
80,128 Nasdaq Inc 3,974,349
14,389 Northern Trust Corp 948,379
301,705 Regions Financial Corp 4,383,774
189,152 (b) Robinhood Markets Inc, Class A 1,728,849
4,553 Synchrony Financial 127,712
Total Financials 47,485,407
Health Care - 7.4%
260,338 (b) Avantor Inc 4,537,691
28,549 Baxter International Inc 925,844
44,741 DENTSPLY SIRONA Inc 1,360,574

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
October 31, 2023
68
Shares Description (a) Value
Health Care (continued)
10,048 (b) Exact Sciences Corp $ 618,856
15,539 Laboratory Corp of America Holdings 3,103,605
42,189 Quest Diagnostics Inc 5,488,789
27,820 STERIS PLC 5,841,644
Total Health Care 21,877,003
Industrials - 17.5%
31,418 Broadridge Financial Solutions Inc 5,361,168
32,868 CH Robinson Worldwide Inc 2,689,588
10,183 Dover Corp 1,323,281
32,369 Expeditors International of Washington Inc 3,536,313
48,654 Ferguson PLC 7,307,830
7,506 IDEX Corp 1,436,723
81,409 Ingersoll Rand Inc 4,939,898
1,052 Lennox International Inc 389,808
84,741 Masco Corp 4,414,159
39,933 Owens Corning 4,527,204
41,995 Pentair PLC 2,440,749
60,503 TransUnion 2,654,872
13,941 United Rentals Inc 5,663,810
57,359 Xylem Inc/NY 5,365,361
Total Industrials 52,050,764
Information Technology - 7.5%
26,458 (b) First Solar Inc 3,768,942
242,512 Gen Digital Inc 4,040,250
381,563 Hewlett Packard Enterprise Co 5,868,439
20,014 Juniper Networks Inc 538,777
57,478 (b) Trimble Inc 2,708,938
96,269 (b) Western Digital Corp 3,865,200
47,481 (b) Wolfspeed Inc 1,606,757
Total Information Technology 22,397,303
Materials - 8.4%
6,098 Avery Dennison Corp 1,061,479
57,541 Ball Corp 2,770,599
91,336 International Flavors & Fragrances Inc 6,242,816
16,211 Martin Marietta Materials Inc 6,629,326
15,262 Reliance Steel & Aluminum Co 3,882,348
39,401 Steel Dynamics Inc 4,196,600
Total Materials 24,783,168
Real Estate - 9.9%
52,002 Alexandria Real Estate Equities Inc 4,842,946
80,925 Boston Properties Inc 4,335,152
19,494 Camden Property Trust 1,654,651
5,109 Healthpeak Properties Inc 79,445
334,747 Host Hotels & Resorts Inc 5,181,883
101,839 Iron Mountain Inc 6,015,630
10,353 Kimco Realty Corp 185,733
1,108 Regency Centers Corp 66,768
129,476 Ventas Inc 5,497,551
30,541 WP Carey Inc 1,638,525
Total Real Estate 29,498,284
Utilities - 9.0%
50,897 Atmos Energy Corp 5,479,571
213,882 CenterPoint Energy Inc 5,749,148
104,596 CMS Energy Corp 5,683,747
138,666 Essential Utilities Inc 4,639,764

Shares Description (a) Value
Utilities (continued)
200,434 NiSource Inc $ 5,042,920
Total Utilities 26,595,150
Total Common Stocks
(cost $327,088,655) 295,988,103
Total Long-Term Investments
(cost $327,088,655) 295,988,103
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
284,571 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 284,571
Total Investments Purchased with Collateral from Securities Lending
(cost $284,571) 284,571
Total Investments (cost $ 327,373,226 ) - 99 .8% 296,272,674
Other Assets & Liabilities, Net - 0.2% 544,554
Net Assets - 100% $ 296,817,228
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $274,433.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
See Notes to Financial Statements

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
Communication Services - 1.8%
94,710 (b) AMC Entertainment Holdings Inc, Class A $ 1,011,503
29,007 (b) Bandwidth Inc, Class A 307,764
615 Cable One Inc 338,170
7,127 (b) Cars.com Inc 108,544
70,087 (b) Cinemark Holdings Inc 1,155,735
356,263 (b) Clear Channel Outdoor Holdings Inc 391,889
70,724 (b) Consolidated Communications Holdings Inc 294,919
104,139 (b) Eventbrite Inc, Class A 862,271
19,672 (b) Frontier Communications Parent Inc 352,522
77,475 Gray Television Inc 505,137
102,078 (b) iHeartMedia Inc, Class A 239,883
11,805 (b) IMAX Corp 214,969
53,287 Iridium Communications Inc 1,974,283
54,807 John Wiley & Sons Inc, Class A 1,659,008
24,067 (b) Liberty Latin America Ltd, Class A 164,378
25,255 (b) Lions Gate Entertainment Corp, Class B 188,402
145,209 (b) Magnite Inc 964,188
25,317 (b) MediaAlpha Inc, Class A 260,259
87,361 (b) Nextdoor Holdings Inc 158,997
104,784 TEGNA Inc 1,520,416
62,273 (b) WideOpenWest Inc 438,402
47,182 (b) Ziff Davis Inc 2,852,624
Total Communication Services 15,964,263
Consumer Discretionary - 15.6%
38,793 (b) 1-800-Flowers.com Inc, Class A 291,335
92,559 (b) 2U Inc 196,225
38,003 Aaron's Co Inc/The 281,602
271,185 ADT Inc 1,534,907
8,722 Advance Auto Parts Inc 453,806
7,410 (b) America's Car-Mart Inc/TX 496,322
17,632 (b) Asbury Automotive Group Inc 3,374,236
5,646 (b) AutoNation Inc 734,432
35,598 (b) Beazer Homes USA Inc 861,116
50,671 (b) Bright Horizons Family Solutions Inc 3,752,694
14,826 (b) Brinker International Inc 502,898
43,846 Brunswick Corp/DE 3,045,982
485,696 (b),(c) Canoo Inc 133,129
16,530 Carriage Services Inc 357,048
8,543 Carter's Inc 573,748
143,036 (b) Chegg Inc 1,077,061
82,072 (b) Chico's FAS Inc 613,899
9,968 Columbia Sportswear Co 735,638
55,396 (b) Crocs Inc 4,947,971
43,381 (b) European Wax Center Inc, Class A 640,737
928 (b) Five Below Inc 161,453
31,026 (b) Floor & Decor Holdings Inc, Class A 2,556,542
7,198 Foot Locker Inc 151,086
101,751 (b) Frontdoor Inc 2,943,656
47,338 Gap Inc/The 605,926
17,275 Group 1 Automotive Inc 4,359,001
190,177 H&R Block Inc 7,806,766
81,207 Harley-Davidson Inc 2,180,408
25,051 (b) Helen of Troy Ltd 2,463,014
97,091 (b) Hilton Grand Vacations Inc 3,490,421

Shares Description (a) Value
Consumer Discretionary (continued)
32,917 (b) iRobot Corp $ 1,083,957
62,835 Kontoor Brands Inc 2,918,686
21,612 LCI Industries 2,344,686
5,365 Leggett & Platt Inc 125,702
218,032 (b) Leslie's Inc 1,077,078
48,618 Levi Strauss & Co, Class A 664,608
22,160 Lithia Motors Inc 5,367,374
17,777 (b) Lovesac Co/The 292,609
31,022 Macy's Inc 377,848
25,539 (b) MarineMax Inc 699,258
37,301 Marriott Vacations Worldwide Corp 3,351,868
20,116 (b) MasterCraft Boat Holdings Inc 411,171
388,948 (b) Mattel Inc 7,421,128
8,900 Meritage Homes Corp 1,014,778
5,107 (b) Modine Manufacturing Co 201,727
19,205 Movado Group Inc 535,051
25,834 Murphy USA Inc 9,369,733
96,707 (b) National Vision Holdings Inc 1,502,827
219,235 Newell Brands Inc 1,473,259
88,321 Nordstrom Inc 1,234,728
43,342 (b) ODP Corp/The 1,946,923
108,911 (b) Petco Health & Wellness Co Inc 376,832
37,607 (b) Planet Fitness Inc 2,078,539
11,877 PVH Corp 883,055
128,910 (b) Rover Group Inc 831,470
47,781 (b) SeaWorld Entertainment Inc 2,058,405
154,274 Service Corp International/US 8,395,591
9,727 Signet Jewelers Ltd 679,236
27,285 (b) Sleep Number Corp 443,927
152,168 (b) Sonos Inc 1,640,371
11,883 Steven Madden Ltd 389,644
50,737 (b) Stride Inc 2,789,520
72,205 Tapestry Inc 1,989,970
7,164 (b) Taylor Morrison Home Corp 274,524
63,328 Thor Industries Inc 5,568,431
9,876 (b) TopBuild Corp 2,259,234
108,182 (b) Topgolf Callaway Brands Corp 1,321,984
80,978 (b) Traeger Inc 212,972
89,441 Travel + Leisure Co 3,043,677
69,032 (b) Victoria's Secret & Co 1,234,292
67,320 Wendy's Co/The 1,280,426
1,423 Williams-Sonoma Inc 213,792
37,606 Winnebago Industries Inc 2,179,268
61,940 Wolverine World Wide Inc 498,617
20,874 (b) XPEL Inc 966,466
30,396 (b) Xponential Fitness Inc, Class A 433,751
55,244 (b) YETI Holdings Inc 2,348,975
Total Consumer Discretionary 139,131,027
Consumer Staples - 3.7%
39,954 Andersons Inc/The 2,002,894
9,217 Casey's General Stores Inc 2,506,195
60,514 Edgewell Personal Care Co 2,111,939
28,095 Energizer Holdings Inc 887,240
192,754 Flowers Foods Inc 4,227,095
54,143 (b) Freshpet Inc 3,107,808
93,428 (b) Hain Celestial Group Inc/The 1,032,379
34,725 (b) Hostess Brands Inc 1,159,815
52,235 (b) Mission Produce Inc 491,531
61,411 Nu Skin Enterprises Inc, Class A 1,166,195
35,089 (b) Performance Food Group Co 2,026,741

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2023
72
Shares Description (a) Value
Consumer Staples (continued)
63,094 (b) TreeHouse Foods Inc $ 2,630,389
209,256 (b) US Foods Holding Corp 8,148,429
34,667 (b) Vital Farms Inc 383,417
6,538 WD-40 Co 1,382,133
Total Consumer Staples 33,264,200
Energy - 4.7%
175,665 Archrock Inc 2,225,675
5,607 Cactus Inc, Class A 263,193
246,686 ChampionX Corp 7,597,929
219,555 (b) Clean Energy Fuels Corp 766,247
6,801 Core Laboratories Inc 145,677
81,850 Delek US Holdings Inc 2,156,747
25,413 (b) DMC Global Inc 481,576
35,100 (b) Dril-Quip Inc 760,266
33,342 (c) Enviva Inc 120,698
22,464 Excelerate Energy Inc, Class A 319,438
113,277 (b) Expro Group Holdings NV 1,784,113
23,223 (c) Kinetik Holdings Inc 823,023
236,659 NOV Inc 4,723,714
50,626 (b) Oceaneering International Inc 1,113,266
445,057 TechnipFMC PLC 9,577,627
75,986 (b) Weatherford International PLC 7,073,537
77,658 World Kinect Corp 1,436,673
Total Energy 41,369,399
Financials - 16.3%
472,789 AGNC Investment Corp 3,489,183
20,170 Amalgamated Financial Corp 367,901
23,819 A-Mark Precious Metals Inc 645,018
42,000 Argo Group International Holdings Ltd 1,253,280
12,663 Artisan Partners Asset Management Inc, Class A 417,879
6,468 Atlantic Union Bankshares Corp 186,343
17,753 (c) Banc of California Inc 199,011
60,115 (b) Bancorp Inc/The 2,143,100
29,399 Bank OZK 1,052,778
41,724 Banner Corp 1,761,170
19,508 Bar Harbor Bankshares 488,090
54,159 Berkshire Hills Bancorp Inc 1,062,058
37,279 BOK Financial Corp 2,442,520
62,465 Bread Financial Holdings Inc 1,688,429
79,551 (b) BRP Group Inc, Class A 1,665,002
31,306 Byline Bancorp Inc 593,875
9,341 Cambridge Bancorp 501,705
31,296 (b) Donnelley Financial Solutions Inc 1,703,441
115,842 East West Bancorp Inc 6,211,448
19,975 Enterprise Financial Services Corp 694,531
81,017 EVERTEC Inc 2,574,720
6,400 Federal Agricultural Mortgage Corp, Class C 950,784
128,997 First American Financial Corp 6,635,606
104,156 First BanCorp/Puerto Rico 1,390,483
9,033 First Financial Bancorp 167,110
10,667 First Interstate BancSystem Inc, Class A 246,088
423,845 FNB Corp/PA 4,530,903
90,508 Glacier Bancorp Inc 2,732,436
107,078 Hancock Whitney Corp 3,686,696
35,584 Hanmi Financial Corp 522,373
108,122 Hannon Armstrong Sustainable Infrastructure Capital Inc 1,853,211
2,108 Hanover Insurance Group Inc/The 247,079
30,232 Independent Bank Corp 1,475,322
23,854 Independent Bank Corp/MI 475,887

Shares Description (a) Value
Financials (continued)
69,560 International Bancshares Corp $ 3,048,815
25,574 Invesco Mortgage Capital Inc 174,670
92,779 Jackson Financial Inc, Class A 3,405,917
10,082 Lincoln National Corp 219,485
28,887 Morningstar Inc 7,315,344
18,184 National Bank Holdings Corp, Class A 566,977
18,204 Nelnet Inc, Class A 1,543,881
53,058 OFG Bancorp 1,571,578
55,086 Old National Bancorp/IN 754,678
147,150 PacWest Bancorp 1,041,822
30,981 (b) Palomar Holdings Inc 1,551,528
53,211 PennyMac Financial Services Inc 3,575,779
3,074 Pinnacle Financial Partners Inc 191,695
29,332 PJT Partners Inc, Class A 2,298,456
35,518 Primerica Inc 6,789,621
58,376 (b) PROG Holdings Inc 1,598,919
47,089 Reinsurance Group of America Inc 7,038,393
11,342 RenaissanceRe Holdings Ltd 2,490,590
143,943 (b) Rocket Cos Inc, Class A 1,063,739
108,886 (b) Ryan Specialty Holdings Inc 4,703,875
21,417 SLM Corp 278,421
57,100 SouthState Corp 3,774,310
228,260 Starwood Property Trust Inc 4,051,615
34,142 Stewart Information Services Corp 1,490,981
171,316 Synovus Financial Corp 4,466,208
27,730 United Bankshares Inc/WV 788,641
328,951 Valley National Bancorp 2,559,239
61,489 Veritex Holdings Inc 1,058,841
33,453 Victory Capital Holdings Inc, Class A 985,525
10,156 Walker & Dunlop Inc 658,109
90,991 Western Alliance Bancorp 3,739,730
206,318 Western Union Co/The 2,329,330
52,047 (b) WEX Inc 8,664,785
135,974 WisdomTree Inc 843,039
68,976 Zions Bancorp NA 2,127,910
Total Financials 144,817,906
Health Care - 11.8%
315,333 (b),(c) 23andMe Holding Co, Class A 267,119
64,332 (b) 89bio Inc 476,057
83,038 (b) Accolade Inc 539,747
60,223 (b) Aclaris Therapeutics Inc 299,911
22,419 (b) AdaptHealth Corp 164,331
49,605 (b) Agiliti Inc 279,276
16,534 (b) agilon health Inc 297,612
57,007 (b) Aldeyra Therapeutics Inc 97,482
51,016 (b) Alector Inc 265,283
4,521 (b) Alkermes PLC 109,363
43,803 (b) Allakos Inc 83,664
41,891 (b) Alphatec Holdings Inc 384,559
49,451 (b) AMN Healthcare Services Inc 3,751,353
15,195 (b) AnaptysBio Inc 247,830
56,045 (b),(c) Anavex Life Sciences Corp 312,731
34,916 (b) Arcellx Inc 1,230,789
29,411 (b) Arcturus Therapeutics Holdings Inc 561,750
7,647 (b) Arvinas Inc 123,270
160,746 (b),(c) ATAI Life Sciences NV 197,718
1,735 Atrion Corp 593,335
44,504 (b) Axogen Inc 167,335
19,276 (b),(c) Axsome Therapeutics Inc 1,200,509
3,940 (b) Azenta Inc 179,073

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2023
74
Shares Description (a) Value
Health Care (continued)
72,504 (b) Biohaven Ltd $ 1,922,081
196,791 (b) Brookdale Senior Living Inc 769,453
31,181 (b) Castle Biosciences Inc 487,047
220,641 (b) Cerus Corp 308,897
98,836 (b) Compass Therapeutics Inc 177,905
11,780 (b) CorVel Corp 2,284,613
38,389 (b),(c) CRISPR Therapeutics AG 1,494,484
43,066 (b) Cross Country Healthcare Inc 997,409
56,037 (b) CryoPort Inc 543,559
23,456 (b) Cullinan Oncology Inc 218,844
72,871 (b) Cymabay Therapeutics Inc 1,193,627
28,420 (b) Day One Biopharmaceuticals Inc 336,209
47,168 (b) Denali Therapeutics Inc 888,173
118,080 (b) DocGo Inc 701,395
17,796 (b) Editas Medicine Inc 118,877
311,245 (b) Elanco Animal Health Inc 2,742,068
54,651 Embecta Corp 826,323
3,100 Encompass Health Corp 193,936
22,596 (b),(c) Enliven Therapeutics Inc 279,964
61,062 (b) Enovis Corp 2,802,746
26,828 Ensign Group Inc/The 2,591,585
15,564 (b),(c) Entrada Therapeutics Inc 249,180
110,832 (b) Envista Holdings Corp 2,579,061
14,883 (b) Establishment Labs Holdings Inc 435,774
47,489 (b) Fortrea Holdings Inc 1,348,688
23,753 (b) Fulgent Genetics Inc 568,647
100,782 (b) Geron Corp 191,486
41,316 (b) Haemonetics Corp 3,521,363
112,554 (b) Halozyme Therapeutics Inc 3,812,204
58,067 (b) Health Catalyst Inc 434,922
60,463 (b) Ideaya Biosciences Inc 1,642,780
18,548 (b) Inari Medical Inc 1,126,049
5,872 (b) Inhibrx Inc 90,840
22,310 (b) Intellia Therapeutics Inc 558,865
13,450 (b),(c) Janux Therapeutics Inc 86,349
32,141 (b) Karuna Therapeutics Inc 5,355,012
19,647 (b) Keros Therapeutics Inc 560,725
144,407 (b),(c) Lyell Immunopharma Inc 238,994
38,209 (b) Merit Medical Systems Inc 2,626,487
53,235 (b) Merus NV 1,070,556
25,162 (b) Mirati Therapeutics Inc 1,397,246
16,538 (b) ModivCare Inc 698,565
53,637 (b),(c) Monte Rosa Therapeutics Inc 182,366
23,718 (b) Morphic Holding Inc 473,174
159,170 (b) NeoGenomics Inc 2,231,563
27,119 (b) Novocure Ltd 360,683
36,880 (b) Nurix Therapeutics Inc 206,159
7,100 (b) Omnicell Inc 252,334
88,018 (b) OraSure Technologies Inc 454,173
90,792 (b) Owens & Minor Inc 1,301,049
40,479 (b) Paragon 28 Inc 349,334
34,344 Patterson Cos Inc 1,046,118
17,745 (b) Pennant Group Inc/The 192,888
7,968 (b) Penumbra Inc 1,523,083
70,290 Perrigo Co PLC 1,942,816
33,332 (b) Phathom Pharmaceuticals Inc 309,988
50,941 (b) Pliant Therapeutics Inc 747,304
79,913 (b) Point Biopharma Global Inc 1,011,699
6,369 (b) PROCEPT BioRobotics Corp 170,626
28,305 (b) Progyny Inc 873,492
208,268 (b) Project Roadrunner Parent Inc 2,455,480

Shares Description (a) Value
Health Care (continued)
56,358 (b) Protagonist Therapeutics Inc $ 819,445
38,158 (b) Prothena Corp PLC 1,391,241
43,122 (b) Pulmonx Corp 379,042
36,282 (b) QuidelOrtho Corp 2,216,105
26,849 (b) RAPT Therapeutics Inc 353,064
162,501 (b),(c) Recursion Pharmaceuticals Inc, Class A 858,005
85,078 (b) Revance Therapeutics Inc 671,265
24,904 (b) RxSight Inc 551,375
80,467 (b),(c) Sana Biotechnology Inc 238,182
46,348 (b) Scholar Rock Holding Corp 545,052
390,177 (b) Sharecare Inc 409,686
18,770 (b) Shockwave Medical Inc 3,871,500
22,616 (b) SI-BONE Inc 384,698
43,183 (b) Sight Sciences Inc 68,445
123,478 (b) Sotera Health Co 1,563,231
7,530 (b) STAAR Surgical Co 314,905
56,213 (b),(c) Tango Therapeutics Inc 472,189
27,667 (b) Tarsus Pharmaceuticals Inc 393,978
128,733 (b) Teladoc Health Inc 2,129,244
50,265 (b) Treace Medical Concepts Inc 504,158
9,061 (b) UFP Technologies Inc 1,412,791
18,366 (b) Ultragenyx Pharmaceutical Inc 650,156
32,691 (b) Varex Imaging Corp 590,073
42,743 (b) Vaxcyte Inc 2,055,938
51,057 (b) Ventyx Biosciences Inc 736,242
27,157 (b) Vera Therapeutics Inc 282,976
53,438 (b) Verve Therapeutics Inc 643,394
37,904 (b) Viridian Therapeutics Inc 473,800
41,245 (b) Xenon Pharmaceuticals Inc 1,278,595
46,215 (b) Zymeworks Inc 324,429
Total Health Care 104,970,618
Industrials - 17.8%
52,900 AAON Inc 2,881,992
48,103 Advanced Drainage Systems Inc 5,138,843
13,256 AGCO Corp 1,519,933
130,248 Air Lease Corp 4,510,488
6,000 ArcBest Corp 653,280
15,031 Argan Inc 687,518
14,162 (b) ASGN Inc 1,181,960
28,929 (b) Atkore Inc 3,595,296
123,053 (b) AZEK Co Inc/The 3,223,989
31,207 AZZ Inc 1,475,155
50,924 (b) Beacon Roofing Supply Inc 3,624,261
49,291 Boise Cascade Co 4,621,031
33,207 (b) Chart Industries Inc 3,859,650
8,802 Comfort Systems USA Inc 1,600,644
46,033 Crane Co 4,480,392
38,833 CSG Systems International Inc 1,819,714
20,083 Curtiss-Wright Corp 3,992,701
3,392 Donaldson Co Inc 195,583
46,841 EMCOR Group Inc 9,679,693
70,436 (b) Energy Recovery Inc 1,070,627
207,883 (b) ExlService Holdings Inc 5,427,825
64,908 First Advantage Corp 844,453
128,932 (b),(c) FREYR Battery SA 413,872
29,413 (b) FTI Consulting Inc 6,243,203
518,891 (b) FuelCell Energy Inc 565,591
16,400 (b) Gates Industrial Corp PLC 179,088
25,905 Granite Construction Inc 1,048,634
68,825 (b) GXO Logistics Inc 3,476,351

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2023
76
Shares Description (a) Value
Industrials (continued)
24,632 Heidrick & Struggles International Inc $ 599,543
41,285 Hexcel Corp 2,556,367
57,426 HNI Corp 1,992,108
7,136 ICF International Inc 904,345
71,355 Interface Inc 634,346
14,896 John Bean Technologies Corp 1,549,482
76,794 KBR Inc 4,465,571
40,292 Kelly Services Inc, Class A 719,212
45,870 (b) Kratos Defense & Security Solutions Inc 782,083
10,295 Landstar System Inc 1,696,410
65,830 (b) Leonardo DRS Inc 1,255,378
28,295 (b) Liquidity Services Inc 545,245
33,701 Luxfer Holdings PLC 278,707
57,147 ManpowerGroup Inc 3,998,576
55,601 (b) Mercury Systems Inc 2,000,524
36,080 (b) Montrose Environmental Group Inc 834,170
21,527 Moog Inc, Class A 2,498,208
106,208 (b) MRC Global Inc 1,116,246
172,711 Mueller Water Products Inc, Class A 2,136,435
20,192 (b) MYR Group Inc 2,338,839
132,678 (b) NOW Inc 1,462,112
58,515 nVent Electric PLC 2,816,327
108,079 (b) OPENLANE Inc 1,451,501
520,520 (b),(c) Plug Power Inc 3,065,863
32,237 (b) Proto Labs Inc 761,116
132,542 (b) Resideo Technologies Inc 1,919,208
9,589 Rush Enterprises Inc 387,779
26,357 (b) RXO Inc 461,511
54,239 Ryder System Inc 5,290,472
9,851 (b) Saia Inc 3,531,485
56,011 (b) SiteOne Landscape Supply Inc 7,716,635
188,399 (b),(c) Stem Inc 636,789
29,766 (b) Sterling Check Corp 332,784
107,639 (b),(c) SunPower Corp 459,619
183,161 (b) Sunrun Inc 1,767,504
44,384 (b) TriNet Group Inc 4,560,456
38,156 (b) TrueBlue Inc 422,387
150,218 (b) Upwork Inc 1,569,778
15,255 (b) V2X Inc 779,073
129,592 (b),(c) Velo3D Inc 171,061
16,148 Veritiv Corp 2,735,633
6,137 Wabash National Corp 126,975
12,748 WESCO International Inc 1,634,294
73,512 (b) WillScot Mobile Mini Holdings Corp 2,897,108
4,800 (b) XPO Inc 363,888
Total Industrials 158,234,920
Information Technology - 13.6%
134,850 (b) ACI Worldwide Inc 2,746,894
133,391 Adeia Inc 1,124,486
66,499 (b) Altair Engineering Inc, Class A 4,130,918
3,053 (b) Appfolio Inc, Class A 572,651
104,452 (b) Array Technologies Inc 1,810,153
20,997 (b) Asana Inc 387,815
44,221 (b) Avid Technology Inc 1,194,851
71,820 (b) AvidXchange Holdings Inc 620,525
36,502 Badger Meter Inc 5,057,352
26,779 (b) Blackbaud Inc 1,751,347
41,267 (b) Box Inc, Class A 1,025,898
67,252 (b) Calix Inc 2,227,386
71,066 (b) Cantaloupe Inc 467,614

Shares Description (a) Value
Information Technology (continued)
50,900 (b) Cerence Inc $ 779,279
58,839 (b) Cirrus Logic Inc 3,938,094
265,493 (b) CommScope Holding Co Inc 392,930
10,049 (b) CommVault Systems Inc 656,702
19,459 (b) CS Disco Inc 109,165
3,053 CTS Corp 114,213
73,983 Dolby Laboratories Inc, Class A 5,988,184
109,854 (b) DoubleVerify Holdings Inc 3,057,237
263,545 (b) DXC Technology Co 5,315,703
193,325 (b) E2open Parent Holdings Inc 558,709
50,793 (b) Envestnet Inc 1,879,341
33,044 (b) ePlus Inc 2,065,250
3,005 (b) Five9 Inc 173,899
202,589 (b) Flex Ltd 5,210,589
38,884 (b) Gitlab Inc, Class A 1,682,900
132,430 (b) Harmonic Inc 1,428,920
65,501 (b) Infinera Corp 191,918
45,864 (b) Informatica Inc, Class A 879,672
22,313 (b) Insight Enterprises Inc 3,197,453
16,731 InterDigital Inc 1,259,008
56,551 (b) Itron Inc 3,239,241
8,290 (b) Jamf Holding Corp 133,137
22,542 (b) Kimball Electronics Inc 590,600
57,371 Kulicke & Soffa Industries Inc 2,387,207
84,820 (b) LivePerson Inc 223,925
16,126 (b) LiveRamp Holdings Inc 446,045
12,115 (b) Lumentum Holdings Inc 475,029
179,278 (b) Matterport Inc 365,727
43,478 Methode Electronics Inc 994,342
213,327 (b),(c) MicroVision Inc 403,188
215,610 (b) Mirion Technologies Inc 1,494,177
39,463 (b) Model N Inc 951,058
80,428 (b) N-able Inc 1,042,347
123,223 (b) NCR Corp 1,884,080
61,611 (b) NCR Corp ATM 1,359,139
37,079 (b) Novanta Inc 4,896,653
152,402 (b) Nutanix Inc, Class A 5,515,428
23,776 (b) Onto Innovation Inc 2,671,709
24,541 (b) Paycor HCM Inc 529,595
38,103 (b) PDF Solutions Inc 1,010,873
3,845 Pegasystems Inc 164,335
17,198 Power Integrations Inc 1,192,337
23,654 (b) Procore Technologies Inc 1,445,023
45,904 Progress Software Corp 2,358,548
23,281 (b) PROS Holdings Inc 725,203
124,347 (b) Rambus Inc 6,755,772
38,397 (b) Repay Holdings Corp 229,998
119,953 (b) Ribbon Communications Inc 225,512
19,605 (b) Rogers Corp 2,409,258
31,401 (b) ScanSource Inc 954,590
5,366 (b) Silicon Laboratories Inc 494,638
11,273 (b) SoundThinking Inc 170,110
30,604 (b) SPS Commerce Inc 4,907,045
30,308 (b) Teradata Corp 1,294,758
56,822 (b) Veeco Instruments Inc 1,360,319
103,518 Vontier Corp 3,059,992
2,133 (b) Workiva Inc 185,763
52,293 (b) Xperi Inc 443,968
Total Information Technology 120,987,725

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2023
78
Shares Description (a) Value
Materials - 5.2%
108,017 Avient Corp $ 3,415,498
196,387 (b) Axalta Coating Systems Ltd 5,151,231
33,764 Balchem Corp 3,924,727
80,163 (b) Coeur Mining Inc 201,209
102,596 Commercial Metals Co 4,338,785
44,000 Compass Minerals International Inc 1,084,160
27,202 Graphic Packaging Holding Co 585,115
5,639 Greif Inc, Class B 361,234
25,078 Hawkins Inc 1,440,230
3,293 HB Fuller Co 217,832
30,139 Innospec Inc 2,953,622
12,466 (b) Knife River Corp 627,289
26,297 Koppers Holdings Inc 961,681
80,727 Louisiana-Pacific Corp 4,139,681
25,629 Materion Corp 2,485,500
40,496 Minerals Technologies Inc 2,189,214
36,589 Myers Industries Inc 613,597
12,186 Olympic Steel Inc 618,683
43,713 (b) Ranpak Holdings Corp 138,133
13,252 Royal Gold Inc 1,382,581
32,896 Ryerson Holding Corp 955,629
52,351 Sensient Technologies Corp 2,953,643
27,852 Stepan Co 2,083,330
32,715 (b) TimkenSteel Corp 665,096
37,001 Trinseo PLC 229,036
87,107 Valvoline Inc 2,584,465
Total Materials 46,301,201
Real Estate - 6.7%
122,113 (b) Anywhere Real Estate Inc 570,268
41,026 Brixmor Property Group Inc 852,931
101,624 Cousins Properties Inc 1,816,021
47,360 (b) Cushman & Wakefield PLC 349,043
84,440 Douglas Emmett Inc 946,572
110,369 Easterly Government Properties Inc 1,187,571
40,710 Elme Communities 519,460
169,914 Empire State Realty Trust Inc, Class A 1,374,604
136,564 Equity Commonwealth 2,586,522
25,128 Federal Realty Investment Trust 2,291,422
2,603 (b) Howard Hughes Holdings Inc 172,657
160,050 Hudson Pacific Properties Inc 713,823
19,815 JBG SMITH Properties 255,019
16,165 (b) Jones Lang LaSalle Inc 2,067,827
123,598 Kennedy-Wilson Holdings Inc 1,590,706
132,157 Kilroy Realty Corp 3,777,047
267,766 Macerich Co/The 2,602,686
30,502 Marcus & Millichap Inc 875,407
425,992 Medical Properties Trust Inc 2,036,242
101,554 Omega Healthcare Investors Inc 3,361,437
176,089 Outfront Media Inc 1,718,629
254,360 Park Hotels & Resorts Inc 2,932,771
35,586 Phillips Edison & Co Inc 1,256,542
27,263 Piedmont Office Realty Trust Inc, Class A 142,040
99,565 PotlatchDeltic Corp 4,266,360
136,388 Rexford Industrial Realty Inc 5,897,417
52,186 Ryman Hospitality Properties Inc 4,467,122
48,690 Safehold Inc 792,186
59,353 SL Green Realty Corp 1,738,449
136,917 Summit Hotel Properties Inc 772,212
96,812 Tanger Factory Outlet Centers Inc 2,183,111
26,265 (b) Tejon Ranch Co 407,633

Shares Description (a) Value
Real Estate (continued)
2,511 Terreno Realty Corp $ 133,786
299,802 Uniti Group Inc 1,379,089
13,336 Veris Residential Inc 178,569
137,026 Xenia Hotels & Resorts Inc 1,593,612
Total Real Estate 59,806,793
Utilities - 2.6%
31,880 American States Water Co 2,488,234
40,443 Clearway Energy Inc, Class A 823,824
102,459 Clearway Energy Inc, Class C 2,224,385
120,718 New Jersey Resources Corp 4,898,737
53,005 ONE Gas Inc 3,201,502
48,545 Ormat Technologies Inc 2,987,459
3,421 Spire Inc 190,310
131,331 (b),(c) Sunnova Energy International Inc 1,199,052
260,576 UGI Corp 5,419,981
Total Utilities 23,433,484
Total Common Stocks
(cost $1,026,310,441) 888,281,536
Shares Description (a) Value
X –
COMMON STOCK RIGHTS - 0.0%
Health Care - 0.0%
18,959 (d) Achillion Pharmaceuticals Inc 8,721
23,934 (b),(d) CinCor Pharma Inc 73,238
Total Health Care 81,959
Total Common Stock Rights
(cost $0) 81,959
Total Long-Term Investments
(cost $1,026,310,441) 888,363,495
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
8,664,248 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(f) $ 8,664,248
Total Investments Purchased with Collateral from Securities Lending
(cost $8,664,248) 8,664,248
Total Investments (cost $1,034,974,689 ) - 100.8% 897,027,743
Other Assets & Liabilities, Net - (0.8)% (7,426,352)
Net Assets - 100% $ 889,601,391
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,461,156.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2023 NUDV NUEM NUDM NULC NULG
ASSETS
Long-term investments, at value
†‡
$ 11,176,009 $ 214,976,960 $ 351,705,885 $ 22,458,454 $ 1,037,111,413
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — 293,935 34,355 539,429
Cash 21,987 338,717 436,181 21,997 1,421,305
Cash denominated in foreign currencies
^
— 32,879 51,285 — —
Receivables:
Dividends 20,044 136,752 894,058 26,901 130,165
Investments sold — 265 — — 2,930,208
Reclaims — 1,314 529,611 — —
Securities lending income — 262 — 408 3,659
Other 107 2,493 3,826 317 16,145
Total assets 11,218,147 215,489,642 353,914,781 22,542,432 1,042,152,324
LIABILITIES
Payables:
Capital gains tax — 508,828 — — —
Collateral from securities lending — — 293,935 34,355 539,429
Investments purchased - regular settlement — — — — 931,430
Shares redeemed — — — — 2,930,775
Accrued expenses:
Management fees 2,335 61,103 88,219 3,742 217,865
Professional fees 42 1,025 1,587 104 5,278
Trustees fees 118 2,480 4,128 266 12,627
Other 106 2,297 3,663 316 16,146
Total liabilities 2,601 575,733 391,532 38,783 4,653,550
Net assets $ 11,215,546 $ 214,913,909 $ 353,523,249 $ 22,503,649 $ 1,037,498,774
Shares outstanding 500,000 8,600,000 13,600,000 650,000 17,700,000
Net asset value ("NAV") per share $ 22.43 $ 24.99 $ 25.99 $ 34.62 $ 58.62
NET ASSETS CONSIST OF:
Paid-in capital 12,363,453 255,107,973 377,550,680 21,467,924 1,111,295,387
Total distributable earnings (loss) (1,147,907) (40,194,064) (24,027,431) 1,035,725 (73,796,613)
Net assets $ 11,215,546 $ 214,913,909 $ 353,523,249 $ 22,503,649 $ 1,037,498,774
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 12,262,657 $ 224,041,704 $ 359,992,643 $ 21,228,012 $ 1,016,039,722
‡   Includes securities loaned of $ — $ — $ 272,723 $ 32,787 $ 520,187
^  Cash denominated in foreign currencies, cost $ — $ 32,766 $ 51,285 $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
81
October 31, 2023 NULV NUMG NUMV NUSC
ASSETS
Long-term investments, at value
†‡
$ 1,381,064,586 $ 323,802,081 $ 295,988,103 $ 888,363,495
Investments purchased with collateral from securities lending, at value (cost approximates value) 139,667 1,374,422 284,571 8,664,248
Cash 2,197,100 309,960 520,212 1,123,097
Receivables:
Dividends 2,685,063 31,126 387,085 331,923
Investments sold — — — 3,237,610
Reclaims 48,256 — 2,310 2,682
Securities lending income 1,013 9,445 40 27,845
Other 26,066 5,959 4,474 18,360
Total assets 1,386,161,751 325,532,993 297,186,795 901,769,260
LIABILITIES
Payables:
Collateral from securities lending 139,667 1,374,422 284,571 8,664,248
Investments purchased - regular settlement 2,047,082 — — —
Shares redeemed — — — 3,240,780
Accrued expenses:
Management fees 288,560 84,522 75,188 228,216
Professional fees 7,132 1,684 1,573 4,761
Trustees fees 17,099 4,193 3,761 11,504
Other 26,064 5,959 4,474 18,360
Total liabilities 2,525,604 1,470,780 369,567 12,167,869
Net assets $ 1,383,636,147 $ 324,062,213 $ 296,817,228 $ 889,601,391
Shares outstanding 42,400,000 9,400,000 11,050,000 27,450,000
Net asset value ("NAV") per share $ 32.63 $ 34.47 $ 26.86 $ 32.41
NET ASSETS CONSIST OF:
Paid-in capital 1,624,356,080 425,830,181 368,624,533 1,173,272,045
Total distributable earnings (loss) (240,719,933) (101,767,968) (71,807,305) (283,670,654)
Net assets $ 1,383,636,147 $ 324,062,213 $ 296,817,228 $ 889,601,391
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 1,497,269,367 $ 353,039,887 $ 327,088,655 $ 1,026,310,441
‡   Includes securities loaned of $ 134,683 $ 1,325,408 $ 274,433 $ 8,461,156

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2023 NUDV NUEM NUDM NULC NULG
INVESTMENT INCOME
Dividends $ 304,051 $ 6,652,106 $ 12,084,151 $ 402,949 $ 6,570,785
Interest 905 20,267 20,245 1,542 51,795
Securities lending income, net — 3,095 — 562 29,591
Foreign tax withheld on dividend income (687) (848,556) (1,078,944) (466) (23,903)
Total investment income 304,269 5,826,912 11,025,452 404,587 6,628,268
EXPENSES
Management fees 25,405 773,995 1,020,051 48,041 2,430,094
Professional fees 335 8,265 12,375 845 35,515
Trustees fees 397 7,954 12,337 915 38,171
Other 3 1,775 5 — 1
Total expenses 26,140 791,989 1,044,768 49,801 2,503,781
Net investment income (loss) 278,129 5,034,923 9,980,684 354,786 4,124,487
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (76,205) (13,686,514) (9,418,512) (508,971) (73,845,294)
In-kind redemptions 362,249 344,915 — 1,862,154 141,703,967
Net realized gain (loss) 286,044 (13,341,599) (9,418,512) 1,353,183 67,858,673
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency** (795,812) 29,435,732 30,173,610 245,183 89,994,365
Change in net unrealized appreciation (depreciation) (795,812) 29,435,732 30,173,610 245,183 89,994,365
Net realized and unrealized gain (loss) (509,768) 16,094,133 20,755,098 1,598,366 157,853,038
Net increase (decrease) in net assets from
operations $ (231,639) $ 21,129,056 $ 30,735,782 $ 1,953,152 $ 161,977,525
**
Net of change in foreign capital gains tax $ — $ (231,728) $ — $ — $ —

Statement of Operations
(continued)
See Notes to Financial Statements
83
Year Ended October 31, 2023 NULV NUMG NUMV NUSC
INVESTMENT INCOME
Dividends $ 42,819,428 $ 1,707,551 $ 8,436,884 $ 13,625,832
Interest 83,258 20,244 16,638 73,565
Securities lending income, net 10,721 82,361 111,472 932,696
Foreign tax withheld on dividend income (37,119) — — (6,466)
Total investment income 42,876,288 1,810,156 8,564,994 14,625,627
EXPENSES
Management fees 3,853,469 1,052,382 984,063 2,932,403
Professional fees 55,473 12,902 13,483 36,259
Trustees fees 59,710 13,738 12,984 38,479
Other — — 5 1
Total expenses 3,968,652 1,079,022 1,010,535 3,007,142
Net investment income (loss) 38,907,636 731,134 7,554,459 11,618,485
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (109,491,624) (44,328,701) (45,715,065) (136,400,758)
In-kind redemptions 131,113,068 21,731,206 25,792,765 131,451,295
Net realized gain (loss) 21,621,444 (22,597,495) (19,922,300) (4,949,463)
Change in unrealized appreciation (depreciation) on:
Investments (95,040,172) 22,679,298 (16,157,098) (80,326,221)
Change in net unrealized appreciation (depreciation) (95,040,172) 22,679,298 (16,157,098) (80,326,221)
Net realized and unrealized gain (loss) (73,418,728) 81,803 (36,079,398) (85,275,684)
Net increase (decrease) in net assets from operations $ (34,511,092) $ 812,937 $ (28,524,939) $ (73,657,199)

Statement of Changes in Net Assets
See Notes to Financial Statements

NUDV NUEM
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 278,129 $ 156,574 $ 5,034,923 $ 3,870,048
Net realized gain (loss) 286,044 37,968 (13,341,599) (15,593,661)
Change in net unrealized appreciation (depreciation) (795,812) (418,823) 29,435,732 (51,263,329)
Net increase (decrease) in net assets from operations (231,639) (224,281) 21,129,056 (62,986,942)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (326,285) (151,160) (3,969,620) (3,002,760)
Total distributions (326,285) (151,160) (3,969,620) (3,002,760)
FUND SHARE TRANSACTIONS
Subscriptions 7,139,645 3,470,370 30,858,962 120,707,881
Redemptions (3,598,170) – (10,718,220) –
Net increase (decrease) from Fund share transactions 3,541,475 3,470,370 20,140,742 120,707,881
Net increase (decrease) in net assets 2,983,551 3,094,929 37,300,178 54,718,179
Net assets at the beginning of period 8,231,995 5,137,066 177,613,731 122,895,552
Net assets at the end of period $ 11,215,546 $ 8,231,995 $ 214,913,909 $ 177,613,731

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
85
NUDM NULC
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 9,980,684 $ 6,333,100 $ 354,786 $ 375,641
Net realized gain (loss) (9,418,512) (13,243,494) 1,353,183 229,868
Change in net unrealized appreciation (depreciation) 30,173,610 (52,796,445) 245,183 (6,605,084)
Net increase (decrease) in net assets from operations 30,735,782 (59,706,839) 1,953,152 (5,999,575)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (5,913,680) (7,207,380) (648,635) (1,900,650)
Total distributions (5,913,680) (7,207,380) (648,635) (1,900,650)
FUND SHARE TRANSACTIONS
Subscriptions 60,945,222 173,167,233 4,918,970 2,154,555
Redemptions – – (8,309,095) –
Net increase (decrease) from Fund share transactions 60,945,222 173,167,233 (3,390,125) 2,154,555
Net increase (decrease) in net assets 85,767,324 106,253,014 (2,085,608) (5,745,670)
Net assets at the beginning of period 267,755,925 161,502,911 24,589,257 30,334,927
Net assets at the end of period $ 353,523,249 $ 267,755,925 $ 22,503,649 $ 24,589,257

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
86
NULG NULV
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 4,124,487 $ 3,669,183 $ 38,907,636 $ 29,800,109
Net realized gain (loss) 67,858,673 (8,499,258) 21,621,444 21,678,649
Change in net unrealized appreciation (depreciation) 89,994,365 (275,556,909) (95,040,172) (182,958,927)
Net increase (decrease) in net assets from operations 161,977,525 (280,386,984) (34,511,092) (131,480,169)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (3,194,800) (47,021,850) (32,805,740) (56,331,080)
Total distributions (3,194,800) (47,021,850) (32,805,740) (56,331,080)
FUND SHARE TRANSACTIONS
Subscriptions 597,868,760 236,696,565 723,029,485 970,444,575
Redemptions (512,906,665) (58,409,625) (803,390,155) (427,932,540)
Net increase (decrease) from Fund share transactions 84,962,095 178,286,940 (80,360,670) 542,512,035
Net increase (decrease) in net assets 243,744,820 (149,121,894) (147,677,502) 354,700,786
Net assets at the beginning of period 793,753,954 942,875,848 1,531,313,649 1,176,612,863
Net assets at the end of period $ 1,037,498,774 $ 793,753,954 $ 1,383,636,147 $ 1,531,313,649

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
87
NUMG NUMV
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 731,134 $ 462,327 $ 7,554,459 $ 6,193,280
Net realized gain (loss) (22,597,495) (23,721,600) (19,922,300) 14,382,388
Change in net unrealized appreciation (depreciation) 22,679,298 (120,677,264) (16,157,098) (67,182,054)
Net increase (decrease) in net assets from operations 812,937 (143,936,537) (28,524,939) (46,606,386)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (626,285) (46,745,770) (18,324,390) (18,456,730)
Total distributions (626,285) (46,745,770) (18,324,390) (18,456,730)
FUND SHARE TRANSACTIONS
Subscriptions 141,769,215 144,225,425 141,288,495 112,559,015
Redemptions (130,837,060) (41,476,430) (108,286,065) (13,583,080)
Net increase (decrease) from Fund share transactions 10,932,155 102,748,995 33,002,430 98,975,935
Net increase (decrease) in net assets 11,118,807 (87,933,312) (13,846,899) 33,912,819
Net assets at the beginning of period 312,943,406 400,876,718 310,664,127 276,751,308
Net assets at the end of period $ 324,062,213 $ 312,943,406 $ 296,817,228 $ 310,664,127

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
88
NUSC
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 11,618,485 $ 10,086,932
Net realized gain (loss) (4,949,463) 18,267,752
Change in net unrealized appreciation (depreciation) (80,326,221) (224,243,139)
Net increase (decrease) in net assets from operations (73,657,199) (195,888,455)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (10,372,580) (77,261,695)
Total distributions (10,372,580) (77,261,695)
FUND SHARE TRANSACTIONS
Subscriptions 523,390,850 250,807,675
Redemptions (459,587,365) (174,195,465)
Net increase (decrease) from Fund share transactions 63,803,485 76,612,210
Net increase (decrease) in net assets (20,226,294) (196,537,940)
Net assets at the beginning of period 909,827,685 1,106,365,625
Net assets at the end of period $ 889,601,391 $ 909,827,685

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUDV
10/31/23
$ 23.52 $ 0.65 $ (0.99) $ (0.34) $ (0.61) $ (0.14) $ (0.75) $ 22.43 $ 22.41
10/31/22
25.69 0.62 (2.21) (1.59) (0.58) — (0.58) 23.52 23.52
10/31/21(d)
25.00 0.05 0.64 0.69 — — — 25.69 25.71
NUEM
10/31/23
22.77 0.60 2.10 2.70 (0.48) — (0.48) 24.99 24.95
10/31/22
34.14 0.69 (11.27) (10.58) (0.38) (0.41) (0.79) 22.77 22.71
10/31/21
29.18 0.52 4.86 5.38 (0.42) — (0.42) 34.14 34.15
10/31/20
25.57 0.40 3.75 4.15 (0.54) — (0.54) 29.18 29.37
10/31/19
23.78 0.58 1.70 2.28 (0.49) — (0.49) 25.57 25.71
NUDM
10/31/23
23.49 0.81 2.20 3.01 (0.51) — (0.51) 25.99 26.15
10/31/22
32.30 0.78 (8.26) (7.48) (0.88) (0.45) (1.33) 23.49 23.51
10/31/21
24.33 0.98 7.42 8.40 (0.43) — (0.43) 32.30 32.53
10/31/20
26.74 0.54 (2.03) (1.49) (0.92) — (0.92) 24.33 24.50
10/31/19
24.10 0.75 2.44 3.19 (0.55) — (0.55) 26.74 26.86
NULC
10/31/23
32.79 0.51 2.08 2.59 (0.44) (0.32) (0.76) 34.62 34.62
10/31/22
43.34 0.51 (8.52) (8.01) (0.43) (2.11) (2.54) 32.79 32.82
10/31/21
31.05 0.46 13.25 13.71 (0.48) (0.94) (1.42) 43.34 43.39
10/31/20
28.01 0.53 2.74 3.27 (0.21) (0.02) (0.23) 31.05 30.95
10/31/19(f)
24.96 0.19 2.86 3.05 — — — 28.01 27.99
NULG
10/31/23
49.30 0.24 9.28 9.52 (0.20) — (0.20) 58.62 58.58
10/31/22
71.98 0.25 (19.45) (19.20) (0.14) (3.34) (3.48) 49.30 49.30
10/31/21
49.60 0.07 23.82 23.89 (0.11) (1.40) (1.51) 71.98 72.01
10/31/20
38.97 0.18 10.91 11.09 (0.20) (0.26) (0.46) 49.60 49.54
10/31/19
33.84 0.29 5.96 6.25 (0.24) (0.88) (1.12) 38.97 39.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(e)
Annualized.
(f)
For the period June 3, 2019 (commencement of operations) through October 31, 2019.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
( 1 .59 ) % ( 1 .69 ) % $ 11,216 0 .26% 2 .74% 57%
( 6 .22 ) ( 6 .31 ) 8,232 0 .26 2 .52 76
2 .74 2 .85 5,137 0 .25 (e) 2 .04 (e) 0
11 .80 12 .00 214,914 0 .36 2 .28 71
( 31 .62 ) ( 31 .88 ) 177,614 0 .36 2 .45 63
18 .45 17 .77 122,896 0 .44 1 .49 61
16 .41 16 .47 46,695 0 .45 1 .56 81
9 .68 9 .70 56,255 0 .45 2 .30 53
12 .84 13 .40 353,523 0 .31 2 .94 66
( 24 .17 ) ( 24 .57 ) 267,756 0 .31 2 .93 62
34 .83 34 .73 161,503 0 .39 3 .16 64
( 5 .91 ) ( 5 .67 ) 53,520 0 .40 2 .17 66
13 .71 14 .10 66,853 0 .40 3 .03 57
8 .06 7 .96 22,504 0 .21 1 .48 71
( 19 .57 ) ( 19 .59 ) 24,589 0 .21 1 .39 57
45 .28 45 .91 30,335 0 .20 1 .20 49
11 .71 11 .43 17,079 0 .20 1 .81 61
12 .22 12 .14 8,403 0 .20 (e) 1 .75 (e) 9
19 .36 19 .29 1,037,499 0 .26 0 .42 78
( 27 .90 ) ( 27 .94 ) 793,754 0 .26 0 .44 80
49 .04 49 .29 942,876 0 .34 0 .11 66
28 .66 28 .42 344,703 0 .35 0 .39 86
19 .57 19 .53 83,789 0 .35 0 .82 61

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NULV
10/31/23
$ 34.26 $ 0.87 $ (1.77) $ (0.90) $ (0.73) $ — $ (0.73) $ 32.63 $ 32.59
10/31/22
39.42 0.77 (4.17) (3.40) (0.63) (1.13) (1.76) 34.26 34.30
10/31/21
28.62 0.77 10.50 11.27 (0.47) — (0.47) 39.42 39.44
10/31/20
31.52 0.77 (3.19) (2.42) (0.48) — (0.48) 28.62 28.65
10/31/19
28.75 0.74 3.00 3.74 (0.57) (0.40) (0.97) 31.52 31.52
NUMG
10/31/23
34.39 0.08 0.06 0.14 (0.06) — (0.06) 34.47 34.45
10/31/22
57.68 0.05 (17.07) (17.02) (0.01) (6.26) (6.27) 34.39 34.42
10/31/21
42.94 (0.03) 16.66 16.63 (0.02) (1.87) (1.89) 57.68 57.71
10/31/20
33.26 0.03 9.75 9.78 (0.10) — (0.10) 42.94 42.83
10/31/19
29.93 0.06 4.62 4.68 (0.06) (1.29) (1.35) 33.26 33.32
NUMV
10/31/23
31.07 0.68 (3.17) (2.49) (0.64) (1.08) (1.72) 26.86 26.84
10/31/22
38.44 0.68 (5.61) (4.93) (0.48) (1.96) (2.44) 31.07 31.10
10/31/21
25.64 0.54 12.68 13.22 (0.42) — (0.42) 38.44 38.50
10/31/20
29.50 0.57 (3.71) (3.14) (0.72) — (0.72) 25.64 25.67
10/31/19
27.04 0.64 2.78 3.42 (0.62) (0.34) (0.96) 29.50 29.57
NUSC
10/31/23
35.54 0.43 (3.16) (2.73) (0.40) — (0.40) 32.41 32.40
10/31/22
45.25 0.37 (7.12) (6.75) (0.32) (2.64) (2.96) 35.54 35.58
10/31/21
30.68 0.36 14.41 14.77 (0.20) — (0.20) 45.25 45.27
10/31/20
29.65 0.28 1.03 1.31 (0.28) — (0.28) 30.68 30.74
10/31/19
28.23 0.34 2.06 2.40 (0.27) (0.71) (0.98) 29.65 29.70
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
( 2 .73 ) % ( 2 .98 ) % $ 1,383,636 0 .26% 2 .52% 61%
( 9 .09 ) ( 9 .03 ) 1,531,314 0 .26 2 .15 68
39 .68 39 .63 1,176,613 0 .34 2 .13 59
( 7 .87 ) ( 7 .78 ) 535,228 0 .35 2 .63 38
13 .80 13 .59 94,569 0 .35 2 .51 66
0 .43 0 .27 324,062 0 .31 0 .21 100
( 32 .50 ) ( 32 .48 ) 312,943 0 .31 0 .13 84
39 .51 39 .92 400,877 0 .39 ( 0 .06 ) 83
29 .43 28 .90 193,216 0 .40 0 .08 94
16 .93 16 .41 53,222 0 .40 0 .19 67
( 8 .58 ) ( 8 .76 ) 296,817 0 .31 2 .30 77
( 13 .71 ) ( 13 .76 ) 310,664 0 .31 2 .02 77
51 .97 52 .06 276,751 0 .39 1 .57 67
( 10 .98 ) ( 11 .11 ) 119,241 0 .40 2 .25 72
13 .51 13 .57 54,573 0 .40 2 .31 70
( 7 .77 ) ( 7 .89 ) 889,601 0 .31 1 .19 62
( 15 .68 ) ( 15 .63 ) 909,828 0 .31 0 .99 71
48 .28 48 .03 1,106,366 0 .39 0 .85 60
4 .40 4 .44 369,634 0 .40 0 .98 54
9 .24 9 .26 167,515 0 .40 1 .17 32

Notes to Financial Statements

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging Markets
Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-
Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF
(NUMV) and Nuveen ESG Small-Cap ETF (NUSC) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the
“Exchange”).
Current Fiscal Period:
The end of the reporting period for the Funds is October 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC
(the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Notes to Financial Statements
(continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
NUEM Value
% of
Net Assets
Country:
China $ 65,942,272 30.7%
India 35,145,115 16.4
Taiwan 31,211,009 14.5
South Korea 25,069,935 11.7
Brazil 10,566,831 4.9
Saudi Arabia 9,536,641 4.4
South Africa 6,205,894 2.9
Mexico 5,337,965 2.5
Thailand 4,084,234 1.9
Indonesia 3,999,815 1.9
Other 17,877,249 8.2
Total non-U.S. Securities $214,976,960 100.0%
NUDM Value
% of
Net Assets
Country:
Japan $ 80,751,838 22.8%
United Kingdom 52,679,627 14.9
France 40,746,135 11.5
Switzerland 34,842,329 9.9
Australia 26,188,712 7.4
Germany 25,797,881 7.3
Denmark 12,504,540 3.5
Spain 12,195,940 3.5
Netherlands 11,383,502 3.2
Italy 10,484,096 3.0
Other 44,004,723 12.5
Total non-U.S. Securities $351,579,323 99.5%

3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes tile market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,176,009 $ – $ – $ 11,176,009
Total $ 11,176,009 $ – $ – $ 11,176,009
a
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 211,360,221 $ 3,616,439 $ 5* $ 214,976,665
Corporate Bonds – 295 – 295
Total $ 211,360,221 $ 3,616,734 $ 5 $ 214,976,960
a

Notes to Financial Statements
(continued)
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 351,705,885 $ – $ –** $ 351,705,885
Investments Purchased with Collateral from Securities
Lending 293,935 – – 293,935
Total $ 351,999,820 $ – $ – $ 351,999,820
a
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 22,458,454 $ – $ – $ 22,458,454
Investments Purchased with Collateral from Securities
Lending 34,355 – – 34,355
Total $ 22,492,809 $ – $ – $ 22,492,809
a
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,037,111,413 $ – $ – $ 1,037,111,413
Investments Purchased with Collateral from Securities
Lending 539,429 – – 539,429
Total $ 1,037,650,842 $ – $ – $ 1,037,650,842
a
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,381,064,586 $ – $ – $ 1,381,064,586
Investments Purchased with Collateral from Securities
Lending 139,667 – – 139,667
Total $ 1,381,204,253 $ – $ – $ 1,381,204,253
a
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 323,802,081 $ – $ – $ 323,802,081
Investments Purchased with Collateral from Securities
Lending 1,374,422 – – 1,374,422
Total $ 325,176,503 $ – $ – $ 325,176,503
a
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 295,988,103 $ – $ – $ 295,988,103
Investments Purchased with Collateral from Securities
Lending 284,571 – – 284,571
Total $ 296,272,674 $ – $ – $ 296,272,674
a
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 886,787,052 $ 1,494,484 $ – $ 888,281,536
Common Stock Rights – – 81,959* 81,959
Investments Purchased with Collateral from Securities
Lending 8,664,248 – – 8,664,248
Total $ 895,451,300 $ 1,494,484 $ 81,959 $ 897,027,743
a
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.

4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUDM Common Stocks $272,723 $293,935
NULC Common Stocks $32,787 $34,355
NULG Common Stocks $520,187 $539,429
NULV Common Stocks $134,683 $139,667
NUMG Common Stocks $1,325,408 $1,374,422
NUMV Common Stocks $274,433 $284,571
NUSC Common Stocks $8,461,156 $8,664,248
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
NUDV $ 5,758,152 $ 5,809,356
NUEM 172,093,098 154,266,700
NUDM 227,955,912 221,700,906
NULC 17,185,459 17,051,322
NULG 773,449,208 754,754,955
NULV 959,439,152 941,926,845
NUMG 354,701,211 348,200,068
NUMV 252,046,538 261,911,140
NUSC 650,976,334 602,301,617

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
Fund
In-Kind
Purchases
In-Kind
Sales
NUDV $ 7,122,577 $ 3,588,104
NUEM 4,443,279 1,531,376
NUDM 57,992,679 —
NULC 4,936,903 8,391,919
NULG 597,017,966 512,993,544
NULV 740,382,201 831,329,058
NUMG 141,518,039 130,563,654
NUMV 141,026,197 108,665,374
NUSC 520,939,508 460,984,255

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions.  Temporary differences do not require reclassification.  As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in passive foreign investment companies, redemptions in-kind, and return of capital and long-term capital gain distributions received from portfolio investments.  Temporary and permanent differences have no impact on a Fund's net assets.
NUDV NUEM
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 300,000 $7,139,645 150,000 $3,470,370 1,200,000 $30,858,962 4,200,000 $120,707,881
Redemptions (150,000) (3,598,170) – – (400,000) (10,718,220) – –
Net increase (decrease) 150,000 $3,541,475 150,000 $3,470,370 800,000 $20,140,742 4,200,000 $120,707,881
NUDM NULC
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 2,200,000 $60,945,222 6,400,000 $173,167,233 150,000 $4,918,970 50,000 $2,154,555
Redemptions – – – – (250,000) (8,309,095) – –
Net increase (decrease) 2,200,000 $60,945,222 6,400,000 $173,167,233 (100,000) $(3,390,125) 50,000 $2,154,555
NULG NULV
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 10,450,000 $597,868,760 3,950,000 $236,696,565 20,750,000 $723,029,485 26,850,000 $970,444,575
Redemptions (8,850,000) (512,906,665) (950,000) (58,409,625) (23,050,000) (803,390,155) (12,000,000) (427,932,540)
Net increase (decrease) 1,600,000 $84,962,095 3,000,000 $178,286,940 (2,300,000) $(80,360,670) 14,850,000 $542,512,035
NUMG NUMV
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 3,800,000 $141,769,215 3,250,000 $144,225,425 4,800,000 $141,288,495 3,200,000 $112,559,015
Redemptions (3,500,000) (130,837,060) (1,100,000) (41,476,430) (3,750,000) (108,286,065) (400,000) (13,583,080)
Net increase (decrease) 300,000 $10,932,155 2,150,000 $102,748,995 1,050,000 $33,002,430 2,800,000 $98,975,935
NUSC
Year Ended
10/31/23
Year Ended
10/31/22
Shares Amount Shares Amount
Subscriptions 14,550,000 $523,390,850 6,100,000 $250,807,675
Redemptions (12,700,000) (459,587,365) (4,950,000) (174,195,465)
Net increase (decrease) 1,850,000 $63,803,485 1,150,000 $76,612,210

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUDV $ 12,318,314 $ 241,205 $ (1,383,510) $ (1,142,305)
NUEM 228,384,736 12,695,228 (26,103,004) (13,407,776)
NUDM 363,316,457 20,262,597 (31,579,234) (11,316,637)
NULC 21,366,715 2,887,205 (1,761,111) 1,126,094
NULG 1,042,329,420 80,946,030 (85,624,608) (4,678,578)
NULV 1,511,480,498 28,708,649 (158,984,894) (130,276,245)
NUMG 357,765,286 13,438,910 (46,027,693) (32,588,783)
NUMV 330,072,440 11,219,170 (45,018,936) (33,799,766)
NUSC 1,057,519,664 44,594,482 (205,086,403) (160,491,921)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUDV
$ 18,474 $ — $ (1,142,305) $ (24,076) $ — $ — $ (1,147,907)
NUEM
4,358,021 — (13,640,002) (30,912,083) — — (40,194,064)
NUDM
11,342,358 — (11,339,660) (24,030,129) — — (24,027,431)
NULC
276,660 — 1,126,094 (367,029) — — 1,035,725
NULG
3,287,234 — (4,678,578) (72,405,269) — — (73,796,613)
NULV
31,936,836 — (130,276,245) (142,380,524) — — (240,719,933)
NUMG
484,934 — (32,588,783) (69,664,119) — — (101,767,968)
NUMV
5,529,795 — (33,799,766) (43,537,334) — — (71,807,305)
NUSC
7,792,023 — (160,491,921) (130,970,756) — — (283,670,654)
10/31/23 10/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NUDV
$ 326,285 $ — $ 151,160 $ —
NUEM
3,969,620 — 2,832,518 170,242
NUDM
5,913,680 — 7,207,380 —
NULC
376,232 272,403 1,437,598 463,052
NULG
3,194,800 — 35,573,661 11,448,189
NULV
32,805,740 — 53,950,099 2,380,981
NUMG
626,285 — 31,850,426 14,895,344
NUMV
7,063,580 11,260,810 15,283,065 3,173,665
NUSC
10,372,580 — 58,056,628 19,205,067

As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund
Short-Term Long-Term Total
NUDV
$ — $ 24,076 $ 24,076
NUEM
1
21,168,556 9,743,527 30,912,083
NUDM
1
13,264,626 10,765,503 24,030,129
NULC
91,524 275,505 367,029
NULG
50,827,171 21,578,098 72,405,269
NULV
94,751,198 47,629,326 142,380,524
NUMG
46,927,534 22,736,585 69,664,119
NUMV
25,765,934 17,771,400 43,537,334
NUSC
57,317,169 73,653,587 130,970,756
1
A portion of NUEM's and NUDM's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Fund Management Fee
NUDV 0.25%
NUEM 0.35
NUDM 0.30
NULC 0.20
NULG 0.25
NULV 0.25
NUMG 0.30
NUMV 0.30
NUSC 0.30

Notes to Financial Statements
(continued)
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Fund Purchases Sales
Realized Gain
(Loss)
NUDV $ — $ — $ —
NUEM — — —
NUDM — — —
NULC — — —
NULG 29,937,991 41,306,510 (2,868,679)
NULV 39,865,744 18,954,995 (3,681,042)
NUMG 7,850,398 18,684,795 (3,842,177)
NUMV 19,566,563 12,828,116 (5,523,941)
NUSC 8,792,379 1,267,775 41,472

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NUDV $ —
NUEM —
NUDM —
NULC 272,403
NULG —
NULV —
NUMG —
NUMV 11,260,810
NUSC —
Fund Percentage
NUDV
100 .0%
NUEM
0 .6
NUDM
–
NULC
100 .0
NULG
100 .0
NULV
100 .0
NUMG
100 .0
NUMV
91 .4
NUSC
100 .0
Fund Percentage
NUDV
100 .0%
NUEM
49 .8
NUDM
100 .0
NULC
100 .0
NULG
100 .0
NULV
100 .0
NUMG
100 .0
NUMV
100 .0
NUSC
100 .0

Important Tax Information
(Unaudited) (continued)
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
NUDV
$ — $ — $ — $ —
NUEM
4,920,822 0.57219 846,323 0.09841
NUDM
10,020,034 0.73677 854,928 0.06286
NULC
— — — —
NULG
— — — —
NULV
— — — —
NUMG
— — — —
NUMV
— — — —
NUSC
— — — —

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUDV NUEM
Year Ended October 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
Greater than 3.00% - - 1 0.4%
1.01% to 3.00% - - 47 18.7%
0.51% to 1.00% - - 48 19.1%
0.26% to 0.50% - - 42 16.7%
0.00% to 0.25% 94 37.5% 30 11.9%
(0.01)% to (0.25)% 157 62.5% 31 12.4%
(0.26)% to (0.50)% - - 25 10.0%
(0.51)% to (1.00)% - - 23 9.2%
(1.01)% to (3.00)% - - 4 1.6%
251 100% 251 100%
NUDM NULC
Year Ended October 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 8 3.2% - -
0.51% to 1.00% 61 24.3% - -
0.26% to 0.50% 48 19.1% - -
0.00% to 0.25% 53 21.1% 48 19.1%
(0.01)% to (0.25)% 42 16.7% 203 80.9%
(0.26)% to (0.50)% 23 9.2% - -
(0.51)% to (1.00)% 14 5.6% - -
(1.01)% to (3.00)% 2 0.8% - -
251 100% 251 100%

Additional Fund Information
(Unaudited) (continued)
NULG NULV
Year Ended October 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 200 79.7% 122 48.6%
(0.01)% to (0.25)% 51 20.3% 129 51.4%
251 100% 251 100%
NUMG NUMV
Year Ended October 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 88 35.1% 94 37.5%
(0.01)% to (0.25)% 163 64.9% 157 62.5%
251 100% 251 100%
NUSC
Year Ended October 31, 2023 Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 159 63.3%
(0.01)% to (0.25)% 92 36.7%
251 100%
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
109
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares
ETF Trust, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Teachers Advisors, LLC (the “Sub-Adviser”) pursuant to which the
Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible.
The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board.
The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, information relating to the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the

Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the
Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, fund performance over various time periods. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance
(including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the
Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board generally considered fund performance in comparison to the performance of certain peer funds and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the peer group, the investment objective(s), strategies and other characteristics of the peers in the peer group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a peer group compared to the applicable
Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index)
as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information.
The Board noted that each Fund, a Nuveen exchange-traded fund (“ETF”), is designed to track the performance of a specified index (an “Underlying
Index”; each Fund is an “Index ETF”). In its review, the Board received and reviewed performance information including, among other things, the net asset value performance of each Fund over the quarter, one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 (or for such shorter periods available to the extent a Fund was not in existence during such periods). The Board also considered, among other things, each Fund’s performance in comparison to the performance of its Underlying Index and a broad-based index from which the Underlying Index is generally derived, underlying factors that attributed to the Fund’s performance, and the Fund’s tracking error and relative return compared to its
Underlying Index and certain peer rankings (the peer funds upon which such peer rankings are based are referred to collectively as the “Performance
Peer Group”). However, given each Fund’s investment objective of seeking investment results that correspond generally to the performance of its Underlying Index, the Board recognized that the extent to which a Fund tracked its benchmark was of greater relevance in assessing the performance for the Fund and therefore placed more emphasis on the tracking error and correlation data.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in 2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or peer group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
For Nuveen ESG Dividend ETF (the “Dividend Fund”), the Board considered, among other things, the performance of the Fund and its Underlying
Index for the one-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for such periods. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. The Board, however, noted that the performance history was too short for a meaningful assessment of performance, and management deserved additional time to develop a performance record.
For Nuveen ESG Emerging Markets Equity ETF (the “Emerging Markets Fund”), the Board considered, among other things, the performance of the
Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and second quartile for the five-year period ended December 31, 2022. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended
March 31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG International Developed Markets Equity ETF (the “International Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance
Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended December 31, 2022.
The Fund also ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended March 31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Large-Cap ETF (the “Large-Cap Fund”), the Board considered, among other things, the performance of the Fund and its
Underlying Index for the one- and three-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error as compared to its
Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-
year periods ended December 31, 2022. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund ranked in the third quartile for the three-year period ended March 31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Large-Cap Growth ETF (the “Large-Cap Growth Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the first quartile of its Performance Peer Group for such periods. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Large-Cap Value ETF (the “Large-Cap Value Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile for the one-year period ended December 31,
2022. In addition, the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31,
2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data.
The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Mid-Cap Growth ETF (the “Mid-Cap Growth Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and March 31, 2023 and second quartile for the five-year periods ended December 31, 2022 and
March 31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Mid-Cap Value ETF (the “Mid-Cap Value Fund”), the Board considered, among other things, the performance of the Fund and its
Underlying Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2022, the Fund ranked in the third quartile for the three- and five-year periods ended December 31, 2022.

Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2023, the Fund ranked in the third quartile for the five-year period ended March 31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Small-Cap ETF (the “Small-Cap Fund”), the Board considered, among other things, the performance of the Fund and its Underlying
Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its
Underlying Index as of such dates. The Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-
year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the third quartile for the three-year periods ended December 31,
2022 and March 31, 2023 and first quartile for the five-year periods ended December 31, 2022 and March 31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also generally considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). The Board, however, recognized that the Nuveen ETFs pay the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Nuveen ETFs, subject to certain exceptions. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of each Nuveen
ETF, the Independent Board Members reviewed, among other things, the unified management fee compared to the gross and net management fees of a group of comparable funds (the “Peer Group”) established by Broadridge, as well as the Nuveen ETF’s net total expense ratio compared to the net total expense ratio of its respective Peer Group. In addition, the Independent Board Members reviewed the methodology Broadridge employed to establish the Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund. The Independent Board Members noted that the contractual management fees of certain Nuveen
ETFs, including the Emerging Markets Fund, the International Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Mid-Cap
Growth Fund, the Mid-Cap Value Fund and the Small-Cap Fund, were reduced effective in September 2021.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Emerging Markets Fund, the
International Fund and the Large-Cap Value Fund, and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the
Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Independent Board Members noted that (a) the Dividend Fund, the Large-Cap Growth Fund and the Mid-Cap Value Fund each had a management fee and a net total expense ratio that were below the respective peer averages; (b) the Large-Cap Fund and the Mid-Cap
Growth Fund each had a management fee and a net total expense ratio that were in line with the respective peer averages; (c) the Small-
Cap Fund had a management fee that was in line with the peer average and a net total expense ratio that was below the peer average; (d)
the Emerging Markets Fund and the International Fund each had a management fee and a net total expense ratio that were higher than the respective peer averages; and (e) the Large-Cap Value Fund had a management fee and a net total expense ratio that were slightly higher than the respective peer average. Notwithstanding the foregoing with respect to the Emerging Markets Fund and the Large-Cap
Value Fund, the Independent Board Members recognized that each such Fund’s unified management fee was reduced in September
2021, each such Fund’s net total expense ratio was lower in its last fiscal year than it had been in the preceding fiscal year, and changes in the composition of each such Fund’s peer set caused the average net total expense ratio of the peer set to decrease. In addition, notwithstanding the foregoing with respect to the International Fund, the Independent Board Members recognized that such Fund’s unified management fee was reduced in September 2021 and such Fund’s net total expense ratio was lower in its last fiscal year than it had been in the preceding fiscal year.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include: foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser;
and certain funds advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain additional ETFs sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for foreign investment companies and ETFs offered by Nuveen. In addition, the Board reviewed the management fees and expense ratios of certain funds advised by the Sub-Adviser in the TIAA-CREF family of funds.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to various other clients as well as differences in, among other things, regulatory requirements contribute to the variations in the fee schedules. In this regard, the Board noted that differences in the client base, governing bodies, distribution jurisdiction and operational complexities would contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Index ETFs
(including the Funds) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net operating income for its advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub-advises for the 2022 and 2021 calendar years.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the
Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that, with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board recognized that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Independent Board
Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Independent
Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a competitive fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Independent
Board Members further recognized that the Nuveen ETFs do not participate in the complex-level fee programs.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders. Further, with respect to the Nuveen ETFs, the Board concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
132
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
132
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
132

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); President (since
2023) and Member (since 2020) of the Board of Directors, Jewish
Coalition Against Domestic Abuse (JCADA).
132
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
132
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
132
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
132

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
132
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
132
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
132
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan M. Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2019 Managing Director (since 2017), formerly Vice President (2016-2017), Head of
Product Management and Development, ETFs, Nuveen Securities, LLC; Director,
Guggenheim Funds Distributors (2013-2016).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen (since 2022); formerly,
Vice President (2014-2022), Chief Compliance Officer and Anti-Money Laundering
Compliance Officer(2017-2022), Deputy Chief Compliance Officer (2014-2017) of
BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2023); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen (since 2023); Vice
President, Associate General Counsel and Assistant Secretary (since 2023) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly
Corporate Counsel of Franklin Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2021); Managing Director (since 2021) and
Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing Director
(since 2019, formerly, Vice President and Director), Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing Director
(since 2018), formerly, Vice President and Director, Associate General Counsel
and Assistant Secretary of Teachers Insurance and Annuity Association of America,
Teacher Advisors LLC and TIAA-CREF Investment Management, LLC; Managing
Director (since 2022), formerly, Vice President (2017-2022), Associate General
Counsel and Assistant Secretary (since 2011) of Nuveen Alternative Advisors LLC;
General Counsel and Assistant Secretary of Covariance Capital Management, Inc.
(2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since 2023)
and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Senior
Managing Director (2017-2023) and Associate General Counsel (2011-2020);
Executive Vice President (since 2021) and Secretary (since 2023) of Teachers
Advisors, LLC, formerly, General Counsel and Assistant Secretary (2021-2023);
Executive Vice President (since 2017) and Secretary (since 2023) of TIAA-CREF
Investment Management, LLC, formerly General Counsel and Assistant Secretary
(2017-2023); formerly, Vice President (2007-2021) and Secretary (2016-2021),
of NWQ Investment Management Company, LLC and Santa Barbara Asset
Management, LLC; Vice President and Secretary of Winslow Capital Management,
LLC (since 2010); Executive Vice President (since 2023) and Secretary (since
2016) of Nuveen Alternative Investments, LLC, formerly Senior Managing Director
(2017-2023).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Senior Managing Director of Teachers Advisors, LLC
(since 2021) and TIAA-CREF Investment Management, LLC (since 2016); Principal
Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the
TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1
and the Principal Financial Officer, Principal Accounting Officer (since 2020) and
Treasurer (since 2017) to the CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023) and Nuveen Asset Management,
LLC(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NAN-NSESG-1023P 3241315-INV-Y-12/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
October 31, 2023
Annual
Report
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Dividend Growth ETF
NYSE Arca NDVG
Nuveen Growth Opportunities ETF
NYSE Arca NUGO
Nuveen Small Cap Select ETF
NYSE Arca NSCS
Nuveen Winslow Large-Cap Growth ESG ETF
NYSE Arca NWLG

2
Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations 9
About the Funds’ Benchmarks 10
Fund Performance, Expense Ratios and Holdings Summaries 11
Expense Examples 20
Report of Independent Registered Public Accounting Firm 22
Portfolios of Investments 24
Statement of Assets and Liabilities 34
Statement of Operations 35
Statement of Changes in Net Assets 36
Financial Highlights 38
Notes to Financial Statements 40
Important Tax Information 46
Additional Fund Information 47
Glossary of Terms Used in this Report 49
Liquidity Risk Management Program 50
Annual Investment Management Agreement Approval Process 51
Trustees and Officers 58

Chair’s Letter
to Shareholders
3
Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
as of November 2023, with pauses in June 2023, September 2023 and November 2023. But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. By year-end, the “most predicted recession” had yet to materialize in the U.S., while U.K. and European economic growth was just beginning to show signs of stagnation or decline. U.S. gross domestic product rose 5.2% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
December 22, 2023

4
Important Notices
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Portfolio Manager Update for Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Effective March 21, 2023, Steven Hamill, CFA, Senior Managing Director and Portfolio Manager, has been added as a portfolio manager. There were no other changes to the portfolio management of the Fund during the reporting period.
Events that Occurred Subsequent to the Reporting Period
Nuveen Growth Opportunities ETF (NUGO) Transitions from Semi-Transparent to Fully Transparent
Effective November 1, 2023, NUGO completed its transition from semi-transparent to fully transparent. Semi-transparent ETFs disclose their full portfolio of securities monthly while fully transparent ETFs disclose their full portfolio of securities each day. There were no significant changes to NUGO’s investment process or philosophy as a result of this transition. However, moving to fully transparent will allow the portfolio managers to invest in security types that were otherwise prohibited under the semi-transparent structure. This provides the portfolio management team greater flexibility in executing their strategy and meeting the investment objective. For additional information regarding the unique attributes and risks of this ETF, please refer to the Fund’s prospectus and/
or statement of additional information at https://www.nuveen.com/en-us/exchange-traded-funds.

Portfolio Managers’
Comments
5
Nuveen Dividend Growth ETF (NDVG)
Nuveen Growth Opportunities ETF (NUGO)
Nuveen Small Cap Select ETF (NSCS)
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
The Nuveen Dividend Growth ETF (NDVG), Nuveen Growth Opportunities ETF (NUGO) and Nuveen Small Cap Select ETF (NSCS)
feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’
investment adviser. Portfolio managers for NDVG include David Park, CFA, and David Chalupnik, CFA. Portfolio managers for
NUGO include Karen Hiatt, CFA, and Terrence Kontos, CFA. Gregory Ryan, CFA, and Jon Loth, CFA, are the portfolio managers for
NSCS. The Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) features portfolio management by Winslow Capital Management,
LLC (“Winslow Capital”), an affiliate of Nuveen Fund Advisors, LLC, the Fund’s investment adviser. Justin Kelly, CFA, Patrick Burton,
CFA, Stephan Petersen and Steven Hamill, CFA, are the portfolio managers for NWLG.
Effective March 21, 2023, Steven Hamill, Senior Managing Director, Portfolio Manager and Analyst at Winslow Capital Management,
LLC, was added as a portfolio manager of the Nuveen Winslow Large-Cap Growth ESG ETF (NWLG). Justin Kelly, Patrick Burton and
Stephan Petersen continue to serve as portfolio managers for the Fund.
Here the portfolio management teams discuss U.S. economic and financial market conditions, key investment strategies and the Funds’ performance for the twelve-month reporting period ended October 31, 2023. For more information on the Funds’
investment objectives, policies and characteristics on actively managed, semi-transparent ETFs, please refer to each Fund’s prospectus.
What factors affected the U.S. economy and market conditions during the twelve-month reporting period ended October 31,
2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended October 31, 2023. Gross domestic product accelerated sharply in third quarter of 2023 to an annualized rate of 5.2%, according to the U.S. Bureau of Economic Analysis second estimate, up from 2.1% in the second quarter of 2023.
By comparison, GDP grew 2.1% in 2022 overall. Early in the reporting period, inflation had risen sharply because of supply chain disruptions and high food and energy prices, the Russia-Ukraine war and China’s zero-COVID restrictions (lifted in December 2022).
Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the
U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies.
Nevertheless, during the reporting period inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate six times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023 and voting to hold it at that level at its next two meetings held near the end of the reporting period. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets, given the uncertainty of how rising interest rates would affect the economy. One of the most highly visible impacts occurred in the U.S. regional banking sector in March 2023, when
Silicon Valley Bank, Signature Bank, First Republic Bank and Silvergate Bank failed. In the same month, Swiss bank UBS agreed to buy Credit Suisse, which was considered vulnerable in the current environment. The Fed’s monetary tightening policy also contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of October 2023, the unemployment rate was 3.9%, rising from its pre-
pandemic low, with monthly job growth continuing to moderate. The strong labor market and wage gains helped the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
During the reporting period, investors also continued to monitor government funding and deficits. The U.S. government avoided a default scenario after approving an increase to the debt ceiling limit in June 2023. At the same time, the potential for a government shutdown loomed but was ultimately avoided with funding resolutions passed in September 2023 and, subsequent to the close of the reporting period, November 2023. Notably, in August 2023, rating agency Fitch downgraded U.S. debt from AAA to AA+ based on concerns about the U.S.’s growing fiscal debt and reduced confidence in fiscal management.

Portfolio Managers’ Comments
(continued)
6
Equity markets experienced strong growth during the reporting period. Although the Fed continued to raise interest rates, investors started to factor in a nearer-term end to the tightening cycle. The longer duration of growth equities’ free cash flow generation positioned them as key beneficiaries of interest rate stabilization. In addition, growth equities benefited from attractive starting point valuations after the market sell-off in 2022, a renewed focus on corporate spending efficiency and enthusiasm for generative artificial intelligence’s (AI) ability to drive innovation and productivity gains.
Nuveen Dividend Growth ETF (NDVG)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
NDVG seeks an attractive total return comprised of income from dividends and long-term capital appreciation focusing on high quality, mid- to large-cap companies with the potential for sustainable dividend growth. NDVG is an actively managed, semi-
transparent ETF, which offers investors an additional vehicle to access the firm’s equity capabilities, while maintaining the potential benefits of the traditional ETF structure, including tax-efficiency and daily liquidity. Investment decisions are actively made by portfolio managers with the goal of outperforming the benchmark index.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
NDVG significantly underperformed the S&P 500® Index during the twelve-month reporting period ended October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the S&P 500® Index.
During the reporting period, a narrow group of more volatile and non-dividend paying companies significantly outperformed the S&P 500® Index, particularly in the information technology and communication services sectors. This created a performance headwind for the Fund, which remained focused on investing in higher quality companies with the potential for dividend growth and maintaining a lower risk profile versus the S&P 500® Index. The largest detractor from the Fund’s relative performance during the reporting period was security selection in the information technology sector. In particular, the Fund’s lack of exposure to chipmaker
NVIDIA Corporation detracted. NVIDIA was the top-performing stock in the sector and represents a large weight in the benchmark.
NVIDIA does not meet the Fund’s investment criteria given the company’s lack of dividend growth and its volatility above the Fund’s typical range.
Additionally, the Fund’s underweight to the communication services sector detracted from relative performance, particularly the
Fund’s lack of exposure to Meta Platforms Inc., the top-performing stock in the sector and another large weight in the benchmark.
The company pays no dividend and therefore does not meet the Fund’s investment criteria.
Security selection also detracted in the financials sector, including a position in financial services provider Charles Schwab
Corporation. The stock underperformed because of concerns surrounding the company’s profitability and earnings as clients moved money into higher-yielding offerings. Investors also worried about the impact higher interest rates would have on funding costs and unrealized losses in the company’s securities portfolio. Charles Schwab is still held in the portfolio because recent signs point to an end of the Fed’s interest rate hiking campaign, which may dispel some of these pressures.
Partially offsetting the Fund’s underperformance was security selection in the industrials sector, led by a position in Eaton
Corporation, a manufacturer of power management solutions for a broad array of end markets. The company is benefiting from pricing and productivity initiatives as recent financial results exceeded estimates for organic revenue, operating margin, and adjusted earnings per share. Eaton also continues to experience robust end-market growth for its electrical business, with management raising 2023 guidance based on the company’s substantial backlog growth and new business wins. The Fund continued to maintain a position in Eaton.
Nuveen Growth Opportunities ETF (NUGO)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
NUGO seeks long-term capital appreciation through a concentrated growth portfolio that primarily invests in high-quality U.S.
companies with market capitalizations of at least $1 billion that exhibit potential for attractive earnings growth, strong relative valuation, attractive cash flows, and significant long-term returns. NUGO is an actively managed, semi-transparent ETF, which offers investors an additional vehicle to access the firm’s equity capabilities, while maintaining the potential benefits of the traditional ETF structure, including tax-efficiency and daily liquidity. Investment decisions are actively made by portfolio managers with the goal of outperforming the benchmark index.

7
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
NUGO significantly outperformed the Russell 1000® Growth Index during the twelve-month reporting period ended October 31,
2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 1000®
Growth Index.
The Fund’s outperformance was driven by security selection in the information technology sector, led by a position in chipmaker
NVIDIA Corporation, the top-performing stock in the sector and an overweight in the Fund. NVIDIA shares advanced after the company reported several consecutive quarters of earnings that significantly exceeded consensus expectations, largely fueled by the demand for generative artificial intelligence (AI). The data center industry has benefited from significant infrastructure investment in recent years, leading NVIDIA’s management to issue a strong growth outlook beyond 2023. The Fund continues to own NVIDIA.
Also in the technology sector, global semiconductor and software infrastructure company Broadcom Inc. contributed to relative performance during the reporting period. Broadcom’s management team provided a favorable update on its investment in AI and announced a new multibillion-dollar agreement with Apple Inc. The Fund maintains a position in Broadcom.
The Fund’s relative performance was also aided by security selection in the health care sector, led by pharmaceutical company
Horizon Therapeutics Plc. In December 2022, the company agreed to be acquired by Amgen Inc. for a substantial premium to its price prior to the merger rumors, causing the stock price to increase. Following the stock advance, the Fund exited Horizon
Therapeutics. Additionally, within the health care sector, the Fund benefited from its emphasis on the accelerating demand for the new glucagon-like peptide 1 (GLP-1) obesity drugs through its ongoing investments in Eli Lilly and Company and Novo Nordisk A/S.
While security selection in the health care sector contributed to relative performance overall, an overweight to the sector served to partially offset strong selection. In addition, an overweight to the weaker-performing energy sector also detracted from relative performance.
Nuveen Small Cap Select ETF (NSCS)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
NSCS seeks to provide capital appreciation through buying companies trading at a discount to their intrinsic value only when a forthcoming catalyst is apparent. NSCS is an actively managed, semi-transparent ETF, which offers investors an additional vehicle to access the firm’s equity capabilities, while maintaining the potential benefits of the traditional ETF structure, including tax-efficiency and daily liquidity. Investment decisions are actively made by portfolio managers with the goal of outperforming the benchmark index.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
NSCS significantly outperformed the Russell 2000® Index during the twelve-month reporting period ended October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2000® Index.
The Fund’s relative performance was driven by favorable security selection in the industrials sector, led by Kratos Defense & Security
Solutions, Inc., a producer of unmanned aerial drones and satellite communications systems. Kratos Defense & Security shares were driven higher as the company provided a solid fourth-quarter earnings report that included strong earnings growth, healthy guidance for 2023, and strong demand for its products. The Fund continues to maintain this position. Also in the industrials sector,
Comfort Systems USA, Inc., an electrical, heating, ventilation, and air conditioner contractor, contributed to relative performance.
The company benefited from inflation and reshoring, which have led to strong order and backlog trends. The company is seeing notable growth from manufacturing and datacenter construction projects and posted several quarterly earnings beats and increased guidance. The Fund continues to hold a position in Comfort Systems.
Security selection in the health care, financials, and consumer staples sectors also contributed to relative performance. A top contributor in the consumer staples sector was protein product maker BellRing Brands Inc. The company is experiencing strong consumption growth across its product lines, with total distribution reaching all-time highs during the reporting period. BellRing’s products are also benefiting from synergies gained from the growing usage of glucagon-like peptide 1 (GLP-1) obesity drugs in
2023. The Fund continues to own BellRing Brands.
Partially offsetting the Fund’s outperformance was unfavorable security selection in the consumer discretionary and information technology sectors. The Fund’s most notable detractor was technology company Impinj, Inc., a manufacturer of radio frequency

Portfolio Managers’ Comments
(continued)
8
identification readers and sensor endpoints used for retail tracking and inventory management. Impinj shares were pressured by the delayed implementation of a major contract for a logistics provider, followed by intensive pressures in retail and inventory destocking that the portfolio management team believes may take time to resolve. The Fund exited Impinj during the reporting period.
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
NWLG seeks to provide long-term capital appreciation by investing in equity securities of U.S. companies with market capitalization in excess of $4 billion at the time of purchase, with above-average earnings growth potential that demonstrate sustainable environmental, social and governance (ESG) characteristics. NWLG is an actively managed, semi-transparent ETF, which offers investors an additional vehicle to access the firm’s equity capabilities, while maintaining the potential benefits of the traditional ETF structure, including tax-efficiency and daily liquidity. Investment decisions are actively made by portfolio managers with the goal of outperforming the benchmark index.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
NWLG outperformed the Russell 1000® Growth Index during the twelve-month reporting period ended October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 1000® Growth
Index.
During the reporting period, the primary contributor to the Fund’s relative performance was stock selection in the consumer discretionary and health care sectors. The largest individual contributors to the Fund’s relative performance were Abiomed, Inc.,
NVIDIA Corp. and ServiceNow Inc. Innovative cardiovascular medical device company Abiomed, Inc. was the top contributor during the reporting period after Johnson & Johnson announced its intent to buy the company at a 51% premium during the fourth quarter of 2022. The position was sold on the news. Semiconductor company NVIDIA Corp. experienced rising demand for its semiconductors and software solutions as a wide range of customers seek to leverage AI in their businesses. The company has implemented robust talent initiatives and portfolio management believes it is well-positioned to capitalize on clean technology opportunities. The Fund maintains its exposure to NVIDIA Corp. ServiceNow Inc. was also a key contributor given its position as a leader in the IT service management category, a quintessential tool as companies continue to digitize their workflows. The Fund maintains exposure to ServiceNow Inc.
Partially offsetting the Fund’s outperformance were sector allocation and stock selection in the communication services sector and stock selection in the information technology sector. UnitedHealth Group Inc. and Dollar Tree Inc. were the largest individual detractors from relative performance. UnitedHealth Group Inc. detracted as managed care margins have been negatively impacted by the surging post-Covid patient demand for procedures, doctors’ visits and pharmaceuticals. UnitedHealth Group remains in the Fund’s portfolio because the portfolio management team believes the services business unit, Optum, will drive future growth.
Discount retailer Dollar Tree Inc. noted that increased margin pressure may dampen earnings growth going forward, and the position was sold.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations
9
Nuveen Dividend Growth ETF (NDVG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividend paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Growth Opportunities ETF (NUGO)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Large companies are more mature and may grow more slowly than the overall market. Growth stocks tend to be more volatile than other equities and can experience sharp price declines. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, issuer, mid-cap, and style risks of growth investing, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Select ETF (NSCS)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved.
Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Because the Fund’s Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for non-financial reasons, the Fund may forgo some market opportunities available to funds that don’t use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the
Fund’s prospectus.

10
About the Funds’ Benchmarks
Russell 1000® Growth Index:
An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
11
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

12
Nuveen Dividend Growth ETF (NDVG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NDVG at NAV 8/04/21 4.08% 1.16% 0.64%
NDVG at Market Price 8/04/21 4.08% 1.17% —
S&P 500® Index — 10.14% (0.58)% —

13
Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 98 .9%
Other Assets & Liabilities, Net 1 .1%
Net Assets 100%
Portfolio Composition
(% of net assets)
Technology Hardware &
Equipment 10.7%
Software & Services 10.2%
Financial Services 9.6%
Health Care Equipment &
Services 8.5%
Capital Goods 7.3%
Semiconductors &
Semiconductor Equipment 5.9%
Food, Beverage & Tobacco 5.6%
Energy 5.0%
Equity Real Estate Investment
Trusts (REITs) 4.9%
Materials 4.7%
Consumer Discretionary
Distribution & Retail 4.6%
Utilities 4.5%
Pharmaceuticals, Biotechnology
& Life Sciences 4.2%
Banks 2.8%
Media & Entertainment 2.6%
Insurance 2.5%
Consumer Staples Distribution
& Retail 2.2%
Transportation 1.6%
Consumer Services 1.5%
Other Assets & Liabilities, Net 1.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Apple Inc 7.3%
Microsoft Corp 7.1%
UnitedHealth Group Inc 3.9%
Broadcom Inc 3.9%
Motorola Solutions Inc 3.3%

14
Nuveen Growth Opportunities ETF (NUGO)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NUGO at NAV 9/27/21 23.30% (5.61)% 0.55%
NUGO at Market Price 9/27/21 23.46% (5.65)% —
Russell 1000® Growth Index — 18.95% (2.96)% —

15
Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .1%
Other Assets & Liabilities, Net 0 .9%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 23.0%
Semiconductors &
Semiconductor Equipment 12.0%
Media & Entertainment 11.4%
Technology Hardware &
Equipment 9.4%
Consumer Discretionary
Distribution & Retail 8.7%
Pharmaceuticals, Biotechnology
& Life Sciences 7.5%
Financial Services 6.3%
Health Care Equipment &
Services 5.2%
Consumer Services 3.0%
Capital Goods 2.9%
Energy 2.5%
Materials 2.3%
Consumer Staples Distribution
& Retail 2.3%
Automobiles & Components 1.6%
Food, Beverage & Tobacco 1.0%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 13.5%
Apple Inc 8.8%
Amazon.com Inc 8.6%
NVIDIA Corp 7.5%
Alphabet Inc 6.4%

16
Nuveen Small Cap Select ETF (NSCS)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NSCS at NAV 8/04/21 (3.49)% (7.80)% 0.85%
NSCS at Market Price 8/04/21 (3.51)% (7.80)% —
Russell 2000® Index — (8.56)% (10.45)% —

17
Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 97 .3%
Exchange-Traded Funds 1 .2%
Investments Purchased with
Collateral from Securities
Lending 0 .3%
Other Assets & Liabilities, Net 1 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Capital Goods 14.1%
Health Care Equipment &
Services 11.7%
Software & Services 8.5%
Energy 8.3%
Banks 6.6%
Financial Services 6.1%
Commercial & Professional
Services 4.4%
Pharmaceuticals, Biotechnology
& Life Sciences 4.0%
Materials 3.8%
Equity Real Estate Investment
Trusts (REITs) 3.8%
Semiconductors &
Semiconductor Equipment 3.1%
Food, Beverage & Tobacco 3.0%
Transportation 2.8%
Consumer Discretionary
Distribution & Retail 2.5%
Utilities 2.5%
Household & Personal Products 2.4%
Consumer Durables & Apparel 2.3%
Consumer Services 1.9%
Automobiles & Components 1.8%
Technology Hardware &
Equipment 1.4%
Insurance 1.4%
Media & Entertainment 0.9%
Exchange-Traded Funds 1.2%
Investments Purchased with
Collateral from Securities
Lending 0.3%
Other Assets & Liabilities, Net 1.2%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Permian Resources Corp 2.5%
BellRing Brands Inc 2.4%
Northern Oil and Gas Inc 2.3%
Matador Resources Co 2.3%
HealthEquity Inc 2.0%

18
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NWLG at NAV 8/04/21 20.95% (5.98)% 0.64%
NWLG at Market Price 8/04/21 21.00% (5.96)% —
Russell 1000® Growth Index — 18.95% (2.35)% —

19
Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .3%
Other Assets & Liabilities, Net 0 .7%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 28.6%
Semiconductors &
Semiconductor Equipment 15.1%
Consumer Discretionary
Distribution & Retail 9.3%
Health Care Equipment &
Services 8.3%
Financial Services 8.2%
Media & Entertainment 6.3%
Technology Hardware &
Equipment 6.2%
Consumer Services 5.1%
Pharmaceuticals, Biotechnology
& Life Sciences 4.0%
Transportation 2.2%
Materials 2.0%
Capital Goods 1.4%
Consumer Durables & Apparel 1.4%
Consumer Staples Distribution
& Retail 1.2%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 14.4%
Amazon.com Inc 7.8%
Apple Inc 6.2%
NVIDIA Corp 5.1%
ServiceNow Inc 4.2%

20
Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended October 31, 2023.
The beginning of the period is May 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Growth ETF (NDVG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 981.19
Expenses Incurred During the Period $ 3.25
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,021.93
Expenses Incurred During the Period $ 3.31
Expenses are equal to the Fund’s annualized net expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Growth Opportunities ETF (NUGO)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,085.52
Expenses Incurred During the Period $ 2.94
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,022.38
Expenses Incurred During the Period $ 2.85
Expenses are equal to the Fund’s annualized net expense ratio of 0.56% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

21
Nuveen Small Cap Select ETF (NSCS)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 976.93
Expenses Incurred During the Period $ 4.29
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,020.87
Expenses Incurred During the Period $ 4.38
Expenses are equal to the Fund’s annualized net expense ratio of 0.86% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,054.48
Expenses Incurred During the Period $ 3.37
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,021.93
Expenses Incurred During the Period $ 3.31
Expenses are equal to the Fund’s annualized net expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

22
Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Funds listed in Appendix A (the Funds), including the portfolios of investments, as of October 31, 2023, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2023, the results of their operations and the changes in their net assets for the periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2023, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
December 28, 2023

23
Appendix A
Nushares ETF Trust
For the year ended October 31, 2023 (statement of operations); for each of the years in the two-year period ended October 31, 2023 (statement of changes in net assets); for each of the years in the two-year period ended October 31, 2023, and the period August 4, 2021
(commencement of operations) through October 31, 2021 (financial highlights):
Nuveen Dividend Growth ETF
Nuveen Small Cap Select ETF
Nuveen Winslow Large-Cap Growth ESG ETF
For the year ended October 31, 2023 (statement of operations); for each of the years in the two-year period ended October 31, 2023 (statement of changes in net assets); for each of the years in the two-year period ended October 31, 2023, and the period September 27,
2021 (commencement of operations) through October 31, 2021 (financial highlights):
Nuveen Growth Opportunities ETF

24
Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.9%
X 8,120,267
COMMON STOCKS - 98.9% X 8,120,267
Banks - 2 .8%
1,662 JPMorgan Chase & Co $ 231,118
Total Banks 231,118
Capital Goods - 7 .3%
901 Eaton Corp PLC 187,327
854 Honeywell International Inc 156,504
240 Northrop Grumman Corp 113,143
728 Trane Technologies PLC 138,546
Total Capital Goods 595,520
Consumer Discretionary Distribution & Retail - 4 .6%
995 Lowe's Cos Inc 189,617
2,167 TJX Cos Inc/The 190,848
Total Consumer Discretionary Distribution & Retail 380,465
Consumer Services - 1 .5%
469 McDonald's Corp 122,958
Total Consumer Services 122,958
Consumer Staples Distribution & Retail - 2 .2%
1,080 Walmart Inc 176,483
Total Consumer Staples Distribution & Retail 176,483
Energy - 5 .0%
1,364 Chevron Corp 198,776
2,011 Exxon Mobil Corp 212,864
Total Energy 411,640
Equity Real Estate Investment Trusts (REITs) - 4 .9%
1,120 American Tower Corp 199,573
2,029 Prologis Inc 204,422
Total Equity Real Estate Investment Trusts (REITs) 403,995
Financial Services - 9 .6%
1,136 American Express Co 165,890
3,170 Charles Schwab Corp/The 164,967
1,802 Fidelity National Information Services Inc 88,496
564 Mastercard Inc, Class A 212,261
448 S&P Global Inc 156,491
Total Financial Services 788,105
Food, Beverage & Tobacco - 5 .6%
2,316 Mondelez International Inc, Class A 153,342
919 PepsiCo Inc 150,054
1,741 Philip Morris International Inc 155,228
Total Food, Beverage & Tobacco 458,624
Health Care Equipment & Services - 8 .5%
2,071 Abbott Laboratories 195,813
404 Elevance Health Inc 181,836
599 UnitedHealth Group Inc 320,801
Total Health Care Equipment & Services 698,450

25
Shares Description (a) Value
Insurance - 2 .5%
1,085 Marsh & McLennan Cos Inc $ 205,770
Total Insurance 205,770
Materials - 4 .7%
711 Linde PLC 271,716
746 Packaging Corp of America 114,175
Total Materials 385,891
Media & Entertainment - 2 .6%
5,095 Comcast Corp, Class A 210,372
Total Media & Entertainment 210,372
Pharmaceuticals, Biotechnology & Life Sciences - 4 .2%
1,383 AbbVie Inc 195,252
959 Zoetis Inc 150,563
Total Pharmaceuticals, Biotechnology & Life Sciences 345,815
Semiconductors & Semiconductor Equipment - 5 .9%
376 Broadcom Inc 316,355
1,207 Texas Instruments Inc 171,406
Total Semiconductors & Semiconductor Equipment 487,761
Software & Services - 10 .2%
860 Accenture PLC, Class A 255,498
1,720 Microsoft Corp 581,549
Total Software & Services 837,047
Technology Hardware & Equipment - 10 .7%
3,523 Apple Inc 601,623
984 Motorola Solutions Inc 274,004
Total Technology Hardware & Equipment 875,627
Transportation - 1 .6%
639 Union Pacific Corp 132,663
Total Transportation 132,663
Utilities - 4 .5%
3,461 NextEra Energy Inc 201,776
2,091 WEC Energy Group Inc 170,187
Total Utilities 371,963
Total Long-Term Investments
(cost $8,053,180) 8,120,267
Other Assets & Liabilities, Net - 1.1% 93,813
Net Assets - 100% $ 8,214,080
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

26
Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.1%
X
2,453,997,739
COMMON STOCKS - 99.1% X 2,453,997,739
Automobiles & Components - 1 .6%
198,567 (b) Tesla Inc $ 39,880,196
Total Automobiles & Components 39,880,196
Capital Goods - 2 .9%
163,484 (b) Boeing Co/The 30,542,081
488,937 Carrier Global Corp 23,302,737
82,844 Eaton Corp PLC 17,224,096
Total Capital Goods 71,068,914
Consumer Discretionary Distribution & Retail - 8 .7%
1,608,739 (b) Amazon.com Inc 214,107,073
Total Consumer Discretionary Distribution & Retail 214,107,073
Consumer Services - 3 .0%
12,360 (b) Booking Holdings Inc 34,478,962
13,703 (b) Chipotle Mexican Grill Inc 26,613,967
273,786 Las Vegas Sands Corp 12,993,883
Total Consumer Services 74,086,812
Consumer Staples Distribution & Retail - 2 .3%
102,853 Costco Wholesale Corp 56,820,111
Total Consumer Staples Distribution & Retail 56,820,111
Energy - 2 .5%
67,520 ConocoPhillips 8,021,376
427,297 EOG Resources Inc 53,946,246
Total Energy 61,967,622
Financial Services - 6 .3%
305,545 (b) Fiserv Inc 34,755,744
319,193 Mastercard Inc, Class A 120,128,285
Total Financial Services 154,884,029
Food, Beverage & Tobacco - 1 .0%
509,184 (b) Monster Beverage Corp 26,019,303
Total Food, Beverage & Tobacco 26,019,303
Health Care Equipment & Services - 5 .2%
298,619 (b) Dexcom Inc 26,526,326
59,193 Elevance Health Inc 26,642,177
98,371 (b) Intuitive Surgical Inc 25,794,844
62,948 UnitedHealth Group Inc 33,712,431
82,338 (b) Veeva Systems Inc, Class A 15,867,356
Total Health Care Equipment & Services 128,543,134
Materials - 2 .3%
644,124 Corteva Inc 31,008,130
70,689 Linde PLC 27,014,508
Total Materials 58,022,638

27
Shares Description (a) Value
Media & Entertainment - 11 .4%
1,268,898 (b) Alphabet Inc, Class A $ 157,444,864
417,652 (b) Meta Platforms Inc 125,826,018
Total Media & Entertainment 283,270,882
Pharmaceuticals, Biotechnology & Life Sciences - 7 .5%
383,627 AstraZeneca PLC, Sponsored ADR 24,256,735
177,447 Eli Lilly & Co 98,293,217
423,562 Novo Nordisk A/S, Sponsored ADR 40,903,382
147,663 Zoetis Inc 23,183,091
Total Pharmaceuticals, Biotechnology & Life Sciences 186,636,425
Semiconductors & Semiconductor Equipment - 12 .0%
91,731 Broadcom Inc 77,179,712
333,349 Intel Corp 12,167,239
25,438 Lam Research Corp 14,963,140
17,365 Monolithic Power Systems Inc 7,670,815
455,872 NVIDIA Corp 185,904,602
Total Semiconductors & Semiconductor Equipment 297,885,508
Software & Services - 23 .0%
50,955 (b) Crowdstrike Holdings Inc, Class A 9,007,315
62,520 (b) EPAM Systems Inc 13,602,476
57,192 Intuit Inc 28,307,180
989,235 Microsoft Corp 334,470,246
199,682 (b) Palo Alto Networks Inc 48,526,720
192,963 (b) Salesforce Inc 38,752,759
60,912 (b) ServiceNow Inc 35,441,647
100,097 (b) Synopsys Inc 46,989,536
53,460 (b) Workday Inc, Class A 11,318,017
Total Software & Services 566,415,896
Technology Hardware & Equipment - 9 .4%
1,278,666 Apple Inc 218,357,793
80,009 (b) Arista Networks Inc 16,031,403
Total Technology Hardware & Equipment 234,389,196
Total Long-Term Investments
(cost $2,282,219,697) 2,453,997,739
Other Assets & Liabilities, Net - 0.9% 22,997,974
Net Assets - 100% $ 2,476,995,713
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
See Notes to Financial Statements

28
Nuveen Small Cap Select ETF (NSCS)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.5%
X 5,249,852
COMMON STOCKS - 97.3% X 5,249,852
Automobiles & Components - 1 .8%
2,800 (b) Atmus Filtration Technologies Inc $ 52,528
4,002 Dana Inc 45,943
Total Automobiles & Components 98,471
Banks - 6 .6%
1,491 Banner Corp 62,935
3,770 Home BancShares Inc/AR 77,096
846 Preferred Bank/Los Angeles CA 50,396
1,078 SouthState Corp 71,256
1,279 Wintrust Financial Corp 95,529
Total Banks 357,212
Capital Goods - 14 .1%
485 (b) AeroVironment Inc 55,610
499 Applied Industrial Technologies Inc 76,601
1,298 Arcosa Inc 89,653
3,025 (b) Array Technologies Inc 52,423
501 Comfort Systems USA Inc 91,107
721 EnPro Industries Inc 80,074
768 ESCO Technologies Inc 74,665
9,676 (b) Hillman Solutions Corp 63,475
4,418 (b) Kratos Defense & Security Solutions Inc 75,327
113 (b) MYR Group Inc 13,089
1,069 (b) SPX Technologies Inc 85,648
Total Capital Goods 757,672
Commercial & Professional Services - 4 .4%
873 (b) ASGN Inc 72,861
644 ICF International Inc 81,614
1,071 Maximus Inc 80,025
Total Commercial & Professional Services 234,500
Consumer Discretionary Distribution & Retail - 2 .5%
1,477 Academy Sports & Outdoors Inc 66,229
887 (b) Ollie's Bargain Outlet Holdings Inc 68,512
Total Consumer Discretionary Distribution & Retail 134,741
Consumer Durables & Apparel - 2 .3%
2,270 Steven Madden Ltd 74,433
4,244 (b) Topgolf Callaway Brands Corp 51,862
Total Consumer Durables & Apparel 126,295
Consumer Services - 1 .9%
3,738 (b) Everi Holdings Inc 40,333
925 Papa John's International Inc 60,144
Total Consumer Services 100,477
Energy - 8 .3%
5,372 (b) Diamond Offshore Drilling Inc 66,667
1,969 Matador Resources Co 121,468
3,259 Northern Oil and Gas Inc 124,950
9,292 Permian Resources Corp 135,384
Total Energy 448,469

29
Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 3 .8%
501 EastGroup Properties Inc $ 81,788
2,511 STAG Industrial Inc 83,416
6,891 Summit Hotel Properties Inc 38,865
Total Equity Real Estate Investment Trusts (REITs) 204,069
Financial Services - 6 .1%
747 Evercore Inc, Class A 97,244
917 FirstCash Holdings Inc 99,880
5,505 Ladder Capital Corp 55,656
557 Piper Sandler Cos 77,896
Total Financial Services 330,676
Food, Beverage & Tobacco - 3 .0%
853 MGP Ingredients Inc 80,745
6,371 Primo Water Corp 83,205
Total Food, Beverage & Tobacco 163,950
Health Care Equipment & Services - 11 .7%
1,593 (b) AtriCure Inc 55,181
1,241 (b) Axonics Inc 63,552
908 Encompass Health Corp 56,804
778 (b),(c) Establishment Labs Holdings Inc 22,780
910 (b) Glaukos Corp 62,062
1,518 (b) HealthEquity Inc 108,810
2,981 (b) Option Care Health Inc 82,663
1,431 (b) Progyny Inc 44,161
2,223 Select Medical Holdings Corp 50,529
2,555 (b) SI-BONE Inc 43,461
786 (b) Tenet Healthcare Corp 42,208
Total Health Care Equipment & Services 632,211
Household & Personal Products - 2 .4%
2,950 (b) BellRing Brands Inc 129,003
Total Household & Personal Products 129,003
Insurance - 1 .4%
379 Primerica Inc 72,450
Total Insurance 72,450
Materials - 3 .8%
1,934 Avient Corp 61,153
1,786 Silgan Holdings Inc 71,547
2,188 (b) Summit Materials Inc, Class A 71,985
Total Materials 204,685
Media & Entertainment - 0 .9%
7,463 (b) Magnite Inc 49,554
Total Media & Entertainment 49,554
Pharmaceuticals, Biotechnology & Life Sciences - 4 .0%
835 (b) Crinetics Pharmaceuticals Inc 24,457
375 (b) Cytokinetics Inc 13,072
925 (b) Halozyme Therapeutics Inc 31,330
1,946 (b) ImmunoGen Inc 28,918
846 (b) Immunovant Inc 27,960
464 (b) Intra-Cellular Therapies Inc 23,089
118 (b) Karuna Therapeutics Inc 19,660
225 (b) Krystal Biotech Inc 26,296

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
October 31, 2023
30
Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
1,405 (b) Myriad Genetics Inc $ 21,890
Total Pharmaceuticals, Biotechnology & Life Sciences 216,672
Semiconductors & Semiconductor Equipment - 3 .1%
2,071 (b) Ichor Holdings Ltd 50,243
711 (b) Onto Innovation Inc 79,895
413 (b) Silicon Laboratories Inc 38,070
Total Semiconductors & Semiconductor Equipment 168,208
Software & Services - 8 .5%
1,198 (b) CommVault Systems Inc 78,289
344 (b) CyberArk Software Ltd 56,292
4,250 (b) PowerSchool Holdings Inc, Class A 84,660
2,154 (b) Q2 Holdings Inc 64,685
1,432 (b) Sprout Social Inc, Class A 61,977
741 (b) Workiva Inc 64,534
826 (b) Ziff Davis Inc 49,940
Total Software & Services 460,377
Technology Hardware & Equipment - 1 .4%
161 (b) Super Micro Computer Inc 38,555
3,187 (b) TTM Technologies Inc 36,618
Total Technology Hardware & Equipment 75,173
Transportation - 2 .8%
877 ArcBest Corp 95,488
763 (b) Kirby Corp 56,996
Total Transportation 152,484
Utilities - 2 .5%
1,621 Black Hills Corp 78,375
973 Spire Inc 54,128
Total Utilities 132,503
Total Common Stocks
(cost $5,375,018) 5,249,852
Shares Description (a) Value
X 61,925
EXCHANGE-TRADED FUNDS - 1.2% X 61,925
935
SPDR S&P Biotech ETF
$ 61,925
Total Exchange-Traded Funds
(cost $75,241) 61,925
Total Long-Term Investments
(cost $5,450,259) 5,311,777
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.3%
15,480 State Street Navigator Securities Lending Government
Money Market Portfolio (d)
5.360%(e) $ 15,480
Total Investments Purchased with Collateral from Securities Lending
(cost $15,480) 15,480
Total Investments (cost $ 5,465,739 ) - 98 .8% 5,327,257
Other Assets & Liabilities, Net - 1.2% 65,857
Net Assets - 100% $ 5,393,114

31
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $13,703.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

32
Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
X 5,406,499
COMMON STOCKS - 99.3% X 5,406,499
Capital Goods - 1 .4%
207 Parker-Hannifin Corp $ 76,365
Total Capital Goods 76,365
Consumer Discretionary Distribution & Retail - 9 .3%
3,195 (b) Amazon.com Inc 425,223
88 (b) O'Reilly Automotive Inc 81,879
Total Consumer Discretionary Distribution & Retail 507,102
Consumer Durables & Apparel - 1 .4%
192 (b) Lululemon Athletica Inc 75,548
Total Consumer Durables & Apparel 75,548
Consumer Services - 5 .1%
71 (b) Chipotle Mexican Grill Inc 137,896
410 Hilton Worldwide Holdings Inc 62,127
291 McDonald's Corp 76,291
Total Consumer Services 276,314
Consumer Staples Distribution & Retail - 1 .2%
115 Costco Wholesale Corp 63,531
Total Consumer Staples Distribution & Retail 63,531
Financial Services - 8 .2%
403 Mastercard Inc, Class A 151,669
236 Moody's Corp 72,688
854 Morgan Stanley 60,480
143 MSCI Inc 67,432
407 Visa Inc, Class A 95,686
Total Financial Services 447,955
Health Care Equipment & Services - 8 .3%
1,260 (b) Boston Scientific Corp 64,499
600 (b) Dexcom Inc 53,298
284 (b) IDEXX Laboratories Inc 113,449
522 (b) Intuitive Surgical Inc 136,879
152 UnitedHealth Group Inc 81,405
Total Health Care Equipment & Services 449,530
Materials - 2 .0%
292 Linde PLC 111,591
Total Materials 111,591
Media & Entertainment - 6 .3%
1,409 (b) Alphabet Inc, Class A 174,829
1,345 (b) Alphabet Inc, Class C 168,528
Total Media & Entertainment 343,357
Pharmaceuticals, Biotechnology & Life Sciences - 4 .0%
203 Eli Lilly & Co 112,448
298 (b) Vertex Pharmaceuticals Inc 107,909
Total Pharmaceuticals, Biotechnology & Life Sciences 220,357

33
Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 15 .1%
303 Analog Devices Inc $ 47,671
240 ASML Holding NV 143,714
142 Broadcom Inc 119,474
299 Lam Research Corp 175,878
130 Monolithic Power Systems Inc 57,426
677 NVIDIA Corp 276,081
Total Semiconductors & Semiconductor Equipment 820,244
Software & Services - 28 .6%
347 (b) Atlassian Corp Ltd, Class A 62,682
308 (b) Gartner Inc 102,268
2,317 Microsoft Corp 783,401
690 (b) Salesforce Inc 138,573
392 (b) ServiceNow Inc 228,085
190 (b) Snowflake Inc, Class A 27,575
218 (b) Synopsys Inc 102,338
532 (b) Workday Inc, Class A 112,630
Total Software & Services 1,557,552
Technology Hardware & Equipment - 6 .2%
1,982 Apple Inc 338,466
Total Technology Hardware & Equipment 338,466
Transportation - 2 .2%
2,740 (b) Uber Technologies Inc 118,587
Total Transportation 118,587
Total Long-Term Investments
(cost $4,855,388) 5,406,499
Other Assets & Liabilities, Net - 0.7% 38,001
Net Assets - 100% $ 5,444,500
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements.
34
October 31, 2023 NDVG NUGO NSCS NWLG
ASSETS
Long-term investments, at value
†‡
$ 8,120,267 $ 2,453,997,739 $ 5,311,777 $ 5,406,499
Investments purchased with collateral from securities lending, at value (cost approximates value) — — 15,480 —
Cash 89,503 12,091,527 63,847 32,130
Receivables:
Dividends 8,516 339,741 308 1,356
Investments sold — 11,707,511 21,079 69,796
Reclaims 277 38,234 — —
Securities lending income — — 74 —
Other 95 34,508 72 64
Total assets 8,218,658 2,478,209,260 5,412,637 5,509,845
LIABILITIES
Payables:
Collateral from securities lending — — 15,480 —
Investments purchased - regular settlement — — — 62,293
Accrued expenses:
Management fees 4,351 1,137,595 3,878 2,899
Professional fees 37 12,429 25 25
Trustees fees 94 29,016 66 64
Other 96 34,507 74 64
Total liabilities 4,578 1,213,547 19,523 65,345
Net assets $ 8,214,080 $ 2,476,995,713 $ 5,393,114 $ 5,444,500
Shares outstanding 330,000 112,100,000 260,000 250,000
Net asset value ("NAV") per share $ 24 .89 $ 22 .10 $ 20 .74 $ 21 .78
NET ASSETS CONSIST OF:
Paid-in capital 8,414,024 3,026,055,164 6,595,717 6,258,562
Total distributable earnings (loss) (199,944) (549,059,451) (1,202,603) (814,062)
Net assets $ 8,214,080 $ 2,476,995,713 $ 5,393,114 $ 5,444,500
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 8,053,180 $ 2,282,219,697 $ 5,450,259 $ 4,855,388
‡   Includes securities loaned of $ — $ — $ 13,703 $ —

Statement of Operations
See Notes to Financial Statements.
35
Year Ended October 31, 2023 NDVG NUGO NSCS NWLG
INVESTMENT INCOME
Dividends $ 165,982 $ 17,919,186 $ 55,050 $ 32,595
Interest 3,225 1,621,803 3,851 1,535
Securities lending income, net — — 1,082 —
Foreign tax withheld on dividend income — (50,853) (203) (267)
Total investment income 169,207 19,490,136 59,780 33,863
EXPENSES
Management fees 51,691 13,393,217 48,425 33,092
Professional fees 275 87,434 199 186
Trustees fees 311 94,284 217 198
Other 4 — 4 3
Total expenses 52,281 13,574,935 48,845 33,479
Net investment income (loss) 116,926 5,915,201 10,935 384
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (242,007) (209,896,403) (293,748) (457,684)
In-kind redemptions 79,273 57,993,147 — 17,090
Net realized gain (loss) (162,734) (151,903,256) (293,748) (440,594)
Change in unrealized appreciation (depreciation) on:
Investments 328,589 666,187,348 87,311 1,387,412
Change in net unrealized appreciation (depreciation) 328,589 666,187,348 87,311 1,387,412
Net realized and unrealized gain (loss) 165,855 514,284,092 (206,437) 946,818
Net increase (decrease) in net assets from operations $ 282,781 $ 520,199,293 $ (195,502) $ 947,202

Statement of Changes in Net Assets
See Notes to Financial Statements.
36
NDVG NUGO
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 116,926 $ 87,684 $ 5,915,201 $ 2,531,829
Net realized gain (loss) (162,734) 49,585 (151,903,256) (508,386,270)
Change in net unrealized appreciation (depreciation) 328,589 (488,661) 666,187,348 (540,604,068)
Net increase (decrease) in net assets from operations 282,781 (351,392) 520,199,293 (1,046,458,509)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (115,641) (88,816) (5,361,255) (151,404)
Total distributions (115,641) (88,816) (5,361,255) (151,404)
FUND SHARE TRANSACTIONS
Subscriptions 1,021,307 3,373,099 169,892,907 1,952,646,865
Redemptions (737,015) (1,179,509) (540,562,557) (260,633,066)
Net increase (decrease) from Fund share transactions 284,292 2,193,590 (370,669,650) 1,692,013,799
Net increase (decrease) in net assets 451,432 1,753,382 144,168,388 645,403,886
Net assets at the beginning of period 7,762,648 6,009,266 2,332,827,325 1,687,423,439
Net assets at the end of period $ 8,214,080 $ 7,762,648 $ 2,476,995,713 $ 2,332,827,325

See Notes to Financial Statements.
37
NSCS NWLG
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 10,935 $ 15,771 $ 384 $ (4,116)
Net realized gain (loss) (293,748) (704,226) (440,594) (879,623)
Change in net unrealized appreciation (depreciation) 87,311 (544,725) 1,387,412 (1,174,720)
Net increase (decrease) in net assets from operations (195,502) (1,233,180) 947,202 (2,058,459)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (16,390) (7,748) – –
Return of capital (3,136) – – –
Total distributions (19,526) (7,748) – –
FUND SHARE TRANSACTIONS
Subscriptions – 1,391,006 188,861 1,275,297
Redemptions – (832,036) (192,596) (785,234)
Net increase (decrease) from Fund share transactions – 558,970 (3,735) 490,063
Net increase (decrease) in net assets (215,028) (681,958) 943,467 (1,568,396)
Net assets at the beginning of period 5,608,142 6,290,100 4,501,033 6,069,429
Net assets at the end of period $ 5,393,114 $ 5,608,142 $ 5,444,500 $ 4,501,033

Financial Highlights
38
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NDVG
10/31/23
$ 24.26 $ 0.37 $ 0.62 $ 0.99 $ (0.36) $ — $ — $ (0.36) $ 24.89 $ 24.90
10/31/22
26.13 0.34 (1.87) (1.53) (0.33) (0.01) — (0.34) 24.26 24.27
10/31/21(d)
25.00 0.09 1.10 1.19 (0.06) — — (0.06) 26.13 26.14
NUGO
10/31/23
17.97 0.05 4.13 4.18 (0.05) — — (0.05) 22.10 22.08
10/31/22
26.04 0.02 (8.09) (8.07) — (f) — — — 17.97 17.93
10/31/21(g)
25.00 0.01 1.03 1.04 — — — — 26.04 26.05
NSCS
10/31/23
21.57 0.04 (0.79) (0.75) (0.07) — (0.01) (0.08) 20.74 20.74
10/31/22
26.21 0.06 (4.67) (4.61) (0.03) — — (0.03) 21.57 21.57
10/31/21(d)
25.00 0.01 1.20 1.21 — — — — 26.21 26.22
NWLG
10/31/23
18.00 — (f) 3.78 3.78 — — — — 21.78 21.78
10/31/22
26.39 (0.02) (8.37) (8.39) — — — — 18.00 18.00
10/31/21(d)
25.00 (0.02) 1.41 1.39 — — — — 26.39 26.37
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.

See Notes to Financial Statements.
39
Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
4 .08% 4 .08% $ 8,214 0 .65% 1 .45% 18%
( 5 .89 ) ( 5 .91 ) 7,763 0 .64 1 .34 12
4 .76 4 .82 6,009 0 .64 (e) 1 .52 (e) 7
23 .30 23 .46 2,476,996 0 .56 0 .24 31
( 31 .01 ) ( 31 .16 ) 2,332,827 0 .55 0 .09 39
4 .18 4 .18 1,687,423 0 .55 (e) 0 .39 (e) 2
( 3 .49 ) ( 3 .51 ) 5,393 0 .86 0 .19 44
( 17 .61 ) ( 17 .62 ) 5,608 0 .85 0 .27 64
4 .84 4 .87 6,290 0 .85 (e) 0 .23 (e) 11
20 .95 21 .00 5,445 0 .65 0 .01 71
( 31 .77 ) ( 31 .74 ) 4,501 0 .64 ( 0 .08 ) 58
5 .56 5 .50 6,069 0 .64 (e) ( 0 .24 ) (e) 15

40
Notes to Financial Statements
1. General Information
Trust and Fund Information:
The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Dividend Growth ETF (NDVG), Nuveen Growth
Opportunities ETF (NUGO), Nuveen Small Cap Select ETF (NSCS) and Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (each a “Fund” and collectively, the “Funds”), as diversified funds (non-diversified for NUGO and NWLG), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
Current Fiscal Period:
The end of the reporting period for the Funds is October 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser
has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen
Asset Management (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC (“Winslow Capital”), (each a “Sub-Adviser”
and collectively, the “Sub-Advisers”). NAM is responsible for managing the investment portfolio of NDVG, NUGO and NSCS. Winslow Capital is responsible for managing the investment portfolio of NWLG.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.

41
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 8,120,267 $ – $ – $ 8,120,267
Total $ 8,120,267 $ – $ – $ 8,120,267
a
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,453,997,739 $ – $ – $ 2,453,997,739
Total $ 2,453,997,739 $ – $ – $ 2,453,997,739
a
NSCS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,249,852 $ – $ – $ 5,249,852
Exchange-Traded Funds 61,925 – – 61,925
Investments Purchased with Collateral from Securities
Lending 15,480 – – 15,480
Total $ 5,327,257 $ – $ – $ 5,327,257
a

42
Notes to Financial Statements
(continued)
4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,406,499 $ – $ – $ 5,406,499
Total $ 5,406,499 $ – $ – $ 5,406,499
a
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NSCS Common Stocks $13,703 $15,480
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
NDVG $ 1,443,072 $ 1,472,703
NUGO 766,561,723 733,979,187
NSCS 2,494,924 2,495,976
NWLG 3,688,432 3,672,953
Fund
In-Kind
Purchases
In-Kind
Sales
NDVG $ 1,021,880 $ 737,927
NUGO 169,284,271 538,314,825
NSCS — —
NWLG 183,587 189,125

43
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
NDVG NUGO
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 40,000 $1,021,307 140,000 $3,373,099 8,810,000 $169,892,907 77,150,000 $1,952,646,865
Redemptions (30,000) (737,015) (50,000) (1,179,509) (26,550,000) (540,562,557) (12,100,000) (260,633,066)
Net increase (decrease) 10,000 $284,292 90,000 $2,193,590 (17,740,000) $(370,669,650) 65,050,000 $1,692,013,799
NSCS NWLG
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions – $– 60,000 $1,391,006 10,000 $188,861 60,000 $1,275,297
Redemptions – – (40,000) (832,036) (10,000) (192,596) (40,000) (785,234)
Net increase (decrease) – $– 20,000 $558,970 – $(3,735) 20,000 $490,063

44
Notes to Financial Statements
(continued)
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to redemptions in-kind and return of capital and long-term capital gain distributions received from portfolio investments. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NDVG $ 8,053,180 $ 663,127 $ (596,040) $ 67,087
NUGO 2,297,991,031 301,564,084 (145,557,376) 156,006,708
NSCS 5,487,858 594,033 (754,634) (160,601)
NWLG 4,916,791 655,820 (166,112) 489,708
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NDVG
$ 8,868 $ — $ 67,087 $ (275,899) $ — $ — $ (199,944)
NUGO
3,071,931 — 156,006,708 (708,138,090) — — (549,059,451)
NSCS
— — (160,601) (1,042,002) — — (1,202,603)
NWLG
384 — 489,708 (1,304,154) — — (814,062)
10/31/23 10/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
NDVG
$ 115,641 $ — $ — $ 88,734 $ 82 $ —
NUGO
5,361,255 — — 151,404 — —
NSCS
16,390 — 3,136 7,748 — —
NWLG
— — — — — —
Fund
Short-Term Long-Term Total
NDVG
$ 138,085 $ 137,814 $ 275,899
NUGO
554,804,095 153,333,995 708,138,090
NSCS
689,147 352,855 1,042,002
NWLG
771,445 532,709 1,304,154

45
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund Management Fee
NDVG 0.64%
NUGO 0.55
NSCS 0.85
NWLG 0.64
Fund Purchases Sales
Realized Gain
(Loss)
NDVG $ — $ — $ —
NUGO — 1,553,643 363,586
NSCS — — —
NWLG — — —
Fund
TIAA
Owned Shares
NDVG
67%
NUGO
—
NSCS
85
NWLG
88

46
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NDVG $ —
NUGO —
NSCS —
NWLG —
Fund Percentage
NDVG
100 .0%
NUGO
100 .0
NSCS
100 .0
NWLG
–
Fund Percentage
NDVG
100 .0%
NUGO
100 .0
NSCS
100 .0
NWLG
–

47
Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Winslow Capital
Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NDVG NUGO
Year Ended October 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 156 62.2% 150 59.8%
(0.01)% to (0.25)% 95 37.8% 101 40.2%
251 100% 251 100%
NSCS NWLG
Year Ended October 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.26% to 0.50% 1 0.4% - -
0.00% to 0.25% 149 59.4% 151 60.2%
(0.01)% to (0.25)% 100 39.8% 100 39.8%
(0.26)% to (0.50)% 1 0.4% - -
251 100% 251 100%

48
Additional Fund Information
(Unaudited) (continued)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
49
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

50
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
51
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares
ETF Trust, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser serves as the investment adviser to such
Fund, and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Dividend Growth ETF (the “Dividend
Growth Fund”), Nuveen Growth Opportunities ETF (the “Growth Opportunities Fund”) and Nuveen Small Cap Select ETF (the “Small Cap Fund”),
Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM serves as the investment sub-adviser to each such Fund; and (b) in the case of
Nuveen Winslow Large-Cap Growth ESG ETF (the “Large-Cap Growth Fund”), Winslow Capital Management, LLC (“Winslow,” and Winslow and
NAM are each, a “Sub-Adviser”), pursuant to which Winslow serves as the investment sub-adviser to such Fund, for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and the Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible.
The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Advisers were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

52
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Advisers in providing services to the applicable Fund(s).
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Advisers and recognized that each Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the Sub-Adviser or the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the

53
Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the
Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of each Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter and one-year periods ending December 31, 2022 and March 31, 2023. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions)
and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high. The Board noted that each
Fund, a Nuveen exchange-traded fund (“ETF”), is actively managed.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For the Dividend Growth Fund, the Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and second quartile for the one-year period ended March 31, 2023. In addition, the Fund outperformed its benchmark for the one-year periods ended December 31, 2022 and March 31, 2023. The Board, however, recognized that the Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.

54
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
For the Growth Opportunities Fund, the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the third quartile of its Performance Peer Group for the one-year periods ended December 31, 2022 and March 31, 2023. The Board, however, recognized that the Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
For the Small Cap Fund, the Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2022, the Fund outperformed its benchmark for such period. In addition, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2023. The Board, however, recognized that the Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
For the Large-Cap Growth Fund, the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-
year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and second quartile for the one-year period ended March 31, 2023. The Board, however, recognized that the
Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also generally considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). The Board, however, recognized that the Nuveen ETFs pay the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Nuveen ETFs, subject to certain exceptions. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of each Nuveen
ETF, the Independent Board Members reviewed, among other things, the unified management fee compared to the gross and net management fees of a group of comparable funds (the “Peer Group”) established by Broadridge, as well as the Nuveen ETF’s net total expense ratio compared to the net total expense ratio of its respective Peer Group. In addition, the Independent Board Members reviewed the methodology Broadridge employed to establish the Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Large-Cap Growth Fund, and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees to be higher if they were over
10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund, as applicable, and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to each Sub-Adviser is the responsibility of the
Adviser, not the applicable Fund(s).
The Independent Board Members noted that (a) the Dividend Growth Fund and the Growth Opportunities Fund each had a management fee and a net total expense ratio that were below the respective peer averages; (b) the Small Cap Fund had a management fee that was slightly higher than the peer average, but a net total expense ratio that was below the peer average; and (c) the Large-Cap Growth Fund had a management fee and a net total expense ratio that were slightly higher than the respective peer averages. With respect to the Large-
Cap Growth Fund, the Independent Board Members noted that the peer set included only one other fund with a large-cap growth ESG strategy, and the Fund’s net total expense ratio was only slightly higher than the net total expense ratio of such peer.

55
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Advisers, such other clients may include: retail and institutional managed accounts sub-advised by a Sub-Adviser (with respect to each
Sub-Adviser); hedge funds or other structured products managed by a Sub-Adviser (with respect to NAM); investment companies offered outside the Nuveen family and sub-advised by a Sub-Adviser (with respect to each Sub-Adviser); foreign investment companies offered by
Nuveen and sub-advised by a Sub-Adviser (with respect to each Sub-Adviser); and collective investment trusts sub-advised by a Sub-Adviser
(with respect to each Sub-Adviser). The Board further noted that the Adviser also advised, and the Sub-Advisers sub-advised, certain ETFs sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by each Sub-Adviser, the hedge funds advised by NAM (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. (As indicated above, the Funds are actively managed ETFs.) The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the
Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the
Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates, as applicable. The
Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

56
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, each Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for NAM for the calendar years ending December 31, 2022 and
December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and each Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the
Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that, with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board recognized that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Independent Board
Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Independent
Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a competitive fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Independent
Board Members further recognized that the Nuveen ETFs do not participate in the complex-level fee programs.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders. Further, with respect to the Nuveen ETFs, the Board concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.

57
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

58
Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
132
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
132
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
132

59
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); President (since
2023) and Member (since 2020) of the Board of Directors, Jewish
Coalition Against Domestic Abuse (JCADA).
132
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
132
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
132
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.

60
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
132
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
132
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
132
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan M. Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2019 Managing Director (since 2017), formerly Vice President (2016-2017), Head of
Product Management and Development, ETFs, Nuveen Securities, LLC; Director,
Guggenheim Funds Distributors (2013-2016).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen (since 2022); formerly,
Vice President (2014-2022), Chief Compliance Officer and Anti-Money Laundering
Compliance Officer(2017-2022), Deputy Chief Compliance Officer (2014-2017) of
BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023).

61
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2023); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen (since 2023); Vice
President, Associate General Counsel and Assistant Secretary (since 2023) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly
Corporate Counsel of Franklin Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2021); Managing Director (since 2021) and
Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing Director
(since 2019, formerly, Vice President and Director), Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing Director
(since 2018), formerly, Vice President and Director, Associate General Counsel
and Assistant Secretary of Teachers Insurance and Annuity Association of America,
Teacher Advisors LLC and TIAA-CREF Investment Management, LLC; Managing
Director (since 2022), formerly, Vice President (2017-2022), Associate General
Counsel and Assistant Secretary (since 2011) of Nuveen Alternative Advisors LLC;
General Counsel and Assistant Secretary of Covariance Capital Management, Inc.
(2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since 2023)
and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Senior
Managing Director (2017-2023) and Associate General Counsel (2011-2020);
Executive Vice President (since 2021) and Secretary (since 2023) of Teachers
Advisors, LLC, formerly, General Counsel and Assistant Secretary (2021-2023);
Executive Vice President (since 2017) and Secretary (since 2023) of TIAA-CREF
Investment Management, LLC, formerly General Counsel and Assistant Secretary
(2017-2023); formerly, Vice President (2007-2021) and Secretary (2016-2021),
of NWQ Investment Management Company, LLC and Santa Barbara Asset
Management, LLC; Vice President and Secretary of Winslow Capital Management,
LLC (since 2010); Executive Vice President (since 2023) and Secretary (since
2016) of Nuveen Alternative Investments, LLC, formerly Senior Managing Director
(2017-2023).

62
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Senior Managing Director of Teachers Advisors, LLC
(since 2021) and TIAA-CREF Investment Management, LLC (since 2016); Principal
Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the
TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1
and the Principal Financial Officer, Principal Accounting Officer (since 2020) and
Treasurer (since 2017) to the CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023) and Nuveen Asset Management,
LLC(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NAN-ETF-1023P 3241316-INV-Y-12/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended October 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen ESG International Developed Markets Equity ETF	24,000	0	0	0
Nuveen ESG Dividend ETF	18,000	0	0	0
Nuveen ESG Emerging Markets Equity ETF	24,000	0	0	0
Nuveen ESG Large-Cap ETF	18,000	0	0	0
Nuveen ESG Large-Cap Growth ETF	18,000	0	0	0
Nuveen ESG Large-Cap Value ETF	18,000	0	0	0
Nuveen ESG Mid-Cap Growth ETF	18,000	0	0	0
Nuveen ESG Mid-Cap Value ETF	18,000	0	0	0
Nuveen ESG Small-Cap ETF	18,000	0	0	0
Nuveen Dividend Growth ETF	18,000	0	0	0
Nuveen Small-Cap Select ETF	18,000	0	0	0
Nuveen Growth Opportunities ETF	21,000	0	0	0
Nuveen Winslow Large-Cap Growth ESG ETF	18,000	0	0	0

Total	$249,000	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen ESG International Developed Markets Equity ETF	0%	0%	0%	0%
Nuveen ESG Dividend ETF	0%	0%	0%	0%
Nuveen ESG Emerging Markets Equity ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap Growth ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap Value ETF	0%	0%	0%	0%
Nuveen ESG Mid-Cap Growth ETF	0%	0%	0%	0%
Nuveen ESG Mid-Cap Value ETF	0%	0%	0%	0%
Nuveen ESG Small-Cap ETF	0%	0%	0%	0%
Nuveen Dividend Growth ETF	0%	0%	0%	0%
Nuveen Small-Cap Select ETF	0%	0%	0%	0%
Nuveen Growth Opportunities ETF	0%	0%	0%	0%
Nuveen Winslow Large-Cap Growth ESG ETF	0%	0%	0%	0%

October 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen ESG International Developed Markets Equity ETF	22,810	0	0	0
Nuveen ESG Dividend ETF	17,180	0	0	0
Nuveen ESG Emerging Markets Equity ETF	23,850	0	0	0
Nuveen ESG Large-Cap ETF	17,180	0	0	0
Nuveen ESG Large-Cap Growth ETF	17,180	0	0	0
Nuveen ESG Large-Cap Value ETF	17,180	0	0	0
Nuveen ESG Mid-Cap Growth ETF	17,180	0	0	0
Nuveen ESG Mid-Cap Value ETF	17,180	0	0	0
Nuveen ESG Small-Cap ETF	17,180	0	0	0
Nuveen Dividend Growth ETF	17,180	0	0	0
Nuveen Small-Cap Select ETF	17,180	0	0	0
Nuveen Growth Opportunities ETF	19,220	0	0	0
Nuveen Winslow Large-Cap Growth ESG ETF	17,180	0	0	0

Total	$237,680	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Dividend Growth ETF	0%	0%	0%	0%
Nuveen Small Cap Select ETF	0%	0%	0%	0%
Nuveen ESG International Developed Markets Equity ETF	0%	0%	0%	0%
Nuveen ESG Dividend ETF	0%	0%	0%	0%
Nuveen ESG Emerging Markets Equity ETF	0%	0%	0%	0%
Nuveen Growth Opportunities ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap Growth ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap Value ETF	0%	0%	0%	0%
Nuveen ESG Mid-Cap Growth ETF	0%	0%	0%	0%
Nuveen ESG Mid-Cap Value ETF	0%	0%	0%	0%
Nuveen ESG Small-Cap ETF	0%	0%	0%	0%
Nuveen Winslow Large-Cap Growth ESG ETF	0%	0%	0%	0%

Fiscal Year Ended October 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
NuShares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
NuShares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen ESG International Developed Markets Equity ETF	0	0	0	0
Nuveen ESG Dividend ETF	0	0	0	0
Nuveen ESG Emerging Markets Equity ETF	0	0	0	0
Nuveen ESG Large-Cap ETF	0	0	0	0
Nuveen ESG Large-Cap Growth ETF	0	0	0	0
Nuveen ESG Large-Cap Value ETF	0	0	0	0
Nuveen ESG Mid-Cap Growth ETF	0	0	0	0
Nuveen ESG Mid-Cap Value ETF	0	0	0	0
Nuveen ESG Small-Cap ETF	0	0	0	0
Nuveen Dividend Growth ETF	0	0	0	0
Nuveen Small Cap Select ETF	0	0	0	0
Nuveen Growth Opportunities ETF	0	0	0	0
Nuveen Winslow Large-Cap Growth ESG ETF	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended October 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen ESG International Developed Markets Equity ETF	0	0	0	0
Nuveen ESG Dividend ETF	0	0	0	0
Nuveen ESG Emerging Markets Equity ETF	0	0	0	0
Nuveen Growth Opportunities ETF	0	0	0	0
Nuveen ESG Large-Cap Growth ETF	0	0	0	0
Nuveen ESG Large-Cap Value ETF	0	0	0	0
Nuveen ESG Mid-Cap Growth ETF	0	0	0	0
Nuveen ESG Mid-Cap Value ETF	0	0	0	0
Nuveen ESG Small-Cap ETF	0	0	0	0
Nuveen Dividend Growth ETF	0	0	0	0
Nuveen Small Cap Select ETF	0	0	0	0
Nuveen Growth Opportunities ETF	0	0	0	0
Nuveen Winslow Large-Cap Growth ESG ETF	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). As of the end of the period covered by this report, the members of the audit committee are Jack B. Evans, Albin F. Moschner, John K. Nelson, Chair, Margaret L. Wolff, and Robert L. Young.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: January 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: January 5, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: January 5, 2024